UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2019

Date of reporting period:	7/31/2019

Item 1 – Reports to Stockholders

PGIM JENNISON DIVERSIFIED GROWTH FUND

ANNUAL REPORT

JULY 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term capital appreciation

Highlights

•	Several information technology holdings contributed strongly to the Fund’s performance, including Microsoft, Adobe, and Mastercard.

•	Also adding to returns were shares of Chipotle and Lululemon in consumer discretionary, Costco and Estee Lauder in consumer staples, and Disney and Facebook in communications services.

•

Shares of Nvidia detracted from the Fund’s performance. Other holdings that dragged on performance included Tesla and Alibaba in consumer discretionary, Biogen in health care, and Netflix in communications services.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Jennison Diversified Growth Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the annual report for the PGIM Jennison Diversified Growth Fund informative and useful. The report covers performance for the 12-month period that ended July 31, 2019.

While the US economy remained healthy, with rising corporate profits and strong job growth, the Federal Reserve cut interest rates on the last day of the period for the first time since the Great Recession more than a decade ago. After nine rate increases in recent years, the cut was a proactive attempt by the Fed to extend the longest domestic economic expansion on record as growth in many other regions weakened. China in particular showed signs of slowing amid trade tensions with the US, and turmoil in the United Kingdom continued as it negotiated an exit from the European Union.

Despite the growing US economy, volatility returned to the equity markets during the period. After corporate tax cuts and regulatory reforms helped boost US stocks early in the period, equities declined significantly at the end of 2018 on concerns about China’s economy, a potential global trade war, higher interest rates, and worries that profit growth might slow. Stocks reversed course early in 2019, rising sharply after the Fed moderated its position on additional rate hikes for the remainder of the year. For the period overall, large-cap US equities rose while small-cap US stocks fell. Stocks also declined in developed foreign and emerging markets.

The overall US bond market posted strong returns during the period on a significant rally in interest rates that saw the 10-year US Treasury yield decline from around 3% to 2%. Investment grade corporate bonds led the way with a double-digit gain, while corporate high yield and municipal bonds each had a high single-digit return. Globally, bonds in developed markets delivered solid returns, while emerging markets debt also posted positive results. A continuing trend during the period was the inversion of a portion of the US Treasury yield curve, as the yield on certain shorter maturities exceeded the yield on the 10-year bond.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This scale and investment expertise allow us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Diversified Growth Fund

September 16, 2019

PGIM Jennison Diversified Growth Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/19 (with sales charges)
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	1.05	9.97	12.37	—
Class B	1.08	10.13	12.09	—
Class C	5.00	10.37	12.15	—
Class Z	7.20	N/A	N/A	14.49 (9/27/17)
Class R6	7.20	N/A	N/A	14.49 (9/27/17)
Russell 1000 Growth Index
	10.82	14.25	15.74	—
Lipper Large-Cap Growth Funds Average
	9.81	12.97	14.41	—

	Average Annual Total Returns as of 7/31/19 (without sales charges)
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	6.93	11.23	13.00	—
Class B	5.79	10.27	12.09	—
Class C	5.95	10.37	12.15	—
Class Z	7.20	N/A	N/A	14.49 (9/27/17)
Class R6	7.20	N/A	N/A	14.49 (9/27/17)
Russell 1000 Growth Index
	10.82	14.25	15.74	—
Lipper Large-Cap Growth Funds Average
	9.81	12.97	14.41	—

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund’s Class A shares with a similar investment in the Russell 1000 Growth Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (July 31, 2009) and the account values at the end of the current fiscal year (July 31, 2019) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, Class C shares, Class Z and Class R6 shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

PGIM Jennison Diversified Growth Fund	7

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5/6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000® Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class Z and Class R6 shares is 16.34%.

Lipper Large-Cap Growth Funds Average—The Lipper Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Growth Funds universe for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class Z and Class R6 shares is 15.57%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Presentation of Fund Holdings

Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	6.8%
Amazon.com, Inc.	Internet & Direct Marketing Retail	4.4%
Mastercard, Inc. (Class A Stock)	IT Services	4.1%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	3.9%
Visa, Inc. (Class A Stock)	IT Services	3.7%
Apple, Inc.	Technology Hardware, Storage & Peripherals	3.2%
Adobe, Inc.	Software	2.9%
salesforce.com, Inc.	Software	2.7%
Alibaba Group Holding Ltd. (China), ADR	Internet & Direct Marketing Retail	2.7%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	2.6%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term Investments. Holdings/Issues/Industries/Sectors are subject to change.

PGIM Jennison Diversified Growth Fund	9

Strategy and Performance Overview

How did the Fund perform?

The PGIM Jennison Diversified Growth Fund’s Class A shares returned 6.93% in the 12-month reporting period that ended July 31, 2019, underperforming the 10.82% return of the Russell 1000 Growth Index (the Index) and the 9.81% return of the Lipper Large-Cap Growth Funds Average.

What was the market environment?

•

Equity markets were volatile in the period. At the outset (in August 2018), global gross domestic product (GDP) growth was accelerating, the US labor market was strengthening, and lower US corporate tax rates were helping boost wages and capital spending. Given the constructive macroeconomic landscape, investors overlooked uncertainty created by White House trade and other policy initiatives.

•

An abrupt equity market sell-off in the fourth quarter of 2018 reflected mounting investor concerns about the rising risk of a major trade war with China, the state of US trade alliances with other major trading partners, the pace of US economic growth, decelerating expansion in non-US economies, US interest rate increases, and discord and uncertainty about domestic policy.

•

US equity markets subsequently rebounded early in 2019 as the Federal Reserve (the Fed) signaled a pause in its federal funds rate hikes, corporate earnings reports generally indicated continued strength, and sentiment grew that trade friction would be resolved.

•

Markets declined again late in the period after the US administration placed Chinese technology company Huawei Technologies on a list of firms deemed a risk to national security, escalating the trade discord between the world’s two largest economies.

What worked?

•	Several information technology holdings were strong contributors to the Fund’s return.

•

Digital transformation has become a strategic imperative across many industries and companies. Holdings Microsoft Corp., Adobe Inc., Red Hat Inc., salesforce.com Inc., and Workday Inc. offer mission-critical applications and services that are fundamentally changing the way businesses operate.

•

Payments companies continued to benefit from the long-term shift from cash to electronic transactions. Mastercard Inc. and Visa Inc. have strong market positions with high barriers to entry, pricing power, and solid operating leverage potential.

•	In consumer discretionary:

•

Fast casual restaurant company Chipotle Mexican Grill Inc.’s new management team has been turning the company around by improving sales through new products, better marketing, mobile/digital efforts, and delivery.

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•

Lululemon Athletica Inc.’s new products, integrated marketing, and online sales momentum—combined with a high-end customer base and athleisure fashion trends—drove strong customer traffic, sales conversion, and comparable store sales. The company also benefited from strong brand positioning, international prospects, margin-expansion opportunities, and attractive return on invested capital.

•	In consumer staples:

•	Costco Wholesale Corp.’s consistent stream of membership fee income allowed for low prices and broad product selection, which, in turn, led to high inventory turnover.

•

The Estée Lauder Cos. Inc. enhanced its strong brand portfolio in the fast-growing luxury beauty care market with complementary acquisitions and subsequent brand development. Emerging markets, especially China, were key drivers of the company’s growth.

•	In communication services:

•

The Walt Disney Co. announced plans to launch Disney+, a subscription video-on-demand service. With ongoing disruption in the broader media landscape, execution of Disney+ and Disney’s other direct-to-consumer initiatives is uncertain. However, Jennison believes the company is well positioned to succeed given the strength of its content, global brand, and marketing.

•

Facebook Inc. faced ongoing investor concerns about data privacy. However, the company continued to show resilience, with solid engagement metrics and strong revenue growth, as advertisers continued to seek the reach and targeting Facebook provides.

What didn’t work?

•

After strong performance through much of 2017 and 2018, shares of information technology holding Nvidia Corp. fell in the fourth quarter of 2018, reflecting gaming graphics microchip inventory issues that were exacerbated by a slowdown in the cryptocurrency mining boom. The company’s stock began to recover in early 2019 on signs that inventory issues were being resolved, only to dip again in May on worries that renewed escalation of US/China trade discord could disrupt technology product markets and depress chip demand.

•	In consumer discretionary:

•	Tesla Inc.’s share price decline was tied to ongoing controversy surrounding CEO Elon Musk and concerns about vehicle production volume. The Fund’s position in Tesla Inc. was eliminated in April 2019.

PGIM Jennison Diversified Growth Fund	11

Strategy and Performance Overview (continued)

•	Slowing Chinese economic growth and Chinese government efforts to tighten control of internet and non-traditional financial businesses weighed on e-commerce giant Alibaba Group Holding Ltd.

•	In health care, shares of Biogen Inc. fell after the company discontinued its Phase 3 clinical trial of Alzheimer’s disease drug aducanumab.

•

In communication services, Netflix Inc. continued to raise its long-term competitive barriers with investments in exclusive and original content, resulting in strong subscriber growth and pricing leverage. The company’s domestic subscriber base decreased, marginally, in the second quarter of 2019 for the first time since 2011, and international net subscriber additions reverted to 2016 levels. Given its still-low global penetration and the accelerating shift from linear TV, Netflix still has significant room for growth, in Jennison’s view.

Current outlook

•

After months of trade friction, both consumer and business sentiment show signs of fraying. The prolonged uncertainty and the magnitude of potential tariffs are forcing revisions to corporate profit growth forecasts, alterations to business plans and supply chains, and scaled-back estimates of global GDP growth.

•	At the same time, labor market strength persists and inflation remains benign, while the Fed cut already low interest rates at the end of the reporting period.

•

While not immune from the impact of tariffs, few Fund holdings, many of which have global operating footprints, face material risk of being competitively disadvantaged by the evolving trade landscape, in Jennison’s opinion. They are, by and large, market leaders in their industries, operating in secularly growing markets and generating the cash flow necessary to reinvest for attractive rates of organic revenue and above-market-average profit growth.

•

Although macroeconomic and policy factors sometimes distract investor focus away from superior fundamentals, companies with well-above-average long-term growth rates and unique, market-leading products and services have historically outperformed in the long term.

The percentages shown in the tables below identify each security’s positive or negative contribution to the Fund’s return, which is the sum of all contributions by individual holdings.

Top contributors (%)		Top detractors (%)
Microsoft	1.71	Nvidia	–0.77
Mastercard	1.35	Tesla	–0.57
Visa	0.96	Biogen	–0.39
Chipotle Mexican Grill	0.75	Alibaba	–0.28
Adobe	0.67	Netflix	–0.28

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended July 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

PGIM Jennison Diversified Growth Fund	13

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Diversified Growth Fund		Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,103.90	1.25%	$6.52
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26
Class B	Actual	$1,000.00	$1,098.80	2.26%	$11.76
	Hypothetical	$1,000.00	$1,013.59	2.26%	$11.28
Class C	Actual	$1,000.00	$1,098.20	2.14%	$11.13
	Hypothetical	$1,000.00	$1,014.18	2.14%	$10.69
Class Z	Actual	$1,000.00	$1,105.50	1.00%	$5.22
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
Class R6	Actual	$1,000.00	$1,105.50	1.00%	$5.22
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2019, and divided by the 365 days in the Fund's fiscal year ended July 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments

as of July 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 98.8%

COMMON STOCKS

Aerospace & Defense 3.3%
Airbus SE (France), ADR	40,894	$1,446,012
Boeing Co. (The)	12,042	4,108,489
Safran SA (France), ADR	54,100	1,935,698
Spirit AeroSystems Holdings, Inc. (Class A Stock)	8,039	617,717

		8,107,916

Airlines 2.0%
American Airlines Group, Inc.	38,162	1,164,322
Delta Air Lines, Inc.	31,248	1,907,378
United Airlines Holdings, Inc.*	18,634	1,712,651

		4,784,351

Banks 1.1%
JPMorgan Chase & Co.	22,490	2,608,840

Beverages 0.2%
Constellation Brands, Inc. (Class A Stock)	3,038	597,939

Biotechnology 4.1%
Alexion Pharmaceuticals, Inc.*	24,417	2,766,202
Amgen, Inc.	18,671	3,483,635
Biogen, Inc.*	2,959	703,709
Celgene Corp.*	12,001	1,102,412
Exact Sciences Corp.*	16,740	1,926,942

		9,982,900

Consumer Finance 1.8%
American Express Co.	5,327	662,519
Discover Financial Services	22,055	1,979,216
Synchrony Financial	51,062	1,832,104

		4,473,839

Diversified Consumer Services 0.8%
H&R Block, Inc.	66,285	1,835,432

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	15

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Entertainment 3.7%
Netflix, Inc.*	16,815	$5,431,077
Walt Disney Co. (The)	25,281	3,615,436

		9,046,513

Equity Real Estate Investment Trusts (REITs) 0.5%
American Tower Corp.	2,927	619,412
SBA Communications Corp.*	2,459	603,463

		1,222,875

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	20,613	5,681,561

Food Products 0.3%
McCormick & Co., Inc.	3,785	600,074

Health Care Equipment & Supplies 1.8%
Danaher Corp.	25,554	3,590,337
Edwards Lifesciences Corp.*	3,753	798,826

		4,389,163

Health Care Providers & Services 1.1%
HCA Healthcare, Inc.	16,244	2,168,736
UnitedHealth Group, Inc.	2,396	596,628

		2,765,364

Health Care Technology 0.3%
Veeva Systems, Inc. (Class A Stock)*	4,623	766,956

Hotels, Restaurants & Leisure 3.9%
Chipotle Mexican Grill, Inc.*	4,986	3,966,513
Marriott International, Inc. (Class A Stock)	30,756	4,276,929
Yum! Brands, Inc.	10,546	1,186,636

		9,430,078

Insurance 0.3%
Progressive Corp. (The)	7,568	612,857

Interactive Media & Services 9.4%
Alphabet, Inc. (Class A Stock)*	7,940	9,672,508
Facebook, Inc. (Class A Stock)*	32,444	6,301,598

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Interactive Media & Services (cont’d.)
Match Group, Inc.	25,343	$1,908,074
Tencent Holdings Ltd. (China), ADR	108,797	5,059,061

		22,941,241

Internet & Direct Marketing Retail 8.0%
Alibaba Group Holding Ltd. (China), ADR*	37,704	6,526,939
Amazon.com, Inc.*	5,762	10,756,386
eBay, Inc.	57,399	2,364,265

		19,647,590

IT Services 12.6%
Booz Allen Hamilton Holding Corp.	8,772	603,075
FleetCor Technologies, Inc.*	14,266	4,053,969
Mastercard, Inc. (Class A Stock)	36,825	10,026,343
Paychex, Inc.	7,091	588,907
PayPal Holdings, Inc.*	36,055	3,980,472
VeriSign, Inc.*	3,152	665,356
Visa, Inc. (Class A Stock)	50,849	9,051,122
Western Union Co. (The)(a)	89,261	1,874,481

		30,843,725

Life Sciences Tools & Services 2.8%
Bruker Corp.	12,572	601,570
Illumina, Inc.*	14,768	4,421,244
Thermo Fisher Scientific, Inc.	6,718	1,865,454

		6,888,268

Machinery 1.0%
Allison Transmission Holdings, Inc.	40,767	1,873,244
Caterpillar, Inc.	4,605	606,340

		2,479,584

Media 1.9%
AMC Networks, Inc. (Class A Stock)*	31,365	1,674,264
CBS Corp. (Class B Stock)	22,212	1,144,140
Omnicom Group, Inc.	21,397	1,716,467

		4,534,871

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	17

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Personal Products 1.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	20,998	$3,867,621
Herbalife Nutrition Ltd.*	14,690	602,584

		4,470,205

Pharmaceuticals 1.7%
AstraZeneca PLC (United Kingdom), ADR	47,521	2,062,886
Merck & Co., Inc.	24,214	2,009,520

		4,072,406

Real Estate Management & Development 0.7%
CBRE Group, Inc. (Class A Stock)*	32,463	1,720,864

Road & Rail 0.3%
Union Pacific Corp.	3,523	633,964

Semiconductors & Semiconductor Equipment 2.8%
NVIDIA Corp.	8,363	1,411,006
QUALCOMM, Inc.	57,658	4,218,259
Universal Display Corp.	2,864	604,533
Xilinx, Inc.	5,109	583,499

		6,817,297

Software 20.5%
Adobe, Inc.*	23,923	7,149,628
Aspen Technology, Inc.*	4,765	628,361
Autodesk, Inc.*	3,809	594,851
Cadence Design Systems, Inc.*	20,432	1,510,129
Fair Isaac Corp.*	1,746	606,595
Intuit, Inc.	2,808	778,686
Microsoft Corp.	122,669	16,716,105
Oracle Corp.	36,712	2,066,886
Paylocity Holding Corp.*	5,920	604,373
salesforce.com, Inc.*	42,626	6,585,717
SAP SE (Germany), ADR	10,453	1,286,033
ServiceNow, Inc.*	16,173	4,486,228
Synopsys, Inc.*	5,021	666,588
VMware, Inc. (Class A Stock)	10,190	1,778,053
Workday, Inc. (Class A Stock)*	20,071	4,013,799
Zscaler, Inc.*	7,213	607,839

		50,079,871

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail 0.5%
Home Depot, Inc. (The)	2,810	$600,469
Williams-Sonoma, Inc.	10,935	729,146

		1,329,615

Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	36,091	7,688,827
HP, Inc.	28,355	596,589

		8,285,416

Textiles, Apparel & Luxury Goods 3.9%
Kering SA (France), ADR	38,162	1,970,686
Lululemon Athletica, Inc.*	21,119	4,035,630
NIKE, Inc. (Class B Stock)	18,152	1,561,616
VF Corp.	23,220	2,029,196

		9,597,128

TOTAL LONG-TERM INVESTMENTS (cost $163,411,535)		241,248,703

SHORT-TERM INVESTMENTS 1.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	1,940,962	1,940,962
PGIM Institutional Money Market Fund (cost $1,955,393; includes $1,942,890 of cash collateral for securities on loan)(b)(w)	1,955,578	1,955,969

TOTAL SHORT-TERM INVESTMENTS (cost $3,896,355)		3,896,931

TOTAL INVESTMENTS 100.4% (cost $167,307,890)		245,145,634
Liabilities in excess of other assets (0.4)%		(931,648)

NET ASSETS 100.0%		$244,213,986

Below is a list of the abbreviation(s) used in the annual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	19

Schedule of Investments (continued)

as of July 31, 2019

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,913,100; cash collateral of $1,942,890 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$8,107,916	$—	$—
Airlines	4,784,351	—	—
Banks	2,608,840	—	—
Beverages	597,939	—	—
Biotechnology	9,982,900	—	—
Consumer Finance	4,473,839	—	—
Diversified Consumer Services	1,835,432	—	—
Entertainment	9,046,513	—	—
Equity Real Estate Investment Trusts (REITs)	1,222,875	—	—
Food & Staples Retailing	5,681,561	—	—
Food Products	600,074	—	—
Health Care Equipment & Supplies	4,389,163	—	—
Health Care Providers & Services	2,765,364	—	—
Health Care Technology	766,956	—	—
Hotels, Restaurants & Leisure	9,430,078	—	—
Insurance	612,857	—	—
Interactive Media & Services	22,941,241	—	—
Internet & Direct Marketing Retail	19,647,590	—	—
IT Services	30,843,725	—	—
Life Sciences Tools & Services	6,888,268	—	—
Machinery	2,479,584	—	—
Media	4,534,871	—	—
Personal Products	4,470,205	—	—
Pharmaceuticals	4,072,406	—	—
Real Estate Management & Development	1,720,864	—	—
Road & Rail	633,964	—	—
Semiconductors & Semiconductor Equipment	6,817,297	—	—
Software	50,079,871	—	—

See Notes to Financial Statements.

20

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Specialty Retail	$1,329,615	$—	$—
Technology Hardware, Storage & Peripherals	8,285,416	—	—
Textiles, Apparel & Luxury Goods	9,597,128	—	—
Affiliated Mutual Funds	3,896,931	—	—

Total	$245,145,634	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows (unaudited):

Software	20.5%
IT Services	12.6
Interactive Media & Services	9.4
Internet & Direct Marketing Retail	8.0
Biotechnology	4.1
Textiles, Apparel & Luxury Goods	3.9
Hotels, Restaurants & Leisure	3.9
Entertainment	3.7
Technology Hardware, Storage & Peripherals	3.4
Aerospace & Defense	3.3
Life Sciences Tools & Services	2.8
Semiconductors & Semiconductor Equipment	2.8
Food & Staples Retailing	2.3
Airlines	2.0
Media	1.9
Consumer Finance	1.8
Personal Products	1.8
Health Care Equipment & Supplies	1.8
Pharmaceuticals	1.7
Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	1.6

Health Care Providers & Services	1.1%
Banks	1.1
Machinery	1.0
Diversified Consumer Services	0.8
Real Estate Management & Development	0.7
Specialty Retail	0.5
Equity Real Estate Investment Trusts (REITs)	0.5
Health Care Technology	0.3
Road & Rail	0.3
Insurance	0.3
Food Products	0.3
Beverages	0.2

100.4
Liabilities in excess of other assets	(0.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	21

Schedule of Investments (continued)

as of July 31, 2019

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$1,913,100	$(1,913,100)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

22

Statement of Assets & Liabilities

as of July 31, 2019

Assets
Investments at value, including securities on loan of $1,913,100:
Unaffiliated investments (cost $163,411,535)	$241,248,703
Affiliated investments (cost $3,896,355)	3,896,931
Receivable for investments sold	20,782,570
Dividends receivable	52,209
Receivable for Fund shares sold	27,668
Tax reclaim receivable	24,897
Prepaid expenses and other assets	1,011

Total Assets	266,033,989

Liabilities
Payable for investments purchased	19,311,287
Payable to broker for collateral for securities on loan	1,942,890
Accrued expenses and other liabilities	169,084
Payable for Fund shares reacquired	151,828
Management fee payable	146,158
Distribution fee payable	57,817
Affiliated transfer agent fee payable	40,939

Total Liabilities	21,820,003

Net Assets	$244,213,986

Net assets were comprised of:
Shares of beneficial interest, at par	$18,406
Paid-in capital in excess of par	157,423,956
Total distributable earnings (loss)	86,771,624

Net assets, July 31, 2019	$244,213,986

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	23

Statement of Assets & Liabilities

as of July 31, 2019

Class A
Net asset value and redemption price per share, ($229,202,027 ÷ 17,115,229 shares of beneficial interest issued and outstanding)	$13.39
Maximum sales charge (5.50% of offering price)	0.78

Maximum offering price to public	$14.17

Class B
Net asset value, offering price and redemption price per share,
($990,687 ÷ 91,821 shares of beneficial interest issued and outstanding)	$10.79

Class C
Net asset value, offering price and redemption price per share,
($8,697,796 ÷ 802,047 shares of beneficial interest issued and outstanding)	$10.84

Class Z
Net asset value, offering price and redemption price per share,
($5,269,550 ÷ 393,003 shares of beneficial interest issued and outstanding)	$13.41

Class R6
Net asset value, offering price and redemption price per share,
($53,926 ÷ 4,021 shares of beneficial interest issued and outstanding)	$13.41

See Notes to Financial Statements.

24

Statement of Operations

Year Ended July 31, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $23,057 foreign withholding tax)	$2,462,244
Affiliated dividend income	57,394
Affiliated income from securities lending, net	20,541

Total income	2,540,179

Expenses
Management fee	1,673,790
Distribution fee(a)	951,793
Transfer agent’s fees and expenses (including affiliated expense of $244,783)(a)	460,229
Custodian and accounting fees	75,335
Registration fees(a)	65,890
Shareholders’ reports	43,892
Audit fee	24,050
Legal fees and expenses	20,761
Trustees’ fees	15,423
Miscellaneous	19,198

Total expenses	3,350,361
Less: Fee waiver and/or expense reimbursement(a)	(38,044)
Distribution fee waiver(a)	(99,598)

Net expenses	3,212,719

Net investment income (loss)	(672,540)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $(995))	10,922,583
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $576)	5,362,609

Net gain (loss) on investment transactions	16,285,192

Net Increase (Decrease) In Net Assets Resulting From Operations	$15,612,652

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	597,583	12,398	341,812	—	—
Transfer agent’s fees and expenses	379,736	11,040	66,249	3,159	45
Registration fees	13,722	12,859	12,809	13,250	13,250
Fee waiver and/or expense reimbursement	—	(17,972)	—	(6,816)	(13,256)
Distribution fee waiver	(99,598)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	25

Statements of Changes in Net Assets

	Year Ended July 31,

	2019		2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$(672,540)	$190,507
Net realized gain (loss) on investment transactions		10,922,583	25,494,152
Net change in unrealized appreciation (depreciation) on investments		5,362,609	17,758,751

Net increase (decrease) in net assets resulting from operations		15,612,652	43,443,410

Dividends and Distributions
Distributions from distributable earnings*
Class A		(16,246,746)	—
Class B		(141,819)	—
Class C		(4,685,728)	—
Class Z		(424,868)	—
Class R6		(1,051)	—

		(21,500,212)	—

Dividends from net investment income*
Class A			(359,379)
Class Z			(183)
Class R6			(21)

		*	(359,583)

Distributions from net realized gains*
Class A			(18,411,360)
Class B			(225,437)
Class C			(5,884,435)
Class Z			(9,397)
Class R6			(1,059)

		*	(24,531,688)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold		7,221,290	8,114,816
Net asset value of shares issued in reinvestment of dividends and distributions		21,290,091	24,639,762
Cost of shares reacquired		(27,685,368)	(33,347,805)

Net increase (decrease) in net assets from Fund share transactions		826,013	(593,227)

Total increase (decrease)		(5,061,547)	17,958,912

Net Assets:
Beginning of year		249,275,533	231,316,621

End of year(a)		$244,213,986	$249,275,533

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$181,997

*	For the year ended July 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

26

Notes to Financial Statements

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust currently consists of fifteen funds: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, PGIM 60/40 Allocation Fund, PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund. These financial statements relate only to the PGIM Jennison Diversified Growth Fund (the “Fund”).

The investment objective of the Fund is long-term capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities

PGIM Jennison Diversified Growth Fund	27

Notes to Financial Statements (continued)

trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

28

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward currency transactions, and the

PGIM Jennison Diversified Growth Fund	29

Notes to Financial Statements (continued)

difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the

30

collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being

PGIM Jennison Diversified Growth Fund	31

Notes to Financial Statements (continued)

furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. The Manager pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.70% average daily net assets on the first $500 million, 0.65% of the average daily net assets on the next $500 million and 0.60% of the average daily net assets assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.70% for the reporting period ended July 31, 2019.

The Manager has contractually agreed, through November 30, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 2.26% of average daily net assets for Class B shares, 1.00% of average daily net assets for Class Z shares, and 1.00% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to the

32

plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively. PIMS has contractually agreed through November 30, 2020 to limit such fees to 0.25% of the average daily net assets of Class A shares.

For the year ended July 31, 2019, PIMS received $74,527 in front-end sales charges resulting from sales of Class A shares. Additionally, for the year ended July 31, 2019, PIMS received $461 and $700 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance

PGIM Jennison Diversified Growth Fund	33

Notes to Financial Statements (continued)

with the Fund’s Rule 17a-7 procedures. For the year ended July 31, 2019, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended July 31, 2019, were $297,052,316 and $319,125,589, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended July 31, 2019, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
PGIM Core Ultra Short Bond Fund*
$2,529,399	$32,972,795	$33,561,232	$—	$—	$1,940,962	1,940,962	$57,394

PGIM Institutional Money Market Fund*
11,164,184	167,694,334	176,902,130	576	(995)	1,955,969	1,955,578	20,541	**

$13,693,583	$200,667,129	$210,463,362	$576	$(995)	$3,896,931		$77,935

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par. For the year ended July 31, 2019, the adjustments were to increase total distributable earnings and decrease paid-in capital in excess of par by $672,540 due to a net operating loss. Net investment income (loss), net realized gain (loss) on investment transactions and net assets were not affected by this change.

For the year ended July 31, 2019, the tax character of dividends paid by the Fund were $8,020,741 of ordinary income and $13,479,471 of long-term capital gains. For the year ended July 31, 2018, the tax character of dividends paid by the Fund were $12,429,569 of ordinary income and $12,461,702 of long-term capital gains.

34

As of July 31, 2019, the accumulated undistributed earnings on a tax basis was $9,183,239 of long-term capital gains.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2019 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$167,557,249	$80,188,545	$(2,600,160)	$77,588,385

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

PGIM Jennison Diversified Growth Fund	35

Notes to Financial Statements (continued)

As of July 31, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 957 Class Z shares and 957 Class R6 shares of the Fund. At reporting period end, three shareholders of record, each holding greater than 5% of the Fund, held 23% of the Fund’s outstanding shares.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended July 31, 2019:
Shares sold	405,843	$5,121,454
Shares issued in reinvestment of dividends and distributions	1,368,750	16,082,820
Shares reacquired	(1,645,139)	(21,255,240)

Net increase (decrease) in shares outstanding before conversion	129,454	(50,966)
Shares issued upon conversion from other share class(es)	2,905,640	38,026,887
Shares reacquired upon conversion into other share class(es)	(258,077)	(3,639,999)

Net increase (decrease) in shares outstanding	2,777,017	$34,335,922

Year ended July 31, 2018:
Shares sold	423,776	$5,602,895
Shares issued in reinvestment of dividends and distributions	1,503,353	18,566,414
Shares reacquired	(1,630,778)	(21,550,211)

Net increase (decrease) in shares outstanding before conversion	296,351	2,619,098
Shares issued upon conversion from other share class(es)	69,799	931,379
Shares reacquired upon conversion into other share class(es)	(60,641)	(812,950)

Net increase (decrease) in shares outstanding	305,509	$2,737,527

Class B
Year ended July 31, 2019:
Shares sold	6,261	$64,869
Shares issued in reinvestment of dividends and distributions	14,643	139,545
Shares reacquired	(19,135)	(203,886)

Net increase (decrease) in shares outstanding before conversion	1,769	528
Shares reacquired upon conversion into other share class(es)	(47,436)	(495,138)

Net increase (decrease) in shares outstanding	(45,667)	$(494,610)

Year ended July 31, 2018:
Shares sold	8,965	$100,545
Shares issued in reinvestment of dividends and distributions	21,374	220,576
Shares reacquired	(35,107)	(388,334)

Net increase (decrease) in shares outstanding before conversion	(4,768)	(67,213)
Shares reacquired upon conversion into other share class(es)	(56,226)	(641,424)

Net increase (decrease) in shares outstanding	(60,994)	$(708,637)

36

Class C	Shares	Amount
Year ended July 31, 2019:
Shares sold	158,179	$1,590,798
Shares issued in reinvestment of dividends and distributions	486,308	4,658,833
Shares reacquired	(517,777)	(5,502,741)

Net increase (decrease) in shares outstanding before conversion	126,710	746,890
Shares reacquired upon conversion into other share class(es)	(3,533,827)	(37,659,019)

Net increase (decrease) in shares outstanding	(3,407,117)	$(36,912,129)

Year ended July 31, 2018:
Shares sold	127,453	$1,441,309
Shares issued in reinvestment of dividends and distributions	565,001	5,842,112
Shares reacquired	(987,811)	(11,122,006)

Net increase (decrease) in shares outstanding before conversion	(295,357)	(3,838,585)
Shares reacquired upon conversion into other share class(es)	(34,928)	(383,288)

Net increase (decrease) in shares outstanding	(330,285)	$(4,221,873)

Class Z
Year ended July 31, 2019:
Shares sold	30,834	$404,392
Shares issued in reinvestment of dividends and distributions	34,710	407,842
Shares reacquired	(57,220)	(723,501)

Net increase (decrease) in shares outstanding before conversion	8,324	88,733
Shares issued upon conversion from other share class(es)	266,760	3,767,269

Net increase (decrease) in shares outstanding	275,084	$3,856,002

Period ended July 31, 2018*:
Shares sold	70,666	$960,067
Shares issued in reinvestment of dividends and distributions	776	9,581
Shares reacquired	(21,145)	(287,254)

Net increase (decrease) in shares outstanding before conversion	50,297	682,394
Shares issued upon conversion from other share class(es)	67,622	906,283

Net increase (decrease) in shares outstanding	117,919	$1,588,677

Class R6
Year ended July 31, 2019:
Shares sold	3,065	$39,777
Shares issued in reinvestment of dividends and distributions	89	1,051

Net increase (decrease) in shares outstanding	3,154	$40,828

Period ended July 31, 2018*:
Shares sold	780	$10,000
Shares issued in reinvestment of dividends and distributions	87	1,079

Net increase (decrease) in shares outstanding	867	$11,079

*	Commencement of offering was September 27, 2017.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee

PGIM Jennison Diversified Growth Fund	37

Notes to Financial Statements (continued)

of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably. The Fund did not utilize the SCA during the year ended July 31, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or

38

open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Jennison Diversified Growth Fund	39

Financial Highlights

Class A Shares
	Year Ended July 31,
	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.79	$12.79	$11.03	$12.01	$11.81
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	0.03	0.04	0.06	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.80	2.35	2.09	(0.19)	1.28
Total from investment operations	0.78	2.38	2.13	(0.13)	1.34
Less Dividends and Distributions:
Dividends from net investment income	(0.01)	(0.02)	(0.06)	(0.03)	(0.04)
Distributions from net realized gains	(1.17)	(1.36)	(0.31)	(0.82)	(1.10)
Total dividends and distributions	(1.18)	(1.38)	(0.37)	(0.85)	(1.14)
Net asset value, end of year	$13.39	$13.79	$12.79	$11.03	$12.01
Total Return(b):	6.93%	19.90%	19.78%	(0.82)%	11.84%

Ratios/Supplemental Data:
Net assets, end of year (000)	$229,202	$197,689	$179,539	$166,997	$186,770
Average net assets (000)	$199,190	$190,178	$169,500	$167,524	$181,444
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.23%	1.20%	1.24%	1.28%	1.24%
Expenses before waivers and/or expense reimbursement	1.28%	1.25%	1.29%	1.33%	1.29%
Net investment income (loss)	(0.18)%	0.24%	0.38%	0.52%	0.47%
Portfolio turnover rate(e)	125%	185%	181%	246%	295%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class B Shares
	Year Ended July 31,
	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.45	$10.93	$9.49	$10.49	$10.49
Income (loss) from investment operations:
Net investment income (loss)	(0.13)	(0.10)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.64	1.98	1.78	(0.16)	1.13
Total from investment operations	0.51	1.88	1.75	(0.18)	1.10
Less Dividends and Distributions:
Distributions from net realized gains	(1.17)	(1.36)	(0.31)	(0.82)	(1.10)
Net asset value, end of year	$10.79	$11.45	$10.93	$9.49	$10.49
Total Return(b):	5.79%	18.53%	18.90%	(1.51)%	11.01%

Ratios/Supplemental Data:
Net assets, end of year (000)	$991	$1,574	$2,169	$2,898	$4,200
Average net assets (000)	$1,240	$1,898	$2,508	$3,375	$4,801
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.26%	2.26%	1.99%	2.03%	1.99%
Expenses before waivers and/or expense reimbursement	3.71%	3.12%	1.99%	2.03%	1.99%
Net investment income (loss)	(1.19)%	(0.85)%	(0.33)%	(0.21)%	(0.25)%
Portfolio turnover rate(e)	125%	185%	181%	246%	295%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	41

Financial Highlights (continued)

Class C Shares
	Year Ended July 31,
	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.49	$10.93	$9.49	$10.49	$10.49
Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.06)	(0.04)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.62	1.98	1.79	(0.16)	1.13
Total from investment operations	0.52	1.92	1.75	(0.18)	1.10
Less Dividends and Distributions:
Distributions from net realized gains	(1.17)	(1.36)	(0.31)	(0.82)	(1.10)
Net asset value, end of year	$10.84	$11.49	$10.93	$9.49	$10.49
Total Return(b):	5.95%	18.92%	18.90%	(1.51)%	11.01%

Ratios/Supplemental Data:
Net assets, end of year (000)	$8,698	$48,373	$49,609	$48,858	$55,384
Average net assets (000)	$34,180	$50,985	$48,525	$49,288	$56,581
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.01%	1.92%	1.99%	2.03%	1.99%
Expenses before waivers and/or expense reimbursement	2.01%	1.92%	1.99%	2.03%	1.99%
Net investment income (loss)	(0.91)%	(0.49)%	(0.36)%	(0.23)%	(0.27)%
Portfolio turnover rate(e)	125%	185%	181%	246%	295%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Class Z Shares
	Year Ended July 31, 2019	September 27, 2017(a) through July 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.81	$12.82
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.80	2.29
Total from investment operations	0.81	2.37
Less Dividends and Distributions:
Dividends from net investment income	(0.04)	(0.02)
Distributions from net realized gains	(1.17)	(1.36)
Total dividends and distributions	(1.21)	(1.38)
Net asset value, end of period	$13.41	$13.81
Total Return(c):	7.20%	19.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,270	$1,628
Average net assets (000)	$4,485	$656
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.00%	1.00%	(e)
Expenses before waivers and/or expense reimbursement	1.15%	5.77%	(e)
Net investment income (loss)	0.05%	0.70%	(e)
Portfolio turnover rate(f)	125%	185%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	43

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31, 2019	September 27, 2017(a) through July 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.81	$12.82
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.82	2.33
Total from investment operations	0.81	2.37
Less Dividends and Distributions:
Dividends from net investment income	(0.04)	(0.02)
Distributions from net realized gains	(1.17)	(1.36)
Total dividends and distributions	(1.21)	(1.38)
Net asset value, end of period	$13.41	$13.81
Total Return(c):	7.20%	19.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$54	$12
Average net assets (000)	$17	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.00%	1.00%	(e)
Expenses before waivers and/or expense reimbursement	77.09%	283.30%	(e)
Net investment income (loss)	(0.10)%	0.36%	(e)
Portfolio turnover rate(f)	125%	185%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Report of Independent Registered Public Accounting Firm

To the Shareholders of PGIM Jennison Diversified Growth Fund and Board of Trustees

Prudential Investment Portfolios 5:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of PGIM Jennison Diversified Growth Fund, a series of Prudential Investment Portfolios 5, (the Fund), including the schedule of investments, as of July 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or period indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian, transfer agent, and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

September 19, 2019

PGIM Jennison Diversified Growth Fund	45

Tax Information (unaudited)

We are advising you that during the fiscal year ended July 31, 2019, the Fund reported the maximum amount allowed per share but not less than $0.73 per share for Class A, B, C, Z and R6 shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

For the year ended July 31, 2019, the Fund reports, in accordance with Section 854 of the Internal Revenue Code, the following percentages of the ordinary income dividends paid as 1) qualified dividend income (QDI); and 2) eligible for corporate dividends received deduction (DRD):

	QDI	DRD
PGIM Jennison Diversified Growth Fund	29.68%	26.85%

In January 2020, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of dividends and distributions received by you in calendar year 2019.

46

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 3/11/58 Board Member Portfolios Overseen: 96	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (since 2009); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 7/13/52 Board Member Portfolios Overseen: 96	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

PGIM Jennison Diversified Growth Fund

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 7/9/52 Board Member Portfolios Overseen: 96	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

Barry H. Evans 11/2/60 Board Member Portfolios Overseen: 95	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014–2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 10/13/56 Board Member & Independent Chair Portfolios Overseen: 96	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

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Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 9/29/62 Board Member Portfolios Overseen: 95	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Synnex Corporation (since April 2019) (information technology); Independent Director, Kabbage, Inc. (since July 2018) (financial services); Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Michael S. Hyland, CFA 10/4/45 Board Member Portfolios Overseen: 96	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Brian K. Reid 9/22/61 Board Member Portfolios Overseen: 95	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

PGIM Jennison Diversified Growth Fund

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 6/28/59 Board Member Portfolios Overseen: 95	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 10/5/62 Board Member & President Portfolios Overseen: 96	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

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Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin 5/21/73 Board Member & Vice President Portfolios Overseen: 96	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara 9/11/55 Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012

PGIM Jennison Diversified Growth Fund

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Dino Capasso 8/19/74 Chief Compliance Officer	Chief Compliance Officer (July 2019-Present) of PGIM Investments LLC; Chief Compliance Officer (July 2019-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global High Yield Fund, Inc., and PGIM High Yield Bond Fund, Inc.; Vice President and Deputy Chief Compliance Officer (June 2017-2019) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

Andrew R. French 12/22/62 Secretary	Vice President of PGIM Investments LLC (December 2018-Present); formerly Vice President and Corporate Counsel (February 2010-December 2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Jonathan D. Shain 8/9/58 Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

Claudia DiGiacomo 10/14/74 Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Diana N. Huffman 4/14/82 Assistant Secretary	Vice President and Corporate Counsel (since September 2015) of Prudential; formerly Associate at Willkie Farr & Gallagher LLP (2009-2015).	Since March 2019

Christian J. Kelly 5/5/75 Treasurer and Principal Financial and Accounting Officer	Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly, Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

Peter Parrella 8/21/58 Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within PGIM Investments Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since June 2007

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Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Lana Lomuti 6/7/67 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Linda McMullin 7/10/61 Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within PGIM Investments Fund Administration.	Since April 2014

Kelly A. Coyne 8/8/68 Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

Charles H. Smith 1/11/73 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007-December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998-January 2007).	Since January 2017

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

PGIM Jennison Diversified Growth Fund

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison Diversified Growth Fund (the “Fund”)1 consists of eleven individuals, nine2 of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board

[1]	PGIM Jennison Diversified Growth Fund is a series of Prudential Investment Portfolios 5.
[2]

Grace C. Torres was an Interested Trustee of the Fund at the time the Board considered and approved the renewal of the Fund’s advisory agreements, but has since become an Independent Trustee of the Fund.

PGIM Jennison Diversified Growth Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13 , 2019.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of Jennison as well as PGIM Investments’ recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments for the year ended December 31, 2018 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM Jennison Diversified Growth Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2018.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2018. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund

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expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	3rd Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period, although it underperformed over the other periods.
•

The Board considered PGIM Investments’ assertion that the Fund’s underperformance against its Peer Universe was reflective of the Fund’s greater exposure to stocks with strong earnings growth, which were not favored in the market during the second half of 2018.

•

The Board also considered that during 2017, the Fund changed its optimization process to the Russell 1000 Growth Index and that previously, the Fund was optimized to the S&P 500 Index, which led to periods of underperformance during periods when growth investing was favored. The Board further considered that the Fund outperformed its benchmark and performed in the second quartile (41st percentile) of its Peer Universe during the fourth quarter of 2018.

•	The Board noted information provided by PGIM Investments indicating that the Fund’s net total expense ratio was within eight basis points of the median of all funds in the Peer Group.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 2.26% for Class B shares, 1.00% for Class R6 shares, and 1.00% for Class Z shares through November 30, 2019.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to allow the Fund’s investment team time to develop a longer performance record under the new optimization process and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Diversified Growth Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Diversified Growth Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends (as of the third month of the Fund’s fiscal quarter for reporting periods on or after September 30, 2019) will be made publicly available 60 days after the end of each quarter at sec.gov.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON DIVERSIFIED GROWTH FUND

SHARE CLASS	A	B	C	Z	R6
NASDAQ	TBDAX	TBDBX	TBDCX	TBDZX	TBDQX
CUSIP	74440V104	74440V203	74440V302	74440V690	74440V716

MF503E

PGIM JENNISON RISING DIVIDEND FUND

ANNUAL REPORT

JULY 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Capital appreciation and income

Highlights

•

Stock selection within the aerospace & defense and semiconductor industries drove the majority of the Fund’s relative performance during the period. An underweight allocation to biotechnology firms also contributed.

•	Top absolute contributors to performance included Universal Display Corp., Hershey, and Abbott Laboratories.

•	Overweight allocations to regional banks and underweight positioning within household products and systems software firms detracted from the Fund’s relative performance during the period.

•	Top absolute detractors to the Fund’s performance included Suncor Energy, Allergan, and Moelis & Co.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Jennison Rising Dividend Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the annual report for the PGIM Jennison Rising Dividend Fund informative and useful. The report covers performance for the 12-month period that ended July 31, 2019.

While the US economy remained healthy, with rising corporate profits and strong job growth, the Federal Reserve cut interest rates on the last day of the period for the first time since the Great Recession more than a decade ago. After nine rate increases in recent years, the cut was a proactive attempt by the Fed to extend the longest domestic economic expansion on record as growth in many other regions weakened. China in particular showed signs of slowing amid trade tensions with the US, and turmoil in the United Kingdom continued as it negotiated an exit from the European Union.

Despite the growing US economy, volatility returned to the equity markets during the period. After corporate tax cuts and regulatory reforms helped boost US stocks early in the period, equities declined significantly at the end of 2018 on concerns about China’s economy, a potential global trade war, higher interest rates, and worries that profit growth might slow. Stocks reversed course early in 2019, rising sharply after the Fed moderated its position on additional rate hikes for the remainder of the year. For the period overall, large-cap US equities rose while small-cap US stocks fell. Stocks also declined in developed foreign and emerging markets.

The overall US bond market posted strong returns during the period on a significant rally in interest rates that saw the 10-year US Treasury yield decline from around 3% to 2%. Investment grade corporate bonds led the way with a double-digit gain, while corporate high yield and municipal bonds each had a high single-digit return. Globally, bonds in developed markets delivered solid returns, while emerging markets debt also posted positive results. A continuing trend during the period was the inversion of a portion of the US Treasury yield curve, as the yield on certain shorter maturities exceeded the yield on the 10-year bond.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This scale and investment expertise allow us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Rising Dividend Fund

September 16, 2019

PGIM Jennison Rising Dividend Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/19 (with sales charges)
	One Year (%)	5 Years (%)	Since Inception (%)
Class A	2.31	7.54	7.67 (3/5/14)
Class C	6.42	7.98	8.01 (3/5/14)
Class Z	8.54	9.05	9.10 (3/5/14)
Class R6	8.55	N/A	10.16 (9/27/17)
S&P 500 Index
	7.98	11.33	—
Lipper Equity Income Funds Average
	4.24	7.62	—

	Average Annual Total Returns as of 7/31/19 (without sales charges)
	One Year (%)	5 Years (%)	Since Inception (%)
Class A	8.27	8.77	8.80 (3/5/14)
Class C	7.40	7.98	8.01 (3/5/14)
Class Z	8.54	9.05	9.10 (3/5/14)
Class R6	8.55	N/A	10.16 (9/27/17)
S&P 500 Index	7.98	11.33	—
Lipper Equity Income Funds Average	4.24	7.62	—

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund’s Class Z shares with a similar investment in the S&P 500 Index by portraying the initial account values at the commencement of operations of Class Z shares (March 5, 2014) and the account values at the end of the current fiscal year (July 31, 2019), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class Z shares only. As indicated in the tables provided earlier, performance for Class A, Class C and Class R6 shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

PGIM Jennison Rising Dividend Fund	7

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares is 11.34% and 11.76% for Class R6 shares.

Lipper Equity Income Funds Average—The Lipper Equity Income Funds Average (Lipper Average) is based on the return of all mutual funds in the Lipper Equity Income Funds universe. Funds in the Lipper Average seek relatively high current income and growth of income through investing 65% or more of their portfolios in dividend-paying equity securities. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares is 7.83% and 7.05% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Presentation of Fund Holdings

Ten Largest Holdings	Line of Business	% of Net Assets
PepsiCo, Inc.	Beverages	2.9%
Abbott Laboratories	Health Care Equipment & Supplies	2.8%
SunTrust Banks, Inc.	Banks	2.6%
Hershey Co. (The)	Food Products	2.6%
Comcast Corp. (Class A Stock)	Media	2.5%
Northrop Grumman Corp.	Aerospace & Defense	2.5%
Sempra Energy	Multi-Utilities	2.5%
Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	2.5%
Honeywell International, Inc.	Industrial Conglomerates	2.4%
Airbus SE (France), ADR	Aerospace & Defense	2.4%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term Investments. Holdings/Issues/Industries/Sectors are subject to change.

PGIM Jennison Rising Dividend Fund	9

Strategy and Performance Overview

How did the Fund perform?

The PGIM Jennison Rising Dividend Fund’s Class Z shares returned 8.54% in the 12-month reporting period that ended July 31, 2019, outperforming the 7.98% return of the S&P 500 Index (the Index) and the 4.24% return of the Lipper Equity Income Funds Average.

Within the Index, 9 of the 11 sectors generated positive returns during the period, with four sectors producing double-digit gains. Information technology, real estate, utilities, and consumer staples drove the Index’s gain. Energy was the worst-performing sector, declining nearly 16%, which was coincidentally in line with the price drop of West Texas Intermediate (WTI) crude oil over the same period. The materials sector fell slightly.

What was the market environment?

•

Enthusiasm for US equity markets was called into question during the fourth quarter of 2018. Trade concerns with China, unsettling White House initiatives, and investor fears about a global economic slowdown led the CBOE Volatility Index to spike more than 105% during the quarter, causing a sell-off across global equity markets and a rotation out of growth stocks and into value stocks.

•

US equity markets rebounded in the early months of 2019 on investors’ belief that measures to stimulate slumping domestic economic activity appeared to gather steam after the Federal Reserve signaled a pause in its federal funds rate hikes and corporate earnings reports generally indicated continued strength. Together, these factors helped improve market sentiment and abate trade fears.

•

After heightened volatility and a more than 20% decline in WTI crude oil prices in 2018, oil prices steadily climbed during the first four months of 2019, up nearly 18% in January alone. In May, markets turned “risk-off” as global economic growth concerns and trade tensions between the US and China bubbled up again, driving investors to sell their “riskier” assets. WTI crude oil prices tumbled 16.50% in May. Other commodities prices, such as steel and copper, also fell.

•

Following a volatile May, global equity markets resumed their advance in June to close the second quarter of 2019 in positive territory as investors’ bearishness paused. Economic growth in Europe remained soft, while the UK economy teetered on the brink of anemic growth, slipping closer toward recession amid the rancor and uncertainty around Brexit. At the end of the second quarter, US housing and auto sales remained weak, while global manufacturing purchasing managers indexes continued to deteriorate, with some reaching their lowest levels since February 2016.

•

Uncertainty—often viewed as “the enemy of the business cycle”—remained front and center with investors at the end of the period as lingering trade uncertainty hung over both corporate and consumer sentiment.

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What worked?

Stock selection within the aerospace & defense and semiconductor industries drove the majority of the Fund’s relative performance during the period. An underweight allocation to biotechnology firms also contributed.

Top absolute contributors:

•

Within information technology, shares of semiconductor company Universal Display Corp. outperformed during the period overall after struggling in 2018. The company reported better-than-expected financial results for two consecutive quarters, driven by the resumption of orders from all three of its major customers and significant improvement in its operating margins. At the end of the period, Jennison favored the company as a pure-play on the fast-growing OLED (organic light emitting diode) market, which is slowly but steadily replacing the LCD (liquid crystal display) market. Universal Display researches, develops, and commercializes OLED technologies and materials. It also licenses its proprietary OLED technology to manufacturers of products for display applications, such as cell phones, portable media devices, tablets, laptop computers, televisions, and specialty and general lighting products.

•

US confectionary company The Hershey Co. outperformed during the period, benefitting from improved gross margin expansion on better cost controls and organic sales. Hershey’s “margin for growth” cost-savings program, along with a CEO who is refocusing on the company’s snacking portfolio, helped drive shares higher. At the end of the period, Jennison believed the company was set to accelerate its top line based on innovation and new capacity additions that should help drive its earnings growth in the years ahead.

•

In the health care sector, shares of Abbott Laboratories rose as the company posted solid quarterly earnings throughout the period, benefitting from its new diagnostic devices and favorable growth dynamics. This diversified health care firm’s businesses include cardiovascular care, nutritionals, diagnostics, and pharmaceuticals. At the end of the period, Jennison believed Abbott’s broad-based pipeline could generate steady revenue and solid earnings growth in the years ahead.

What didn’t work?

Overweight allocations to regional banks and underweight positioning within household products and systems software firms detracted from the Fund’s relative performance during the period.

Top absolute detractors:

•	Within energy, integrated oil and gas firm Suncor Energy Inc. underperformed over the period. As mentioned earlier, the broad energy sector suffered amid poor investor

PGIM Jennison Rising Dividend Fund	11

Strategy and Performance Overview (continued)

sentiment and sharply declining WTI crude oil prices, putting pressure on the company’s share price. Its stock underperformed despite the firm beating quarterly earnings expectations and boosting its dividend in December 2018, which marked its 17th consecutive year of annual dividend increases.

•

In the health care sector, shares of pharmaceutical company Allergan plc suffered during the period for a multitude of reasons. In March 2019, the firm announced its marquee pipeline drug, Rapstinel, had failed its Phase III trials, prompting a sharp response by activist investors calling for the company to install an experienced independent chairman to bring new leadership. Jennison liquidated the Fund’s position in Allergan in April 2019 in favor of what it considered to be more attractive investment opportunities.

•

Moelis & Co. is a global investment bank, providing strategic advisory services to a variety of private, public, and government institutions. The company’s shares underperformed over the period amid the “risk-off” environment, particularly in the fourth quarter of 2018 when credit markets seized up in the financials sector and equity markets fell sharply. Additionally, an overall decline in merger and acquisition deals and a number of analysts cutting their earnings estimates combined to negatively affect the company’s shares. In March 2019, Jennison sold the Fund’s position in Moelis in favor of what it saw as more attractive investment opportunities.

Current outlook

•

At the end of the period, Jennison continued to build the Fund from the bottom up, looking for opportunities to invest in companies that have the potential to consistently grow their dividend. In Jennison’s view, the key to success is finding companies that can generate high and increasing free cash flow that can be returned to investors in the form of a growing dividend. Overall, Jennison favored companies that it believes are attractively valued and for which it is willing to be patient for its investment theses to play out. Jennison believes this approach should result in lower turnover and lower beta relative to the broader market over time.

•

While Jennison believed there may be economic growth in the months ahead, exogenous factors, such as the US/China trade war, geopolitical tensions in the Middle East, or other headline-news grabbing events, could slow the global economic engine, eventually leading to increased market volatility or, potentially worse, a global recession. Despite the premature recession forecasts some had called for in the fourth quarter of 2018, the global gross domestic product environment, in Jennison’s view, was clearly muted at the end of the period. As a result, Jennison was comfortable with the Fund’s defensive positioning and intends to remain watchful over the coming months as it seeks to take advantage of any potential market mispricing.

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•

In Jennison’s view, despite bouts of market volatility, dividend-paying stocks should remain attractive in this “lower-for-longer” interest rate environment, and Jennison found solace in the fact that dividends and share buybacks remain an overall priority in firms’ corporate allocation strategies. Jennison continued to keep a close eye on monetary policy and believed that, while US interest rates could move and stay lower in the near term, longer-term rates were likely on an upward trajectory overall. Looking ahead, Jennison expected interest rate changes to be episodic, looking more like a roller coaster in short increments.

•

Given this likely interest rate trajectory, high dividend-yielding companies that do not demonstrate improving underlying fundamentals could face a challenging period ahead, in Jennison’s view. The focus on a company’s fundamental improvement may be even more important in this environment. As a result, Jennison has largely positioned the Fund’s portfolio to adjust for such market conditions.

•	Jennison believes that being nimble, along with balancing its short-term convictions with its long-term risks, have begun to pay off and is encouraged by the results.

PGIM Jennison Rising Dividend Fund	13

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended July 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and

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the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Rising Dividend Fund		Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,145.90	1.24%	$6.60
	Hypothetical	$1,000.00	$1,018.65	1.24%	$6.21
Class C	Actual	$1,000.00	$1,142.00	1.99%	$10.57
	Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94
Class Z	Actual	$1,000.00	$1,147.80	0.99%	$5.27
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
Class R6	Actual	$1,000.00	$1,148.00	0.99%	$5.27
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2019, and divided by the 365 days in the Fund’s fiscal year ended July 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Jennison Rising Dividend Fund	15

Schedule of Investments

as of July 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 98.9%

COMMON STOCKS

Aerospace & Defense 4.9%
Airbus SE (France), ADR	11,208	$396,315
Northrop Grumman Corp.	1,196	413,302

		809,617

Banks 10.8%
Bank of America Corp.	9,066	278,145
Citigroup, Inc.	4,637	329,969
JPMorgan Chase & Co.	3,200	371,200
PNC Financial Services Group, Inc. (The)	2,582	368,968
SunTrust Banks, Inc.	6,308	420,112

		1,768,394

Beverages 5.6%
Coca-Cola European Partners PLC (United Kingdom)	3,616	199,893
Diageo PLC (United Kingdom), ADR	1,413	235,801
PepsiCo, Inc.	3,742	478,265

		913,959

Chemicals 2.1%
Ecolab, Inc.	1,688	340,520

Commercial Services & Supplies 2.2%
Waste Management, Inc.	3,147	368,199

Consumer Finance 2.3%
American Express Co.	2,999	372,986

Containers & Packaging 1.6%
Avery Dennison Corp.	2,295	263,627

Diversified Consumer Services 1.5%
Service Corp. International	5,323	245,603

Electric Utilities 4.0%
American Electric Power Co., Inc.	3,652	320,682
NextEra Energy, Inc.	1,593	330,022

		650,704

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	17

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components 2.0%
CDW Corp.	2,771	$327,421

Equity Real Estate Investment Trusts (REITs) 6.0%
AvalonBay Communities, Inc.	1,693	353,481
Crown Castle International Corp.	2,222	296,104
Equinix, Inc.	681	341,930

		991,515

Food & Staples Retailing 2.0%
Walmart, Inc.	2,992	330,257

Food Products 2.6%
Hershey Co. (The)	2,766	419,713

Health Care Equipment & Supplies 2.8%
Abbott Laboratories	5,342	465,288

Hotels, Restaurants & Leisure 2.7%
Domino’s Pizza, Inc.	275	67,246
McDonald’s Corp.	1,816	382,667

		449,913

Industrial Conglomerates 2.4%
Honeywell International, Inc.	2,311	398,555

IT Services 3.7%
Automatic Data Processing, Inc.	2,091	348,193
Mastercard, Inc. (Class A Stock)	942	256,479

		604,672

Life Sciences Tools & Services 2.5%
Thermo Fisher Scientific, Inc.	1,462	405,968

Media 2.5%
Comcast Corp. (Class A Stock)	9,585	413,785

Multi-Utilities 4.4%
Ameren Corp.	1,973	149,337

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
CMS Energy Corp.	2,760	$160,687
Sempra Energy	3,026	409,811

		719,835

Oil, Gas & Consumable Fuels 6.3%
Chevron Corp.	2,377	292,633
Enbridge, Inc. (Canada)	8,083	269,891
Kinder Morgan, Inc.	15,743	324,621
Suncor Energy, Inc. (Canada)	4,950	142,065

		1,029,210

Pharmaceuticals 5.6%
AstraZeneca PLC (United Kingdom), ADR	8,288	359,782
Eli Lilly & Co.	1,509	164,406
Zoetis, Inc.	3,364	386,490

		910,678

Road & Rail 1.9%
Norfolk Southern Corp.	1,632	311,908

Semiconductors & Semiconductor Equipment 6.0%
ASML Holding NV (Netherlands)	1,270	282,969
Broadcom, Inc.	582	168,774
QUALCOMM, Inc.	4,671	341,730
Texas Instruments, Inc.	669	83,632
Universal Display Corp.	490	103,429

		980,534

Software 3.5%
Intuit, Inc.	779	216,024
Microsoft Corp.	2,585	352,258

		568,282

Specialty Retail 3.6%
TJX Cos., Inc. (The)	5,033	274,600
Tractor Supply Co.	2,853	310,435

		585,035

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	19

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.	1,761	$375,163

Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc. (Class B Stock)	2,085	179,373

TOTAL LONG-TERM INVESTMENTS (cost $13,152,983)		16,200,714

SHORT-TERM INVESTMENTS 1.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	263,449	263,449
PGIM Institutional Money Market Fund(w)	43	43

TOTAL SHORT-TERM INVESTMENTS (cost $263,492)		263,492

TOTAL INVESTMENTS 100.5% (cost $13,416,475)		16,464,206
Liabilities in excess of other assets (0.5)%		(87,429)

NET ASSETS 100.0%		$16,376,777

Below is a list of the abbreviation(s) used in the annual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

20

The following is a summary of the inputs used as of July 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$809,617	$—	$—
Banks	1,768,394	—	—
Beverages	913,959	—	—
Chemicals	340,520	—	—
Commercial Services & Supplies	368,199	—	—
Consumer Finance	372,986	—	—
Containers & Packaging	263,627	—	—
Diversified Consumer Services	245,603	—	—
Electric Utilities	650,704	—	—
Electronic Equipment, Instruments & Components	327,421	—	—
Equity Real Estate Investment Trusts (REITs)	991,515	—	—
Food & Staples Retailing	330,257	—	—
Food Products	419,713	—	—
Health Care Equipment & Supplies	465,288	—	—
Hotels, Restaurants & Leisure	449,913	—	—
Industrial Conglomerates	398,555	—	—
IT Services	604,672	—	—
Life Sciences Tools & Services	405,968	—	—
Media	413,785	—	—
Multi-Utilities	719,835	—	—
Oil, Gas & Consumable Fuels	1,029,210	—	—
Pharmaceuticals	910,678	—	—
Road & Rail	311,908	—	—
Semiconductors & Semiconductor Equipment	980,534	—	—
Software	568,282	—	—
Specialty Retail	585,035	—	—
Technology Hardware, Storage & Peripherals	375,163	—	—
Textiles, Apparel & Luxury Goods	179,373	—	—
Affiliated Mutual Funds	263,492	—	—

Total	$16,464,206	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows (unaudited):

Banks	10.8%
Oil, Gas & Consumable Fuels	6.3
Equity Real Estate Investment Trusts (REITs)	6.0
Semiconductors & Semiconductor Equipment	6.0
Beverages	5.6
Pharmaceuticals	5.6
Aerospace & Defense	4.9
Multi-Utilities	4.4
Electric Utilities	4.0
IT Services	3.7%
Specialty Retail	3.6
Software	3.5
Health Care Equipment & Supplies	2.8
Hotels, Restaurants & Leisure	2.7
Food Products	2.6
Media	2.5
Life Sciences Tools & Services	2.5
Industrial Conglomerates	2.4

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	21

Schedule of Investments (continued)

as of July 31, 2019

Industry Classification (cont’d):
Technology Hardware, Storage & Peripherals	2.3%
Consumer Finance	2.3
Commercial Services & Supplies	2.2
Chemicals	2.1
Food & Staples Retailing	2.0
Electronic Equipment, Instruments & Components	2.0
Road & Rail	1.9
Containers & Packaging	1.6
Affiliated Mutual Funds	1.6

Diversified Consumer Services	1.5%
Textiles, Apparel & Luxury Goods	1.1

100.5
Liabilities in excess of other assets	(0.5)

100.0%

See Notes to Financial Statements.

22

Statement of Assets & Liabilities

as of July 31, 2019

Assets
Investments at value:
Unaffiliated investments (cost $13,152,983)	$16,200,714
Affiliated investments (cost $263,492)	263,492
Dividends receivable	10,940
Receivable for Fund shares sold	5,070
Due from Manager	2,919

Total Assets	16,483,135

Liabilities
Payable for Fund shares reacquired	34,072
Audit fee payable	24,050
Custodian and accounting fees payable	23,158
Registration fees payable	7,784
Accrued expenses and other liabilities	7,465
Printing fee payable	6,214
Distribution fee payable	2,730
Affiliated transfer agent fee payable	885

Total Liabilities	106,358

Net Assets	$16,376,777

Net assets were comprised of:
Shares of beneficial interest, at par	$1,209
Paid-in capital in excess of par	13,035,697
Total distributable earnings (loss)	3,339,871

Net assets, July 31, 2019	$16,376,777

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	23

Statement of Assets & Liabilities (continued)

as of July 31, 2019

Class A
Net asset value, offering price and redemption price per share, ($5,391,310 ÷ 398,074 shares of beneficial interest issued and outstanding)	$13.54
Maximum sales charge (5.50% of offering price)	0.79

Maximum offering price to public	$14.33

Class C
Net asset value, offering price and redemption price per share, ($1,851,711 ÷ 137,030 shares of beneficial interest issued and outstanding)	$13.51

Class Z
Net asset value, offering price and redemption price per share, ($9,121,804 ÷ 672,764 shares of beneficial interest issued and outstanding)	$13.56

Class R6
Net asset value, offering price and redemption price per share, ($11,952 ÷ 882 shares of beneficial interest issued and outstanding)	$13.55

See Notes to Financial Statements.

24

Statement of Operations

Year Ended July 31, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $3,071 foreign withholding tax)	$319,667
Affiliated dividend income	8,576
Income from securities lending, net (including affiliated income of $72)	3,357

Total income	331,600

Expenses
Management fee	114,872
Distribution fee(a)	32,843
Custodian and accounting fees	61,156
Registration fees(a)	50,055
Shareholders’ reports	25,135
Audit fee	24,050
Legal fees and expenses	20,113
Transfer agent’s fees and expenses (including affiliated expense of $5,509)(a)	13,519
Trustees’ fees	11,334
Miscellaneous	16,660

Total expenses	369,737
Less: Fee waiver and/or expense reimbursement(a)	(190,154)
Distribution fee waiver(a)	(2,365)

Net expenses	177,218

Net investment income (loss)	154,382

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $43)	726,427
Foreign currency transactions	35

726,462

Net change in unrealized appreciation (depreciation) on investments	358,983

Net gain (loss) on investment and foreign currency transactions	1,085,445

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,239,827

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	14,188	18,655	—	—
Registration fees	12,376	12,376	12,376	12,927
Transfer agent’s fees and expenses	8,926	2,458	2,078	57
Fee waiver and/or expense reimbursement	(61,788)	(30,759)	(84,530)	(13,077)
Distribution fee waiver	(2,365)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	25

Statements of Changes in Net Assets

	Year Ended July 31,

	2019		2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$154,382	$101,702
Net realized gain (loss) on investment and foreign currency transactions		726,462	834,092
Net change in unrealized appreciation (depreciation) on investments		358,983	615,645

Net increase (decrease) in net assets resulting from operations		1,239,827	1,551,439

Dividends and Distributions
Distributions from distributable earnings*
Class A		(400,210)	—
Class C		(144,172)	—
Class Z		(706,047)	—
Class R6		(942)	—

		(1,251,371)	—

Dividends from net investment income*
Class A			(29,725)
Class C			(665)
Class Z			(77,697)
Class R6			(77)

		*	(108,164)

Distributions from net realized gains*
Class A			(26,846)
Class C			(11,229)
Class Z			(54,449)
Class R6			(70)

		*	(92,594)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold		2,264,252	2,573,470
Net asset value of shares issued in reinvestment of dividends and distributions		1,245,996	199,015
Cost of shares reacquired		(1,792,582)	(1,853,000)

Net increase (decrease) in net assets from Fund share transactions		1,717,666	919,485

Total increase (decrease)		1,706,122	2,270,166

Net Assets:
Beginning of year		14,670,655	12,400,489

End of year(a)		$16,376,777	$14,670,655

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$—

*	For the year ended July 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

26

Notes to Financial Statements

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust currently consists of fifteen funds: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, PGIM 60/40 Allocation Fund, PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund. These financial statements relate only to the PGIM Jennison Rising Dividend Fund (the “Fund”).

The investment objective of the Fund is capital appreciation and income.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities

PGIM Jennison Rising Dividend Fund	27

Notes to Financial Statements (continued)

trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

28

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned

PGIM Jennison Rising Dividend Fund	29

Notes to Financial Statements (continued)

securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal

30

income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. On January 18, 2019, the Internal Revenue Service issued final regulations that expressly permit RICs to pass through this “qualified business income” to their shareholders.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. The Manager pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

PGIM Jennison Rising Dividend Fund	31

Notes to Financial Statements (continued)

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.775% on average daily net assets up to and including $1 billion, 0.755% on the next $2 billion of average daily net assets, 0.735% on the next $2 billion of average daily net assets, 0.715% on the next $5 billion of average daily net assets and 0.705% of the average daily net assets assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.775% for the year ended July 31, 2019.

The Manager has contractually agreed, through November 30, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.24% of average daily net assets for Class A shares, 1.99% of average daily net assets for Class C shares, 0.99% of average daily net assets for Class Z shares, and 0.99% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through November 30, 2020 to limit such fees to 0.25% of the average daily net assets of Class A shares.

For the year ended July 31, 2019, PIMS received $30,340 in front-end sales charges resulting from sales of Class A shares. Additionally, for the year ended July 31, 2019, PIMS

32

received $133 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the year ended July 31, 2019, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended July 31, 2019, were $15,110,727 and $14,573,658, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended July 31, 2019, is presented as follows:

PGIM Jennison Rising Dividend Fund	33

Notes to Financial Statements (continued)

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

PGIM Core Ultra Short Bond Fund*
$259,723	$5,315,005	$5,311,279	$—	$—	$263,449	263,449	$8,576

PGIM Institutional Money Market Fund*
137,854	835,932	973,786	—	43	43	43	72	**

$397,577	$6,150,937	$6,285,065	$—	$43	$263,492		$8,648

*	The Fund did not have any capital gain distributions during the reporting period.

**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date.

For the year ended July 31, 2019, the tax character of dividends paid by the Fund were $153,008 of ordinary income and $1,098,363 of long-term capital gains. For the year ended July 31, 2018, the tax character of dividends paid by the Fund were $105,423 of ordinary income and $95,335 of long-term capital gains.

As of July 31, 2019, the accumulated undistributed earnings on a tax basis were $1,409 of ordinary income and $537,722 of long-term capital gains.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2019 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$13,429,379	$3,086,495	$(51,668)	$3,034,827

The book basis differs from tax basis primarily due to deferred losses on wash sales.

The Fund elected to treat post-October capital losses of approximately $234,000 as having been incurred in the following fiscal year (July 31, 2020).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is

34

required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.001 par value of share.

As of July 31, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 590,400 Class Z shares and 882 Class R6 shares of the Fund. At reporting period end, four shareholders of record, each holding greater than 5% of the Fund, held 75% of the Fund’s outstanding shares, of which 49% were held by an affiliate of Prudential.

PGIM Jennison Rising Dividend Fund	35

Notes to Financial Statements (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended July 31, 2019:
Shares sold	114,096	$1,490,557
Shares issued in reinvestment of dividends and distributions	35,666	394,965
Shares reacquired	(86,818)	(1,106,751)

Net increase (decrease) in shares outstanding before conversion	62,944	778,771
Shares issued upon conversion from other share class(es)	18,808	242,782
Shares reacquired upon conversion into other share class(es)	(6,692)	(88,931)

Net increase (decrease) in shares outstanding	75,060	$932,622

Year ended July 31, 2018:
Shares sold	105,476	$1,373,379
Shares issued in reinvestment of dividends and distributions	4,160	54,829
Shares reacquired	(66,100)	(867,254)

Net increase (decrease) in shares outstanding before conversion	43,536	560,954
Shares issued upon conversion from other share class(es)	2,676	34,772
Shares reacquired upon conversion into other share class(es)	(1,047)	(13,261)

Net increase (decrease) in shares outstanding	45,165	$582,465

Class C
Year ended July 31, 2019:
Shares sold	40,744	$493,657
Shares issued in reinvestment of dividends and distributions	13,121	144,172
Shares reacquired	(30,516)	(385,193)

Net increase (decrease) in shares outstanding before conversion	23,349	252,636
Shares reacquired upon conversion into other share class(es)	(19,051)	(245,473)

Net increase (decrease) in shares outstanding	4,298	$7,163

Year ended July 31, 2018:
Shares sold	51,921	$693,162
Shares issued in reinvestment of dividends and distributions	895	11,894
Shares reacquired	(45,770)	(609,333)

Net increase (decrease) in shares outstanding before conversion	7,046	95,723
Shares reacquired upon conversion into other share class(es)	(2,892)	(37,596)

Net increase (decrease) in shares outstanding	4,154	$58,127

36

Class Z	Shares	Amount
Year ended July 31, 2019:
Shares sold	20,755	$280,038
Shares issued in reinvestment of dividends and distributions	63,490	705,917
Shares reacquired	(23,993)	(300,638)

Net increase (decrease) in shares outstanding before conversion	60,252	685,317
Shares issued upon conversion from other share class(es)	6,900	91,622

Net increase (decrease) in shares outstanding	67,152	$776,939

Year ended July 31, 2018:
Shares sold	38,079	$496,929
Shares issued in reinvestment of dividends and distributions	10,030	132,145
Shares reacquired	(28,474)	(376,413)

Net increase (decrease) in shares outstanding before conversion	19,635	252,661
Shares issued upon conversion from other share class(es)	1,262	16,085

Net increase (decrease) in shares outstanding	20,897	$268,746

Class R6
Year ended July 31, 2019:
Shares issued in reinvestment of dividends and distributions	85	$942

Net increase (decrease) in shares outstanding	85	$942

Period ended July 31, 2018*:
Shares sold	786	$10,000
Shares issued in reinvestment of dividends and distributions	11	147

Net increase (decrease) in shares outstanding	797	$10,147

*	Commencement of offering was September 27, 2017.

7. Borrowings

The Trust, on behalf of the Fund along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those

PGIM Jennison Rising Dividend Fund	37

Notes to Financial Statements (continued)

portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably. The Fund did not utilize the SCA during the year ended July 31, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than

38

larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Jennison Rising Dividend Fund	39

Financial Highlights

Class A Shares
	Year Ended July 31,
	2019(a)	2018(a)	2017(a)	2016(a)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$13.80	$12.50	$11.37	$11.33	$10.34
Income (loss) from investment operations:
Net investment income (loss)	0.13	0.09	0.14	0.13	0.10
Net realized and unrealized gain (loss) on investment transactions	0.75	1.39	1.14	0.04	1.03
Total from investment operations	0.88	1.48	1.28	0.17	1.13
Less Dividends and Distributions:
Dividends from net investment income	(0.13)	(0.09)	(0.15)	(0.13)	(0.11)
Distributions from net realized gains	(1.01)	(0.09)	-	-	(0.03)
Total dividends and distributions	(1.14)	(0.18)	(0.15)	(0.13)	(0.14)
Net asset value, end of year	$13.54	$13.80	$12.50	$11.37	$11.33
Total Return(b):	8.27%	11.95%	11.32%	1.61%	11.03%

Ratios/Supplemental Data:
Net assets, end of year (000)	$5,391	$4,459	$3,474	$2,785	$1,087
Average net assets (000)	$4,729	$4,078	$2,912	$1,831	$822
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.24%	1.24%	1.24%	1.24%	1.24%
Expenses before waivers and/or expense reimbursement	2.60%	2.55%	2.65%	3.38%	3.54%
Net investment income (loss)	0.98%	0.67%	1.22%	1.24%	1.09%
Portfolio turnover rate(e)	100%	104%	67%	51%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class C Shares
	Year Ended July 31,
	2019(a)	2018(a)	2017(a)	2016(a)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$13.80	$12.50	$11.36	$11.32	$10.33
Income (loss) from investment operations:
Net investment income (loss)	0.04	(0.01)	0.06	0.06	0.02
Net realized and unrealized gain (loss) on investment transactions	0.73	1.40	1.14	0.03	1.03
Total from investment operations	0.77	1.39	1.20	0.09	1.05
Less Dividends and Distributions:
Dividends from net investment income	(0.05)	- (b)	(0.06)	(0.05)	(0.03)
Distributions from net realized gains	(1.01)	(0.09)	-	-	(0.03)
Total dividends and distributions	(1.06)	(0.09)	(0.06)	(0.05)	(0.06)
Net asset value, end of year	$13.51	$13.80	$12.50	$11.36	$11.32
Total Return(c):	7.40%	11.18%	10.59%	0.85%	10.23%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,852	$1,831	$1,608	$1,411	$423
Average net assets (000)	$1,865	$1,703	$1,401	$1,160	$188
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.99%	1.99%	1.99%	1.99%	1.99%
Expenses before waivers and/or expense reimbursement	3.64%	3.65%	3.36%	4.02%	4.16%
Net investment income (loss)	0.28%	(0.07)%	0.48%	0.56%	0.32%
Portfolio turnover rate(f)	100%	104%	67%	51%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)	Less than $(0.005) per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	41

Financial Highlights (continued)

Class Z Shares
	Year Ended July 31,
	2019(a)	2018(a)	2017(a)	2016(a)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$13.82	$12.52	$11.38	$11.33	$10.35
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.12	0.17	0.16	0.14
Net realized and unrealized gain (loss) on investment transactions	0.75	1.40	1.15	0.05	1.01
Total from investment operations	0.91	1.52	1.32	0.21	1.15
Less Dividends and Distributions:
Dividends from net investment income	(0.16)	(0.13)	(0.18)	(0.16)	(0.14)
Distributions from net realized gains	(1.01)	(0.09)	-	-	(0.03)
Total dividends and distributions	(1.17)	(0.22)	(0.18)	(0.16)	(0.17)
Net asset value, end of year	$13.56	$13.82	$12.52	$11.38	$11.33
Total Return(b):	8.54%	12.21%	11.68%	1.95%	11.19%

Ratios/Supplemental Data:
Net assets, end of year (000)	$9,122	$8,369	$7,319	$6,349	$6,190
Average net assets (000)	$8,216	$8,066	$6,704	$5,935	$5,953
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.99%	0.99%	0.99%	0.99%	0.99%
Expenses before waivers and/or expense reimbursement	2.02%	1.98%	2.36%	3.08%	3.31%
Net investment income (loss)	1.25%	0.94%	1.48%	1.49%	1.33%
Portfolio turnover rate(e)	100%	104%	67%	51%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Class R6 Shares
	Year Ended July 31, 2019	September 27, 2017(a) through July 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.81	$12.72
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.10
Net realized and unrealized gain (loss) on investment transactions	0.75	1.18
Total from investment operations	0.91	1.28
Less Dividends and Distributions:
Dividends from net investment income	(0.16)	(0.10)
Distributions from net realized gains	(1.01)	(0.09)
Total dividends and distributions	(1.17)	(0.19)
Net asset value, end of period	$13.55	$13.81
Total Return(c):	8.55%	10.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12	$11
Average net assets (000)	$11	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.99%	0.99%	(e)
Expenses before waivers and/or expense reimbursement	119.91%	307.60%	(e)
Net investment income (loss)	1.25%	0.88%	(e)
Portfolio turnover rate(f)	100%	104%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	43

Report of Independent Registered Public

Accounting Firm

To the Shareholders of PGIM Jennison Rising Dividend Fund and Board of Trustees

Prudential Investment Portfolios 5:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of PGIM Jennison Rising Dividend Fund, a series of Prudential Investment Portfolios 5, (the Fund), including the schedule of investments, as of July 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or period indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian, transfer agent, and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

September 19, 2019

44

Tax Information (unaudited)

We are advising you that during the fiscal year ended July 31, 2019, the Fund reported the maximum amount allowed per share but not less than $1.01 per share for Class A, C, Z and R6 shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

For the year ended July 31, 2019, the Fund reports the maximum amount allowable under Section 854 of the Internal Revenue Code, but not less than, the following percentages of the ordinary income dividends paid as: 1) qualified dividend income (QDI); and 2) eligible for corporate dividends received deduction (DRD):

	QDI	DRD
PGIM Jennison Rising Dividend Fund	100.00%	100.00%

In January 2020, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the distributions received by you in calendar year 2019.

PGIM Jennison Rising Dividend Fund	45

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 3/11/58 Board Member Portfolios Overseen: 96	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (since 2009); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 7/13/52 Board Member Portfolios Overseen: 96	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

PGIM Jennison Rising Dividend Fund

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 7/9/52 Board Member Portfolios Overseen: 96	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

Barry H. Evans 11/2/60 Board Member Portfolios Overseen: 95	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014–2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 10/13/56 Board Member & Independent Chair Portfolios Overseen: 96	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

Visit our website at pgiminvestments.com

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 9/29/62 Board Member Portfolios Overseen: 95	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Synnex Corporation (since April 2019) (information technology); Independent Director, Kabbage, Inc. (since July 2018) (financial services); Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Michael S. Hyland, CFA 10/4/45 Board Member Portfolios Overseen: 96	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Brian K. Reid 9/22/61 Board Member Portfolios Overseen: 95	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

PGIM Jennison Rising Dividend Fund

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 6/28/59 Board Member Portfolios Overseen: 95	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 10/5/62 Board Member & President Portfolios Overseen: 96	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

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Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin 5/21/73 Board Member & Vice President Portfolios Overseen:96	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara 9/11/55 Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012

PGIM Jennison Rising Dividend Fund

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Dino Capasso 8/19/74 Chief Compliance Officer	Chief Compliance Officer (July 2019-Present) of PGIM Investments LLC; Chief Compliance Officer (July 2019-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global High Yield Fund, Inc., and PGIM High Yield Bond Fund, Inc.; Vice President and Deputy Chief Compliance Officer (June 2017-2019) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

Andrew R. French 12/22/62 Secretary	Vice President of PGIM Investments LLC (December 2018-Present); formerly Vice President and Corporate Counsel (February 2010-December 2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Jonathan D. Shain 8/9/58 Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

Claudia DiGiacomo 10/14/74 Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Diana N. Huffman 4/14/82 Assistant Secretary	Vice President and Corporate Counsel (since September 2015) of Prudential; formerly Associate at Willkie Farr & Gallagher LLP (2009-2015).	Since March 2019

Christian J. Kelly 5/5/75 Treasurer and Principal Financial and Accounting Officer	Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly, Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

Peter Parrella 8/21/58 Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within PGIM Investments Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since June 2007

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Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Lana Lomuti 6/7/67 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Linda McMullin 7/10/61 Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within PGIM Investments Fund Administration.	Since April 2014

Kelly A. Coyne 8/8/68 Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

Charles H. Smith 1/11/73 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007-December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998-January 2007).	Since January 2017

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

PGIM Jennison Rising Dividend Fund

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison Rising Dividend Fund (the “Fund”)1 consists of eleven individuals, nine2 of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board

[1]	PGIM Jennison Rising Dividend Fund is a series of Prudential Investment Portfolios 5.
[2]

Grace C. Torres was an Interested Trustee of the Fund at the time the Board considered and approved the renewal of the Fund’s advisory agreements, but has since become an Independent Trustee of the Fund.

PGIM Jennison Rising Dividend Fund

Approval of Advisory Agreements (continued)

considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of Jennison, as well as PGIM Investments’ recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s

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portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2018 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee

PGIM Jennison Rising Dividend Fund

Approval of Advisory Agreements (continued)

schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2018. The Board considered that the Fund commenced operations on March 5, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2018. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain

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circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund underperformed its benchmark index for all periods.
•	The Board considered that the Fund commenced investment operations on March 5, 2014 and that longer-term performance was not yet available.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.24% for Class A shares, 1.99% for Class C shares, 0.99% for Class R6 shares, and 0.99% for Class Z shares through November 30, 2019.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Rising Dividend Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Rising Dividend Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends (as of the third month of the Fund’s fiscal quarter for reporting periods on or after September 30, 2019) will be made publicly available 60 days after the end of each quarter at sec.gov.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON RISING DIVIDEND FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PJDAX	PJDCX	PJDZX	PJDQX
CUSIP	74440V823	74440V815	74440V799	74440V682

MF220 E

PRUDENTIAL DAY ONE FUNDS

ANNUAL REPORT

JULY 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Seek a balance between growth and conservation of capital

Highlights

•

During the 12-month reporting period that ended July 31, 2019, returns for R6 shares of the Prudential Day One Funds ranged from 1.39% for the Prudential Day One 2060 Fund to 5.33% for the Prudential Day One Income Fund.

•

Through investment in underlying funds, the Prudential Day One Funds have an overall bias toward US stocks relative to non-US stocks. Higher exposure to US stocks contributed to the Funds’ overall results, as US stocks—with the exception of US small-cap stocks—outperformed by a significant margin during the period.

•

Also, through investment in underlying funds, the Funds’ overall allocation to commodities, US small-cap stocks, and non-US stocks detracted from performance, as these asset classes turned in negative returns for the period.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name for QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Prudential Day One Funds

Prudential Day One Funds	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the annual report for the Prudential Day One Funds informative and useful. The report covers performance for the 12-month period that ended July 31, 2019.

While the US economy remained healthy, with rising corporate profits and strong job growth, the Federal Reserve cut interest rates on the last day of the period for the first time since the Great Recession more than a decade ago. After nine rate increases in recent years, the cut was a proactive attempt by the Fed to extend the longest domestic economic expansion on record as growth in many other regions weakened. China in particular showed signs of slowing amid trade tensions with the US, and turmoil in the United Kingdom continued as it negotiated an exit from the European Union.

Despite the growing US economy, volatility returned to the equity markets during the period. After corporate tax cuts and regulatory reforms helped boost US stocks early in the period, equities declined significantly at the end of 2018 on concerns about China’s economy, a potential global trade war, higher interest rates, and worries that profit growth might slow. Stocks reversed course early in 2019, rising sharply after the Fed moderated its position on additional rate hikes for the remainder of the year. For the period overall, large-cap US equities rose while small-cap US stocks fell. Stocks also declined in developed foreign and emerging markets.

The overall US bond market posted strong returns during the period on a significant rally in interest rates that saw the 10-year US Treasury yield decline from around 3% to 2%. Investment grade corporate bonds led the way with a double-digit gain, while corporate high yield and municipal bonds each had a high single-digit return. Globally, bonds in developed markets delivered solid returns, while emerging markets debt also posted positive results. A continuing trend during the period was the inversion of a portion of the US Treasury yield curve, as the yield on certain shorter maturities exceeded the yield on the 10-year bond.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This scale and investment expertise allow us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Day One Funds

September 16, 2019

Prudential Day One Funds	5

Prudential Day One Income Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/19
	One Year (%)	Since Inception (%)
Class R1	4.46	4.60 (12/13/16)
Class R2	4.72	4.83 (12/13/16)
Class R3	4.87	5.01 (12/13/16)
Class R4	5.06	5.15 (12/13/16)
Class R5	5.09	5.22 (12/13/16)
Class R6	5.33	5.43 (12/13/16)
Prudential Day One Income Custom Benchmark
	5.65	5.60
Lipper Mixed-Asset Target Today Funds Average
	5.20	5.55
S&P Target Date Retirement Income Index
	5.27	5.77

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One Income Fund’s Class R6 shares with a similar investment in the Prudential Day One Income Custom Benchmark and S&P Target Date Retirement Income Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2019). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	7

Prudential Day One Income Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One Income Custom Benchmark—The Prudential Day One Income Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target Today Funds Average—The Lipper Mixed-Asset Target Today Funds (Lipper Average) are funds that by portfolio practice, maintain a conservative mix of equity, bonds, cash, and cash equivalents designed to provide income to investors who are in or close to retirement.

S&P Target Date® Retirement Income Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

8	Visit our website at pgiminvestments.com

Presentation of Fund Holdings

Prudential Day One Income Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM TIPS Fund	TIPS	26.1%
PGIM Total Return Bond Fund	Total Return Bond	15.1%
PGIM Core Conservative Bond Fund	Core Bond	14.0%
PGIM QMA Large-Cap Core Equity Fund	Large Cap	10.9%
PGIM Global Real Estate Fund	Real Estate	5.9%
PGIM QMA US Broad Market Index Fund	Broad Market	5.9%
PGIM QMA Commodity Strategies Fund	Commodity	5.0%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	5.0%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	1.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	1.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term Investments. Holdings/Issues/Industries/Sectors are subject to change.

Prudential Day One Funds	9

Prudential Day One 2010 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/19
	One Year (%)	Since Inception (%)
Class R1	4.58	4.90 (12/13/16)
Class R2	4.85	5.14 (12/13/16)
Class R3	5.01	5.29 (12/13/16)
Class R4	5.02	5.38 (12/13/16)
Class R5	5.13	5.50 (12/13/16)
Class R6	5.30	5.66 (12/13/16)
Prudential Day One 2010 Custom Benchmark
	5.73	5.80
Lipper Mixed-Asset Target 2010 Funds Average
	5.09	6.27
S&P Target Date 2010 Index
	5.05	6.37

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

10	Visit our website at pgiminvestments.com

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2010 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2010 Custom Benchmark and S&P Target Date 2010 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2019). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	11

Prudential Day One 2010 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2010 Custom Benchmark—The Prudential Day One 2010 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index,1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2010 Funds Average—The Lipper Mixed-Asset Target 2010 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon not exceeding December 31, 2010.

S&P Target Date® 2010 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

12	Visit our website at pgiminvestments.com

Presentation of Fund Holdings

Prudential Day One 2010 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM TIPS Fund	TIPS	26.1%
PGIM Total Return Bond Fund	Total Return Bond	15.1%
PGIM Core Conservative Bond Fund	Core Bond	14.0%
PGIM QMA Large-Cap Core Equity Fund	Large Cap	11.9%
PGIM Global Real Estate Fund	Real Estate	5.9%
PGIM QMA US Broad Market Index Fund	Broad Market	5.9%
PGIM QMA Commodity Strategies Fund	Commodity	5.0%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	5.0%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	1.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	1.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term Investments. Holdings/Issues/Industries/Sectors are subject to change.

Prudential Day One Funds	13

Prudential Day One 2015 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/19
	One Year (%)	Since Inception (%)
Class R1	4.17	5.17 (12/13/16)
Class R2	4.34	5.41 (12/13/16)
Class R3	4.50	5.57 (12/13/16)
Class R4	4.62	5.66 (12/13/16)
Class R5	4.82	5.81 (12/13/16)
Class R6	4.89	5.93 (12/13/16)
Prudential Day One 2015 Custom Benchmark
	5.49	6.25
Lipper Mixed-Asset Target 2015 Funds Average
	4.94	6.81
S&P Target Date 2015 Index
	4.81	7.01

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

14	Visit our website at pgiminvestments.com

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2015 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2015 Custom Benchmark and S&P Target Date 2015 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2019). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	15

Prudential Day One 2015 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2015 Custom Benchmark—The Prudential Day One 2015 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2015 Funds Average—The Lipper Mixed-Asset Target 2015 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2011 to December 31, 2015.

S&P Target Date® 2015 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

16	Visit our website at pgiminvestments.com

Presentation of Fund Holdings

Prudential Day One 2015 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM TIPS Fund	TIPS	24.1%
PGIM Total Return Bond Fund	Total Return Bond	14.1%
PGIM Core Conservative Bond Fund	Core Bond	13.1%
PGIM QMA Large-Cap Core Equity Fund	Large Cap	12.9%
PGIM QMA US Broad Market Index Fund	Broad Market	6.9%
PGIM Global Real Estate Fund	Real Estate	5.9%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	5.9%
PGIM QMA Commodity Strategies Fund	Commodity	5.0%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	2.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	1.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term Investments. Holdings/Issues/Industries/Sectors are subject to change.

Prudential Day One Funds	17

Prudential Day One 2020 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/19
	One Year (%)	Since Inception (%)
Class R1	4.19	5.59 (12/13/16)
Class R2	4.47	5.83 (12/13/16)
Class R3	4.63	6.02 (12/13/16)
Class R4	4.64	6.14 (12/13/16)
Class R5	4.75	6.23 (12/13/16)
Class R6	4.93	6.25 (12/13/16)
Prudential Day One 2020 Custom Benchmark
	5.58	6.77
Lipper Mixed-Asset Target 2020 Funds Average
	4.76	6.96
S&P Target Date 2020 Index
	4.66	7.62

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

18	Visit our website at pgiminvestments.com

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2020 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2020 Custom Benchmark and S&P Target Date 2020 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2019). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	19

Prudential Day One 2020 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2020 Custom Benchmark—The Prudential Day One 2020 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2020 Funds Average—The Lipper Mixed-Asset Target 2020 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2016 to December 31, 2020.

S&P Target Date® 2020 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

20	Visit our website at pgiminvestments.com

Presentation of Fund Holdings

Prudential Day One 2020 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM TIPS Fund	TIPS	22.1%
PGIM QMA Large-Cap Core Equity Fund	Large Cap	16.8%
PGIM Total Return Bond Fund	Total Return Bond	12.1%
PGIM Core Conservative Bond Fund	Core Bond	12.1%
PGIM QMA US Broad Market Index Fund	Broad Market	7.9%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	6.9%
PGIM Global Real Estate Fund	Real Estate	6.0%
PGIM QMA Commodity Strategies Fund	Commodity	5.0%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	2.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	1.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term Investments. Holdings/Issues/Industries/Sectors are subject to change.

Prudential Day One Funds	21

Prudential Day One 2025 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/19
	One Year (%)	Since Inception (%)
Class R1	3.73	6.05 (12/13/16)
Class R2	4.09	6.33 (12/13/16)
Class R3	4.17	6.49 (12/13/16)
Class R4	4.27	6.58 (12/13/16)
Class R5	4.29	6.66 (12/13/16)
Class R6	4.55	6.89 (12/13/16)
Prudential Day One 2025 Custom Benchmark
	5.18	7.49
Lipper Mixed-Asset Target 2025 Funds Average
	4.55	7.83
S&P Target Date 2025 Index
	4.33	8.34

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

22	Visit our website at pgiminvestments.com

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2025 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2025 Custom Benchmark and S&P Target Date 2025 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2019). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	23

Prudential Day One 2025 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2025 Custom Benchmark—The Prudential Day One 2025 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index,1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2025 Funds Average—The Lipper Mixed-Asset Target 2025 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2021 to December 31, 2025.

S&P Target Date® 2025 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

24	Visit our website at pgiminvestments.com

Presentation of Fund Holdings

Prudential Day One 2025 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM TIPS Fund	TIPS	20.1%
PGIM QMA Large-Cap Core Equity Fund	Large Cap	18.8%
PGIM Total Return Bond Fund	Total Return Bond	13.1%
PGIM Core Conservative Bond Fund	Core Bond	9.1%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	8.9%
PGIM QMA US Broad Market Index Fund	Broad Market	8.9%
PGIM Global Real Estate Fund	Real Estate	6.0%
PGIM QMA Commodity Strategies Fund	Commodity	5.0%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	2.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	1.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term Investments. Holdings/Issues/Industries/Sectors are subject to change.

Prudential Day One Funds	25

Prudential Day One 2030 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/19
	One Year (%)	Since Inception (%)
Class R1	3.18	7.24 (12/13/16)
Class R2	3.46	7.52 (12/13/16)
Class R3	3.63	7.65 (12/13/16)
Class R4	3.56	7.70 (12/13/16)
Class R5	3.76	7.85 (12/13/16)
Class R6	3.93	8.05 (12/13/16)
Prudential Day One 2030 Custom Benchmark
	4.83	8.88
Lipper Mixed-Asset Target 2030 Funds Average
	4.11	8.63
S&P Target Date 2030 Index
	3.92	8.98

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

26	Visit our website at pgiminvestments.com

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2030 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2030 Custom Benchmark and S&P Target Date 2030 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2019). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class as indicated in the following paragraphs. Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	27

Prudential Day One 2030 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2030 Custom Benchmark—The Prudential Day One 2030 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2030 Funds Average—The Lipper Mixed-Asset Target 2030 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2026 to December 31, 2030.

S&P Target Date® 2030 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

28	Visit our website at pgiminvestments.com

Presentation of Fund Holdings

Prudential Day One 2030 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	25.8%
PGIM QMA US Broad Market Index Fund	Broad Market	12.9%
PGIM TIPS Fund	TIPS	12.1%
PGIM Total Return Bond Fund	Total Return Bond	11.1%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	10.9%
PGIM Core Conservative Bond Fund	Core Bond	7.1%
PGIM Global Real Estate Fund	Real Estate	6.0%
PGIM QMA Commodity Strategies Fund	Commodity	4.0%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	3.0%
PGIM QMA Emerging Markets Equity Fund	Emerging Markets	1.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term Investments. Holdings/Issues/Industries/Sectors are subject to change.

Prudential Day One Funds	29

Prudential Day One 2035 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/19
	One Year (%)	Since Inception (%)
Class R1	2.55	7.63 (12/13/16)
Class R2	2.84	7.88 (12/13/16)
Class R3	3.01	8.07 (12/13/16)
Class R4	3.12	8.20 (12/13/16)
Class R5	3.15	8.25 (12/13/16)
Class R6	3.23	8.41 (12/13/16)
Prudential Day One 2035 Custom Benchmark
	4.80	9.78
Lipper Mixed-Asset Target 2035 Funds Average
	3.65	9.53
S&P Target Date 2035 Index
	3.49	9.57

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

30	Visit our website at pgiminvestments.com

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2035 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2035 Custom Benchmark and S&P Target Date 2035 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2019). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	31

Prudential Day One 2035 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2035 Custom Benchmark—The Prudential Day One 2035 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2035 Funds Average—The Lipper Mixed-Asset Target 2035 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2031 to December 31, 2035.

S&P Target Date® 2035 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

32	Visit our website at pgiminvestments.com

Presentation of Fund Holdings

Prudential Day One 2035 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	28.8%
PGIM QMA US Broad Market Index Fund	Broad Market	15.9%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	13.0%
PGIM Total Return Bond Fund	Total Return Bond	9.1%
PGIM TIPS Fund	TIPS	8.1%
PGIM Core Conservative Bond Fund	Core Bond	5.0%
PGIM Global Real Estate Fund	Real Estate	5.0%
PGIM QMA Commodity Strategies Fund	Commodity	4.0%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	4.0%
PGIM QMA Emerging Markets Equity Fund	Emerging Markets	3.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term Investments. Holdings/Issues/Industries/Sectors are subject to change.

Prudential Day One Funds	33

Prudential Day One 2040 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/19
	One Year (%)	Since Inception (%)
Class R1	2.28	8.10 (12/13/16)
Class R2	2.65	8.39 (12/13/16)
Class R3	2.73	8.54 (12/13/16)
Class R4	2.84	8.67 (12/13/16)
Class R5	2.87	8.75 (12/13/16)
Class R6	3.13	8.95 (12/13/16)
Prudential Day One 2040 Custom Benchmark
	4.68	10.38
Lipper Mixed-Asset Target 2040 Funds Average
	3.31	9.75
S&P Target Date 2040 Index
	3.25	10.00

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

34	Visit our website at pgiminvestments.com

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2040 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2040 Custom Benchmark and S&P Target Date 2040 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2019). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	35

Prudential Day One 2040 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2040 Custom Benchmark—The Prudential Day One 2040 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2040 Funds Average—The Lipper Mixed-Asset Target 2040 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2036 to December 31, 2040.

S&P Target Date® 2040 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

36	Visit our website at pgiminvestments.com

Presentation of Fund Holdings

Prudential Day One 2040 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	28.9%
PGIM QMA US Broad Market Index Fund	Broad Market	15.9%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	15.0%
PGIM Total Return Bond Fund	Total Return Bond	8.1%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	6.0%
PGIM TIPS Fund	TIPS	5.0%
PGIM Global Real Estate Fund	Real Estate	5.0%
PGIM Core Conservative Bond Fund	Core Bond	4.0%
PGIM QMA Commodity Strategies Fund	Commodity	4.0%
PGIM QMA Emerging Markets Equity Fund	Emerging Markets	4.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term Investments. Holdings/Issues/Industries/Sectors are subject to change.

Prudential Day One Funds	37

Prudential Day One 2045 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/19
	One Year (%)	Since Inception (%)
Class R1	1.78	8.24 (12/13/16)
Class R2	1.99	8.53 (12/13/16)
Class R3	2.26	8.69 (12/13/16)
Class R4	2.29	8.78 (12/13/16)
Class R5	2.41	8.90 (12/13/16)
Class R6	2.50	9.10 (12/13/16)
Prudential Day One 2045 Custom Benchmark
	4.39	10.67
Lipper Mixed-Asset Target 2045 Funds Average
	3.09	10.20
S&P Target Date 2045 Index
	3.07	10.24

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

38	Visit our website at pgiminvestments.com

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2045 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2045 Custom Benchmark and S&P Target Date 2045 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2019). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	39

Prudential Day One 2045 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2045 Custom Benchmark—The Prudential Day One 2045 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2045 Funds Average—The Lipper Mixed-Asset Target 2045 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2041 to December 31, 2045.

S&P Target Date® 2045 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

40	Visit our website at pgiminvestments.com

Presentation of Fund Holdings

Prudential Day One 2045 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	28.9%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	18.0%
PGIM QMA US Broad Market Index Fund	Broad Market	16.9%
PGIM Total Return Bond Fund	Total Return Bond	8.1%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	7.0%
PGIM QMA Emerging Markets Equity Fund	Emerging Markets	5.0%
PGIM Global Real Estate Fund	Real Estate	5.0%
PGIM Core Conservative Bond Fund	Core Bond	3.0%
PGIM QMA Commodity Strategies Fund	Commodity	3.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	3.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term Investments. Holdings/Issues/Industries/Sectors are subject to change.

Prudential Day One Funds	41

Prudential Day One 2050 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/19
	One Year (%)	Since Inception (%)
Class R1	1.61	8.23 (12/13/16)
Class R2	1.83	8.46 (12/13/16)
Class R3	2.01	8.66 (12/13/16)
Class R4	1.95	8.68 (12/13/16)
Class R5	2.24	8.88 (12/13/16)
Class R6	2.33	9.07 (12/13/16)
Prudential Day One 2050 Custom Benchmark
	4.32	10.93
Lipper Mixed-Asset Target 2050 Funds Average
	3.04	10.11
S&P Target Date 2050 Index
	2.90	10.45

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

42	Visit our website at pgiminvestments.com

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2050 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2050 Custom Benchmark and S&P Target Date 2050 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2019). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	43

Prudential Day One 2050 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2050 Custom Benchmark—The Prudential Day One 2050 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2050 Funds Average—The Lipper Mixed-Asset Target 2050 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2046 to December 31, 2050.

S&P Target Date® 2050 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

44	Visit our website at pgiminvestments.com

Presentation of Fund Holdings

Prudential Day One 2050 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	27.9%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	19.0%
PGIM QMA US Broad Market Index Fund	Broad Market	16.9%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	8.0%
PGIM Total Return Bond Fund	Total Return Bond	7.1%
PGIM QMA Emerging Markets Equity Fund	Emerging Markets	6.0%
PGIM Global Real Estate Fund	Real Estate	5.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	4.0%
PGIM QMA Commodity Strategies Fund	Commodity	3.0%
PGIM Core Conservative Bond Fund	Core Bond	2.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term Investments. Holdings/Issues/Industries/Sectors are subject to change.

Prudential Day One Funds	45

Prudential Day One 2055 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/19
	One Year (%)	Since Inception (%)
Class R1	0.89	8.55 (12/13/16)
Class R2	1.19	8.83 (12/13/16)
Class R3	1.37	9.00 (12/13/16)
Class R4	1.49	9.12 (12/13/16)
Class R5	1.53	9.21 (12/13/16)
Class R6	1.72	9.39 (12/13/16)
Prudential Day One 2055 Custom Benchmark
	3.85	11.06
Lipper Mixed-Asset Target 2055 + Funds Average
	2.90	10.35
S&P Target Date 2055 Index
	2.88	10.57

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2055 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2055 Custom Benchmark and S&P Target Date 2055 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2019). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	47

Prudential Day One 2055 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2055 Custom Benchmark—The Prudential Day One 2055 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2055 + Funds Average—The Lipper Mixed-Asset Target 2055 + Funds Average (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon exceeding December 31, 2050.

S&P Target Date® 2055 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Presentation of Fund Holdings

Prudential Day One 2055 Fund Top Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	26.9%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	21.0%
PGIM QMA US Broad Market Index Fund	Broad Market	15.9%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	9.0%
PGIM QMA Emerging Markets Equity Fund	Emerging Markets	8.0%
PGIM Total Return Bond Fund	Total Return Bond	6.1%
PGIM Global Real Estate Fund	Real Estate	5.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	5.0%
PGIM QMA Commodity Strategies Fund	Commodity	3.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term Investments. Holdings/Issues/Industries/Sectors are subject to change.

Prudential Day One Funds	49

Prudential Day One 2060 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/19
	One Year (%)	Since Inception (%)
Class R1	0.57	8.29 (12/13/16)
Class R2	0.79	8.55 (12/13/16)
Class R3	1.05	8.74 (12/13/16)
Class R4	1.09	8.83 (12/13/16)
Class R5	1.21	8.96 (12/13/16)
Class R6	1.39	9.09 (12/13/16)
Prudential Day One 2060 Custom Benchmark
	3.60	11.12
Lipper Mixed-Asset Target 2055 + Funds Average
	3.01	10.53
S&P Target Date 2060+ Index
	2.95	10.75

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2060 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2060 Custom Benchmark and S&P Target Date 2060+ Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2019). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	51

Prudential Day One 2060 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2060 Custom Benchmark—The Prudential Day One 2060 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2055+ Funds Average—The Lipper Mixed-Asset Target 2055 + Funds Average (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon exceeding December 31, 2050.

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S&P Target Date® 2060+ Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes, would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

1 Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2018. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” and “FTSE Russell®” are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. “TMX®” is a trade mark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

2 Effective 12/31/18, The Russell Developed ex-North America Large Cap Net Index was decommissioned and subsequently replaced with the FTSE Developed ex-North America Index. Historical returns for the Prudential Day One Custom Benchmarks, prior to 12/31/18, will not be re-stated.

Presentation of Fund Holdings

Prudential Day One 2060 Fund Top Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	27.9%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	23.0%
PGIM QMA US Broad Market Index Fund	Broad Market	16.0%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	9.0%
PGIM QMA Emerging Markets Equity Fund	Emerging Markets	8.0%
PGIM Global Real Estate Fund	Real Estate	5.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	5.0%
PGIM Total Return Bond Fund	Total Return Bond	3.0%
PGIM QMA Commodity Strategies Fund	Commodity	3.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term Investments. Holdings/Issues/Industries/Sectors are subject to change.

Prudential Day One Funds	53

Prudential Day One Funds

Strategy and Performance Overview

What were the market conditions?

•

US stocks performed strongly during the 12-month reporting period that ended July 31, 2019. Large-cap equities led the way, significantly outpacing their mid- and small-cap counterparts. International and emerging-markets equities fell, notably trailing US large-cap stocks.

•

The bond market delivered mixed returns during the period. The best performance was in US core bonds, which outperformed nearly all other fixed income asset classes. US investment-grade corporate bonds posted a double-digit gain, outperforming the strong performance of US government nominal bonds.

How did the Funds perform?

The performance of each Fund’s R6 share class and benchmark returns over the reporting period are listed below.

The Prudential Day One Income Fund returned 5.33%, underperforming the 5.65% return of the Prudential Day One Income Custom Benchmark and outperforming the 5.20% return of the Lipper Mixed-Asset Target Today Funds Average.

The Prudential Day One 2010 Fund returned 5.30%, underperforming the 5.73% return of the Prudential Day One 2010 Custom Benchmark and outperforming the 5.09% return of the Lipper Mixed-Asset Target 2010 Funds Average.

The Prudential Day One 2015 Fund returned 4.89%, underperforming the 5.49% return of the Prudential Day One 2015 Custom Benchmark and the 4.94% return of the Lipper Mixed-Asset Target 2015 Funds Average.

The Prudential Day One 2020 Fund returned 4.93%, underperforming the 5.58% return of the Prudential Day One 2020 Custom Benchmark and outperforming the 4.76% return of the Lipper Mixed-Asset Target 2020 Funds Average.

The Prudential Day One 2025 Fund returned 4.55%, underperforming the 5.18% return of the Prudential Day One 2025 Custom Benchmark and performing in line with the 4.55% return of the Lipper Mixed-Asset Target 2025 Funds Average.

The Prudential Day One 2030 Fund returned 3.93%, underperforming the 4.83% return of the Prudential Day One 2030 Custom Benchmark and the 4.11% return of the Lipper Mixed-Asset Target 2030 Funds Average.

The Prudential Day One 2035 Fund returned 3.23%, underperforming the 4.80% return of the Prudential Day One 2035 Custom Benchmark and the 3.65% return of the Lipper Mixed-Asset Target 2035 Funds Average.

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The Prudential Day One 2040 Fund returned 3.13%, underperforming the 4.68% return of the Prudential Day One 2040 Custom Benchmark and the 3.31% return of the Lipper Mixed-Asset Target 2040 Funds Average.

The Prudential Day One 2045 Fund returned 2.50%, underperforming the 4.39% return of the Prudential Day One 2045 Custom Benchmark and the 3.09% return of the Lipper Mixed-Asset Target 2045 Funds Average.

The Prudential Day One 2050 Fund returned 2.33%, underperforming the 4.32% return of the Prudential Day One 2050 Custom Benchmark and the 3.04% return of the Lipper Mixed-Asset Target 2050 Funds Average.

The Prudential Day One 2055 Fund returned 1.72%, underperforming the 3.85% return of the Prudential Day One 2055 Custom Benchmark and the 2.90% return of the Lipper Mixed-Asset Target 2055+ Funds Average.

The Prudential Day One 2060 Fund returned 1.39%, underperforming the 3.60% return of the Prudential Day One 2060 Custom Benchmark and the 3.01% return of the Lipper Mixed-Asset Target 2055+ Funds Average.

What worked?

•

Each fund in the Day One Funds series is allocated to a combination of stocks and bonds. Both the stocks and the bonds in these allocations experienced positive and negative returns across different asset classes during the reporting period.

•

Within equities, the Funds’ bias toward US stocks relative to non-US stocks contributed to the Funds’ overall results, as US stocks—with the exception of US small caps—outperformed by a significant margin during the period.

•

At the underlying fund level, the PGIM Total Return Bond Fund, PGIM Global Real Estate Fund, PGIM Jennison Small-Cap Core Equity Fund, and the PGIM Core Short-Term Bond Fund were the greatest contributors to relative performance, as each Fund significantly outperformed its respective benchmark index for the period.

What didn’t work?

•	The Funds’ allocation to commodities, US small-cap stocks, and non-US stocks detracted from performance as these asset classes turned in negative returns for the period.

•

Weak results from the PGIM QMA Large-Cap Core Equity Fund, PGIM QMA Mid-Cap Core Equity Fund, and the PGIM QMA Emerging Markets Equity Fund, which all underperformed their respective benchmarks, detracted from overall results for the period.

Prudential Day One Funds	55

Prudential Day One Funds

Strategy and Performance Overview (continued)

Current outlook

•	QMA believes that US-China interests have permanently diverged and should be viewed in the context of a geopolitical competition that is unlikely to be resolved by a trade deal.

•

QMA believes the current tensions are likely to persist for some time, albeit with some ebb and flow. A positive scenario for risk assets could involve a US-China trade truce ahead of the 2020 US presidential election, along with continued central bank dovishness (i.e., moderating their stance on interest rate hikes) and additional China stimulus.

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Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 held through the six-month period ended July 31, 2019. These examples are for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Funds’ transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the tables on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the tables, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Funds, that you own. You should consider the additional fees that were charged to your

Prudential Day One Funds	57

Fees and Expenses (continued)

Fund account over the period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Day One Income Fund		Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,051.10	1.15%	$5.85
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$1,052.30	0.90%	$4.58
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$1,052.90	0.75%	$3.82
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$1,054.30	0.65%	$3.31
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$1,053.80	0.55%	$2.80
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,055.50	0.40%	$2.04
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

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Prudential Day One 2010 Fund		Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,052.90	1.15%	$5.85
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$1,053.90	0.90%	$4.58
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$1,054.90	0.75%	$3.82
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$1,054.90	0.65%	$3.31
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$1,054.80	0.55%	$2.80
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,055.80	0.40%	$2.04
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Prudential Day One 2015 Fund		Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,053.10	1.15%	$5.85
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$1,054.10	0.90%	$4.58
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$1,054.00	0.75%	$3.82
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$1,055.00	0.65%	$3.31
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$1,055.90	0.55%	$2.80
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,056.90	0.40%	$2.04
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Prudential Day One Funds	59

Fees and Expenses (continued)

Prudential Day One 2020 Fund		Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,055.10	1.15%	$5.86
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$1,057.10	0.90%	$4.59
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$1,057.00	0.75%	$3.83
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$1,057.90	0.65%	$3.32
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$1,057.90	0.55%	$2.81
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,059.10	0.40%	$2.04
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Prudential Day One 2025 Fund		Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,056.90	1.15%	$5.86
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$1,058.80	0.90%	$4.59
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$1,058.80	0.75%	$3.83
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$1,058.80	0.65%	$3.32
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$1,059.80	0.55%	$2.81
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,060.60	0.40%	$2.04
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

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Prudential Day One 2030 Fund		Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,062.20	1.15%	$5.88
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$1,064.00	0.90%	$4.61
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$1,064.00	0.75%	$3.84
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$1,063.10	0.65%	$3.32
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$1,064.90	0.55%	$2.82
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,065.80	0.40%	$2.05
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Prudential Day One 2035 Fund		Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,065.30	1.15%	$5.89
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$1,066.20	0.90%	$4.61
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$1,067.10	0.75%	$3.84
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$1,067.00	0.65%	$3.33
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$1,068.10	0.55%	$2.82
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,068.00	0.40%	$2.05
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Prudential Day One Funds	61

Fees and Expenses (continued)

Prudential Day One 2040 Fund		Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,064.20	1.15%	$5.89
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$1,066.00	0.90%	$4.61
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$1,066.90	0.75%	$3.84
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$1,066.80	0.65%	$3.33
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$1,066.80	0.55%	$2.82
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,068.70	0.40%	$2.05
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Prudential Day One 2045 Fund		Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,064.00	1.15%	$5.89
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$1,065.90	0.90%	$4.61
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$1,066.80	0.75%	$3.84
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$1,067.80	0.65%	$3.33
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$1,067.70	0.55%	$2.82
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,068.60	0.40%	$2.05
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

62	Visit our website at pgiminvestments.com

Prudential Day One 2050 Fund		Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,064.30	1.15%	$5.89
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$1,064.30	0.90%	$4.61
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$1,066.10	0.75%	$3.84
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$1,066.20	0.65%	$3.33
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$1,067.00	0.55%	$2.82
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,066.90	0.40%	$2.05
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Prudential Day One 2055 Fund		Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,060.80	1.15%	$5.88
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$1,061.60	0.90%	$4.60
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$1,063.50	0.75%	$3.84
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$1,063.50	0.65%	$3.33
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$1,063.50	0.55%	$2.81
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,065.40	0.40%	$2.05
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Prudential Day One Funds	63

Fees and Expenses (continued)

Prudential Day One 2060 Fund		Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,060.20	1.15%	$5.87
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$1,062.10	0.90%	$4.60
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$1,063.00	0.75%	$3.84
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$1,063.00	0.65%	$3.32
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$1,063.90	0.55%	$2.81
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,064.80	0.40%	$2.05
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2019, and divided by the 365 days in each Fund’s fiscal year ended July 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which each Fund may invest.

64	Visit our website at pgiminvestments.com

Prudential Day One Income Fund

Schedule of Investments

as of July 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 89.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	138,371	$1,400,314
PGIM Global Real Estate Fund (Class R6)	23,121	592,579
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	8,328	98,355
PGIM QMA Commodity Strategies Fund (Class R6)	52,744	497,899
PGIM QMA International Developed Markets Index Fund (Class R6)	42,448	493,674
PGIM QMA Large-Cap Core Equity Fund (Class R6)	70,335	1,083,861
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	9,090	98,531
PGIM QMA US Broad Market Index Fund (Class R6)	43,471	591,206
PGIM TIPS Fund (Class R6)	263,917	2,604,862
PGIM Total Return Bond Fund (Class R6)	101,822	1,503,904

TOTAL LONG-TERM INVESTMENTS (cost $8,693,106)		8,965,185

SHORT-TERM INVESTMENT 11.0%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,098,835)	1,098,835	1,098,835

TOTAL INVESTMENTS 100.9% (cost $9,791,941)(w)		10,064,020
Liabilities in excess of other assets (0.9)%		(93,888)

NET ASSETS 100.0%		$9,970,132

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	65

Prudential Day One Income Fund

Schedule of Investments (continued)

as of July 31, 2019

The following is a summary of the inputs used as of July 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$10,064,020	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows (unaudited):

TIPS	26.1%
Total Return Bond	15.1
Core Bond	14.0
Short Term	11.0
Large Cap	10.9
Real Estate	5.9
Broad Market	5.9
Commodity	5.0
International Developed Markets	5.0
Mid Cap	1.0%
Small Cap	1.0

100.9
Liabilities in excess of other assets	(0.9)

100.0%

See Notes to Financial Statements.

66

Prudential Day One Income Fund

Statement of Assets & Liabilities

as of July 31, 2019

Assets
Affiliated investments (cost $9,791,941)	$10,064,020
Receivable for investments sold	365,715
Due from Manager	16,812
Receivable for Fund shares sold	774

Total Assets	10,447,321

Liabilities
Payable for Fund shares reacquired	348,532
Custodian and accounting fees payable	47,545
Payable for investments purchased	47,147
Accrued expenses and other liabilities	32,254
Affiliated transfer agent fee payable	840
Affiliated shareholder servicing fees payable	451
Distribution fee payable	420

Total Liabilities	477,189

Net Assets	$9,970,132

Net assets were comprised of:
Shares of beneficial interest, at par	$927
Paid-in capital in excess of par	9,710,284
Total distributable earnings (loss)	258,921

Net assets, July 31, 2019	$9,970,132

See Notes to Financial Statements.

Prudential Day One Funds	67

Prudential Day One Income Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2019

Class R1
Net asset value, offering price and redemption price per share, ($11,254 ÷ 1,049 shares of beneficial interest issued and outstanding)	$10.73

Class R2
Net asset value, offering price and redemption price per share, ($1,345,099 ÷ 125,335 shares of beneficial interest issued and outstanding)	$10.73

Class R3
Net asset value, offering price and redemption price per share, ($1,597,337 ÷ 148,738 shares of beneficial interest issued and outstanding)	$10.74

Class R4
Net asset value, offering price and redemption price per share, ($12,130 ÷ 1,129 shares of beneficial interest issued and outstanding)	$10.74

Class R5
Net asset value, offering price and redemption price per share, ($65,472 ÷ 6,096 shares of beneficial interest issued and outstanding)	$10.74

Class R6
Net asset value, offering price and redemption price per share, ($6,938,840 ÷ 644,991 shares of beneficial interest issued and outstanding)	$10.76

See Notes to Financial Statements.

68

Prudential Day One Income Fund

Statement of Operations

Year Ended July 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$238,497

Expenses
Management fee	1,738
Distribution fee(a)	4,021
Shareholder servicing fees (including affiliated expense of $2,389)(a)	2,427
Custodian and accounting fees	118,174
Registration fees(a)	68,280
Audit fee	20,402
Legal fees and expenses	17,309
Trustees’ fees	11,323
Shareholders’ reports	11,213
Transfer agent’s fees and expenses (including affiliated expense of $4,568)(a)	4,904
Miscellaneous	13,999

Total expenses	273,790
Less: Fee waiver and/or expense reimbursement(a)	(264,640)

Net expenses	9,150

Net investment income (loss)	229,347

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(176,337)
Net capital gain distributions received	185,543

9,206

Net change in unrealized appreciation (depreciation) on investments	247,270

Net gain (loss) on investment transactions	256,476

Net Increase (Decrease) In Net Assets Resulting From Operations	$485,823

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	54	2,590	1,377	—	—	—
Shareholder servicing fees	—	1,036	1,377	14	—	—
Registration fees	11,380	11,380	11,380	11,380	11,380	11,380
Transfer agent’s fees and expenses	39	1,765	2,250	101	82	667
Fee waiver and/or expense reimbursement	(11,643)	(35,216)	(43,485)	(11,790)	(12,478)	(150,028)

See Notes to Financial Statements.

Prudential Day One Funds	69

Prudential Day One Income Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2019	2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$229,347	$101,481
Net realized gain (loss) on investment transactions	(176,337)	(19,490)
Net capital gain distributions received	185,543	60,710
Net change in unrealized appreciation (depreciation) on investments	247,270	14,758

Net increase (decrease) in net assets resulting from operations	485,823	157,459

Dividends and Distributions
Distributions from distributable earnings*
Class R1	(318)	—
Class R2	(30,436)	—
Class R3	(45,502)	—
Class R4	(476)	—
Class R5	(1,892)	—
Class R6	(231,940)	—

	(310,564)	—

Dividends from net investment income*
Class R1		(150)
Class R2		(3,889)
Class R3		(23,450)
Class R4		(332)
Class R5		(214)
Class R6		(54,531)

	*	(82,566)

Distributions from net realized gains*
Class R1		(4)
Class R2		(4)
Class R3		(497)
Class R4		(7)
Class R5		(4)
Class R6		(860)

	*	(1,376)

See Notes to Financial Statements.

70

	Year Ended July 31,

	2019		2018
Fund share transactions
Net proceeds from shares sold		$6,027,606	$4,309,508
Net asset value of shares issued in reinvestment of dividends and distributions		310,564	83,943
Cost of shares reacquired		(2,357,048)	(692,336)

Net increase (decrease) in net assets from Fund share transactions		3,981,122	3,701,115

Total increase (decrease)		4,156,381	3,774,632

Net Assets:
Beginning of year		5,813,751	2,039,119

End of year(a)		$9,970,132	$5,813,751

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$25,484

*	For the year ended July 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

Prudential Day One Funds	71

Prudential Day One 2010 Fund

Schedule of Investments

as of July 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 90.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	66,145	$669,388
PGIM Global Real Estate Fund (Class R6)	11,054	283,309
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	3,982	47,030
PGIM QMA Commodity Strategies Fund (Class R6)	25,210	237,984
PGIM QMA International Developed Markets Index Fund (Class R6)	20,295	236,036
PGIM QMA Large-Cap Core Equity Fund (Class R6)	36,687	565,341
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	4,346	47,113
PGIM QMA US Broad Market Index Fund (Class R6)	20,785	282,674
PGIM TIPS Fund (Class R6)	126,162	1,245,219
PGIM Total Return Bond Fund (Class R6)	48,672	718,891

TOTAL LONG-TERM INVESTMENTS (cost $4,184,702)		4,332,985

SHORT-TERM INVESTMENT 10.4%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $493,908)	493,908	493,908

TOTAL INVESTMENTS 101.3% (cost $4,678,610)(w)		4,826,893
Liabilities in excess of other assets (1.3)%		(61,868)

NET ASSETS 100.0%		$4,765,025

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

72

The following is a summary of the inputs used as of July 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$4,826,893	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows (unaudited):

TIPS	26.1%
Total Return Bond	15.1
Core Bond	14.0
Large Cap	11.9
Short Term	10.4
Real Estate	5.9
Broad Market	5.9
Commodity	5.0
International Developed Markets	5.0
Mid Cap	1.0%
Small Cap	1.0

101.3
Liabilities in excess of other assets	(1.3)

100.0%

See Notes to Financial Statements.

Prudential Day One Funds	73

Prudential Day One 2010 Fund

Statement of Assets & Liabilities

as of July 31, 2019

Assets
Affiliated investments (cost $4,678,610)	$4,826,893
Receivable for investments sold	28,808
Due from Manager	15,453
Receivable for Fund shares sold	170

Total Assets	4,871,324

Liabilities
Custodian and accounting fees payable	47,526
Payable for investments purchased	26,046
Audit fee payable	20,402
Accrued expenses and other liabilities	11,477
Payable for Fund shares reacquired	465
Affiliated transfer agent fee payable	339
Affiliated shareholder servicing fees payable	23
Distribution fee payable	21

Total Liabilities	106,299

Net Assets	$4,765,025

Net assets were comprised of:
Shares of beneficial interest, at par	$442
Paid-in capital in excess of par	4,544,873
Total distributable earnings (loss)	219,710

Net assets, July 31, 2019	$4,765,025

See Notes to Financial Statements.

74

Class R1
Net asset value, offering price and redemption price per share, ($11,448 ÷ 1,067 shares of beneficial interest issued and outstanding)	$10.73

Class R2
Net asset value, offering price and redemption price per share, ($11,402 ÷ 1,061 shares of beneficial interest issued and outstanding)	$10.74

Class R3
Net asset value, offering price and redemption price per share, ($156,995 ÷ 14,599 shares of beneficial interest issued and outstanding)	$10.75

Class R4
Net asset value, offering price and redemption price per share, ($11,471 ÷ 1,067 shares of beneficial interest issued and outstanding)	$10.75

Class R5
Net asset value, offering price and redemption price per share, ($871,630 ÷ 80,948 shares of beneficial interest issued and outstanding)	$10.77

Class R6
Net asset value, offering price and redemption price per share, ($3,702,079 ÷ 343,469 shares of beneficial interest issued and outstanding)	$10.78

See Notes to Financial Statements.

Prudential Day One Funds	75

Prudential Day One 2010 Fund

Statement of Operations

Year Ended July 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$147,585

Expenses
Management fee	1,114
Distribution fee(a)	231
Shareholder servicing fees (including affiliated expense of $150)(a)	174
Custodian and accounting fees	118,061
Registration fees(a)	68,280
Audit fee	20,402
Legal fees and expenses	17,294
Trustees’ fees	11,243
Shareholders’ reports	10,073
Transfer agent’s fees and expenses (including affiliated expense of $2,012)(a)	2,249
Miscellaneous	13,997

Total expenses	263,118
Less: Fee waiver and/or expense reimbursement(a)	(262,063)

Net expenses	1,055

Net investment income (loss)	146,530

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(69,668)
Net capital gain distributions received	121,387

51,719

Net change in unrealized appreciation (depreciation) on investments	78,484

Net gain (loss) on investment transactions	130,203

Net Increase (Decrease) In Net Assets Resulting From Operations	$276,733

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	55	31	145	—	—	—
Shareholder servicing fees	—	—	145	29	—	—
Registration fees	11,380	11,380	11,380	11,380	11,380	11,380
Transfer agent’s fees and expenses	75	53	269	98	1,352	402
Fee waiver and/or expense reimbursement	(11,810)	(11,834)	(16,470)	(12,430)	(40,788)	(168,731)

See Notes to Financial Statements.

76

Prudential Day One 2010 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2019	2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$146,530	$130,843
Net realized gain (loss) on investment transactions	(69,668)	8,759
Net capital gain distributions received	121,387	78,654
Net change in unrealized appreciation (depreciation) on investments	78,484	14,360

Net increase (decrease) in net assets resulting from operations	276,733	232,616

Dividends and Distributions
Distributions from distributable earnings*
Class R1	(444)	—
Class R2	(471)	—
Class R3	(6,295)	—
Class R4	(2,395)	—
Class R5	(38,335)	—
Class R6	(220,690)	—

	(268,630)	—

Dividends from net investment income*
Class R1		(95)
Class R2		(122)
Class R3		(2,100)
Class R4		(623)
Class R5		(160)
Class R6		(72,357)

	*	(75,457)

Distributions from net realized gains*
Class R1		(18)
Class R2		(18)
Class R3		(269)
Class R4		(74)
Class R5		(18)
Class R6		(7,235)

	*	(7,632)

See Notes to Financial Statements.

Prudential Day One Funds	77

Prudential Day One 2010 Fund

Statements of Changes in Net Assets (continued)

	Year Ended July 31,

	2019		2018
Fund share transactions
Net proceeds from shares sold		$1,535,500	$3,019,029
Net asset value of shares issued in reinvestment of dividends and distributions		268,630	83,090
Cost of shares reacquired		(2,688,002)	(2,130,951)

Net increase (decrease) in net assets from Fund share transactions		(883,872)	971,168

Total increase (decrease)		(875,769)	1,120,695

Net Assets:
Beginning of year		5,640,794	4,520,099

End of year(a)		$4,765,025	$5,640,794

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$69,802

*	For the year ended July 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

78

Prudential Day One 2015 Fund

Schedule of Investments

as of July 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 90.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	144,006	$1,457,338
PGIM Global Real Estate Fund (Class R6)	25,924	664,422
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	9,339	110,296
PGIM QMA Commodity Strategies Fund (Class R6)	59,121	558,103
PGIM QMA International Developed Markets Index Fund (Class R6)	57,114	664,241
PGIM QMA Large-Cap Core Equity Fund (Class R6)	93,208	1,436,340
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	20,385	220,972
PGIM QMA US Broad Market Index Fund (Class R6)	56,869	773,424
PGIM TIPS Fund (Class R6)	273,026	2,694,764
PGIM Total Return Bond Fund (Class R6)	106,503	1,573,054

TOTAL LONG-TERM INVESTMENTS (cost $9,828,422)		10,152,954

SHORT-TERM INVESTMENT 9.6%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,074,467)	1,074,467	1,074,467

TOTAL INVESTMENTS 100.5% (cost $10,902,889)(w)		11,227,421
Liabilities in excess of other assets (0.5)%		(60,041)

NET ASSETS 100.0%		$11,167,380

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	79

Prudential Day One 2015 Fund

Schedule of Investments (continued)

as of July 31, 2019

The following is a summary of the inputs used as of July 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$11,227,421	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows (unaudited):

TIPS	24.1%
Total Return Bond	14.1
Core Bond	13.1
Large Cap	12.9
Short Term	9.6
Broad Market	6.9
Real Estate	5.9
International Developed Markets	5.9
Commodity	5.0
Mid Cap	2.0%
Small Cap	1.0

100.5
Liabilities in excess of other assets	(0.5)

100.0%

See Notes to Financial Statements.

80

Prudential Day One 2015 Fund

Statement of Assets & Liabilities

as of July 31, 2019

Assets
Affiliated investments (cost $10,902,889)	$11,227,421
Receivable for investments sold	65,306
Due from Manager	13,536
Receivable for Fund shares sold	1,834

Total Assets	11,308,097

Liabilities
Payable for investments purchased	61,191
Custodian and accounting fees payable	47,339
Audit fee payable	20,402
Accrued expenses and other liabilities	11,613
Affiliated transfer agent fee payable	113
Payable for Fund shares reacquired	51
Distribution fee payable	8

Total Liabilities	140,717

Net Assets	$11,167,380

Net assets were comprised of:
Shares of beneficial interest, at par	$1,020
Paid-in capital in excess of par	10,742,096
Total distributable earnings (loss)	424,264

Net assets, July 31, 2019	$11,167,380

See Notes to Financial Statements.

Prudential Day One Funds	81

Prudential Day One 2015 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2019

Class R1
Net asset value, offering price and redemption price per share, ($11,415 ÷ 1,047 shares of beneficial interest issued and outstanding)	$10.91

Class R2
Net asset value, offering price and redemption price per share, ($11,640 ÷ 1,066 shares of beneficial interest issued and outstanding)	$10.92

Class R3
Net asset value, offering price and redemption price per share, ($11,535 ÷ 1,055 shares of beneficial interest issued and outstanding)	$10.93

Class R4
Net asset value, offering price and redemption price per share, ($11,556 ÷ 1,057 shares of beneficial interest issued and outstanding)	$10.93

Class R5
Net asset value, offering price and redemption price per share, ($39,947 ÷ 3,649 shares of beneficial interest issued and outstanding)	$10.95

Class R6
Net asset value, offering price and redemption price per share, ($11,081,287 ÷ 1,012,229 shares of beneficial interest issued and outstanding)	$10.95

See Notes to Financial Statements.

82

Prudential Day One 2015 Fund

Statement of Operations

Year Ended July 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$258,685

Expenses
Management fee	2,012
Distribution fee(a)	98
Shareholder servicing fees (including affiliated expense of $33)(a)	44
Custodian and accounting fees	118,017
Registration fees(a)	68,280
Audit fee	20,402
Legal fees and expenses	17,309
Trustees’ fees	11,323
Shareholders’ reports	10,378
Transfer agent’s fees and expenses (including affiliated expense of $664)(a)	878
Miscellaneous	14,010

Total expenses	262,751
Less: Fee waiver and/or expense reimbursement(a)	(263,989)

Net expenses	(1,238)

Net investment income (loss)	259,923

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(179,075)
Net capital gain distributions received	243,889

64,814

Net change in unrealized appreciation (depreciation) on investments	199,245

Net gain (loss) on investment transactions	264,059

Net Increase (Decrease) In Net Assets Resulting From Operations	$523,982

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	55	32	11	—	—	—
Shareholder servicing fees	—	—	—	44	—	—
Registration fees	11,380	11,380	11,380	11,380	11,380	11,380
Transfer agent’s fees and expenses	40	52	41	134	96	515
Fee waiver and/or expense reimbursement	(11,606)	(11,647)	(11,608)	(12,327)	(11,969)	(204,832)

See Notes to Financial Statements.

Prudential Day One Funds	83

Prudential Day One 2015 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2019	2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$259,923	$171,171
Net realized gain (loss) on investment transactions	(179,075)	(33,968)
Net capital gain distributions received	243,889	123,774
Net change in unrealized appreciation (depreciation) on investments	199,245	62,297

Net increase (decrease) in net assets resulting from operations	523,982	323,274

Dividends and Distributions
Distributions from distributable earnings*
Class R1	(369)	—
Class R2	(397)	—
Class R3	(414)	—
Class R4	(3,183)	—
Class R5	(986)	—
Class R6	(386,009)	—

	(391,358)	—

Dividends from net investment income*
Class R1		(85)
Class R2		(113)
Class R3		(129)
Class R4		(811)
Class R5		(151)
Class R6		(94,760)

	*	(96,049)

Distributions from net realized gains*
Class R1		(15)
Class R2		(15)
Class R3		(15)
Class R4		(89)
Class R5		(15)
Class R6		(8,629)

	*	(8,778)

See Notes to Financial Statements.

84

	Year Ended July 31,

	2019		2018
Fund share transactions
Net proceeds from shares sold		$4,105,944	$7,266,121
Net asset value of shares issued in reinvestment of dividends and distributions		392,135	104,826
Cost of shares reacquired		(2,162,180)	(3,082,317)

Net increase (decrease) in net assets from Fund share transactions		2,335,899	4,288,630

Total increase (decrease)		2,468,523	4,507,077

Net Assets:
Beginning of year		8,698,857	4,191,780

End of year(a)		$11,167,380	$8,698,857

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$95,236

*	For the year ended July 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

Prudential Day One Funds	85

Prudential Day One 2020 Fund

Schedule of Investments

as of July 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 91.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	518,500	$5,247,222
PGIM Global Real Estate Fund (Class R6)	101,124	2,591,816
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	36,431	430,250
PGIM QMA Commodity Strategies Fund (Class R6)	230,621	2,177,060
PGIM QMA International Developed Markets Index Fund (Class R6)	259,926	3,022,939
PGIM QMA Large-Cap Core Equity Fund (Class R6)	475,469	7,326,975
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	79,518	861,979
PGIM QMA US Broad Market Index Fund (Class R6)	253,532	3,448,034
PGIM TIPS Fund (Class R6)	976,201	9,635,105
PGIM Total Return Bond Fund (Class R6)	356,075	5,259,229

TOTAL LONG-TERM INVESTMENTS (cost $38,760,258)		40,000,609

SHORT-TERM INVESTMENT 8.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,565,581)	3,565,581	3,565,581

TOTAL INVESTMENTS 100.1% (cost $42,325,839)(w)		43,566,190
Liabilities in excess of other assets (0.1)%		(44,275)

NET ASSETS 100.0%		$43,521,915

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

86

The following is a summary of the inputs used as of July 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$43,566,190	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows (unaudited):

TIPS	22.1%
Large Cap	16.8
Total Return Bond	12.1
Core Bond	12.1
Short Term	8.2
Broad Market	7.9
International Developed Markets	6.9
Real Estate	6.0
Commodity	5.0
Mid Cap	2.0%
Small Cap	1.0

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

Prudential Day One Funds	87

Prudential Day One 2020 Fund

Statement of Assets & Liabilities

as of July 31, 2019

Assets
Affiliated investments (cost $42,325,839)	$43,566,190
Receivable for investments sold	307,168
Due from Manager	13,864
Receivable for Fund shares sold	10,074

Total Assets	43,897,296

Liabilities
Payable for investments purchased	249,655
Custodian and accounting fees payable	47,410
Payable for Fund shares reacquired	42,799
Audit fee payable	20,402
Accrued expenses and other liabilities	11,703
Affiliated transfer agent fee payable	2,077
Distribution fee payable	743
Affiliated shareholder servicing fees payable	592

Total Liabilities	375,381

Net Assets	$43,521,915

Net assets were comprised of:
Shares of beneficial interest, at par	$3,918
Paid-in capital in excess of par	41,909,334
Total distributable earnings (loss)	1,608,663

Net assets, July 31, 2019	$43,521,915

See Notes to Financial Statements.

88

Class R1
Net asset value, offering price and redemption price per share, ($11,534 ÷ 1,040 shares of beneficial interest issued and outstanding)	$11.09

Class R2
Net asset value, offering price and redemption price per share, ($3,445,629 ÷ 310,264 shares of beneficial interest issued and outstanding)	$11.11

Class R3
Net asset value, offering price and redemption price per share, ($1,072,264 ÷ 96,383 shares of beneficial interest issued and outstanding)	$11.13

Class R4
Net asset value, offering price and redemption price per share, ($11,693 ÷ 1,050 shares of beneficial interest issued and outstanding)	$11.13

Class R5
Net asset value, offering price and redemption price per share, ($3,962,465 ÷ 355,743 shares of beneficial interest issued and outstanding)	$11.14

Class R6
Net asset value, offering price and redemption price per share, ($35,018,330 ÷ 3,153,122 shares of beneficial interest issued and outstanding)	$11.11

See Notes to Financial Statements.

Prudential Day One Funds	89

Prudential Day One 2020 Fund

Statement of Operations

Year Ended July 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$943,961

Expenses
Management fee	7,492
Distribution fee(a)	7,260
Shareholder servicing fees (including affiliated expense of $3,444)(a)	3,559
Custodian and accounting fees	117,874
Registration fees(a)	69,000
Audit fee	20,402
Legal fees and expenses	17,353
Transfer agent’s fees and expenses (including affiliated expense of $12,013)(a)	12,694
Trustees’ fees	11,510
Shareholders’ reports	10,364
Miscellaneous	14,056

Total expenses	291,564
Less: Fee waiver and/or expense reimbursement(a)	(274,525)

Net expenses	17,039

Net investment income (loss)	926,922

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(802,876)
Net capital gain distributions received	1,053,090

250,214

Net change in unrealized appreciation (depreciation) on investments	716,872

Net gain (loss) on investment transactions	967,086

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,894,008

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	55	6,139	1,066	—	—	—
Shareholder servicing fees	—	2,456	1,066	37	—	—
Registration fees	11,500	11,500	11,500	11,500	11,500	11,500
Transfer agent’s fees and expenses	40	3,872	1,814	119	5,904	945
Fee waiver and/or expense reimbursement	(11,574)	(25,127)	(17,567)	(11,772)	(32,486)	(175,999)

See Notes to Financial Statements.

90

Prudential Day One 2020 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2019	2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$926,922	$465,939
Net realized gain (loss) on investment transactions	(802,876)	(119,090)
Net capital gain distributions received	1,053,090	396,521
Net change in unrealized appreciation (depreciation) on investments	716,872	332,048

Net increase (decrease) in net assets resulting from operations	1,894,008	1,075,418

Dividends and Distributions
Distributions from distributable earnings*
Class R1	(309)	—
Class R2	(73,312)	—
Class R3	(39,719)	—
Class R4	(2,046)	—
Class R5	(131,171)	—
Class R6	(1,057,196)	—

	(1,303,753)	—

Dividends from net investment income*
Class R1		(86)
Class R2		(315)
Class R3		(9,100)
Class R4		(2,476)
Class R5		(152)
Class R6		(246,578)

	*	(258,707)

Distributions from net realized gains*
Class R1		(8)
Class R2		(22)
Class R3		(556)
Class R4		(139)
Class R5		(8)
Class R6		(11,492)

	*	(12,225)

See Notes to Financial Statements.

Prudential Day One Funds	91

Prudential Day One 2020 Fund

Statements of Changes in Net Assets (continued)

	Year Ended July 31,

	2019		2018
Fund share transactions
Net proceeds from shares sold		$20,455,132	$23,677,446
Net asset value of shares issued in reinvestment of dividends and distributions		1,303,753	270,932
Cost of shares reacquired		(8,918,999)	(7,248,986)

Net increase (decrease) in net assets from Fund share transactions		12,839,886	16,699,392

Total increase (decrease)		13,430,141	17,503,878

Net Assets:
Beginning of year		30,091,774	12,587,896

End of year(a)		$43,521,915	$30,091,774

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$265,589

*	For the year ended July 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

92

Prudential Day One 2025 Fund

Schedule of Investments

as of July 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 92.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	444,951	$4,502,908
PGIM Global Real Estate Fund (Class R6)	115,703	2,965,474
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	41,683	492,281
PGIM QMA Commodity Strategies Fund (Class R6)	263,867	2,490,905
PGIM QMA International Developed Markets Index Fund (Class R6)	382,373	4,446,994
PGIM QMA Large-Cap Core Equity Fund (Class R6)	608,019	9,369,575
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	90,983	986,256
PGIM QMA US Broad Market Index Fund (Class R6)	326,344	4,438,279
PGIM TIPS Fund (Class R6)	1,015,438	10,022,369
PGIM Total Return Bond Fund (Class R6)	441,376	6,519,125

TOTAL LONG-TERM INVESTMENTS (cost $44,654,511)		46,234,166

SHORT-TERM INVESTMENT 7.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,568,123)(w)	3,568,123	3,568,123

TOTAL INVESTMENTS 100.1% (cost $48,222,634)		49,802,289
Liabilities in excess of other assets (0.1)%		(37,898)

NET ASSETS 100.0%		$49,764,391

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	93

Prudential Day One 2025 Fund

Schedule of Investments (continued)

as of July 31, 2019

The following is a summary of the inputs used as of July 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$49,802,289	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows (unaudited):

TIPS	20.1%
Large Cap	18.8
Total Return Bond	13.1
Core Bond	9.1
International Developed Markets	8.9
Broad Market	8.9
Short Term	7.2
Real Estate	6.0
Commodity	5.0
Mid Cap	2.0%
Small Cap	1.0

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

94

Prudential Day One 2025 Fund

Statement of Assets & Liabilities

as of July 31, 2019

Assets
Affiliated investments (cost $48,222,634)	$49,802,289
Receivable for investments sold	347,057
Due from Manager	16,011
Receivable for Fund shares sold	10,858

Total Assets	50,176,215

Liabilities
Payable for investments purchased	322,985
Custodian and accounting fees payable	47,411
Accrued expenses and other liabilities	32,350
Payable for Fund shares reacquired	4,804
Affiliated transfer agent fee payable	2,080
Affiliated shareholder servicing fees payable	1,226
Distribution fee payable	968

Total Liabilities	411,824

Net Assets	$49,764,391

Net assets were comprised of:
Shares of beneficial interest, at par	$4,447
Paid-in capital in excess of par	47,820,602
Total distributable earnings (loss)	1,939,342

Net assets, July 31, 2019	$49,764,391

See Notes to Financial Statements.

Prudential Day One Funds	95

Prudential Day One 2025 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2019

Class R1
Net asset value, offering price and redemption price per share, ($671,388 ÷ 60,280 shares of beneficial interest issued and outstanding)	$11.14

Class R2
Net asset value, offering price and redemption price per share, ($117,373 ÷ 10,523 shares of beneficial interest issued and outstanding)	$11.15

Class R3
Net asset value, offering price and redemption price per share, ($7,737,072 ÷ 692,931 shares of beneficial interest issued and outstanding)	$11.17

Class R4
Net asset value, offering price and redemption price per share, ($11,824 ÷ 1,059 shares of beneficial interest issued and outstanding)	$11.17

Class R5
Net asset value, offering price and redemption price per share, ($295,048 ÷ 26,407 shares of beneficial interest issued and outstanding)	$11.17

Class R6
Net asset value, offering price and redemption price per share, ($40,931,686 ÷ 3,656,297 shares of beneficial interest issued and outstanding)	$11.19

See Notes to Financial Statements.

96

Prudential Day One 2025 Fund

Statement of Operations

Year Ended July 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$1,065,097

Expenses
Management fee	8,514
Distribution fee(a)	9,985
Shareholder servicing fees (including affiliated expense of $6,747)(a)	7,470
Custodian and accounting fees	117,909
Registration fees(a)	68,610
Audit fee	20,402
Legal fees and expenses	17,380
Transfer agent’s fees and expenses (including affiliated expense of $11,551)(a)	12,640
Trustees’ fees	11,607
Shareholders’ reports	11,307
Miscellaneous	14,037

Total expenses	299,861
Less: Fee waiver and/or expense reimbursement(a)	(274,765)

Net expenses	25,096

Net investment income (loss)	1,040,001

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(1,132,568)
Net capital gain distributions received	1,461,984

329,416

Net change in unrealized appreciation (depreciation) on investments	839,486

Net gain (loss) on investment transactions	1,168,902

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,208,903

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	3,127	97	6,761	—	—	—
Shareholder servicing fees	625	39	6,761	45	—	—
Registration fees	11,435	11,435	11,435	11,435	11,435	11,435
Transfer agent’s fees and expenses	654	328	10,306	124	177	1,051
Fee waiver and/or expense reimbursement	(14,204)	(11,888)	(44,407)	(11,730)	(11,842)	(180,694)

See Notes to Financial Statements.

Prudential Day One Funds	97

Prudential Day One 2025 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2019	2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,040,001	$568,650
Net realized gain (loss) on investment transactions	(1,132,568)	(130,872)
Net capital gain distributions received	1,461,984	695,392
Net change in unrealized appreciation (depreciation) on investments	839,486	522,080

Net increase (decrease) in net assets resulting from operations	2,208,903	1,655,250

Dividends and Distributions
Distributions from distributable earnings*
Class R1	(21,333)	—
Class R2	(676)	—
Class R3	(256,516)	—
Class R4	(1,775)	—
Class R5	(2,238)	—
Class R6	(1,479,753)	—

	(1,762,291)	—

Dividends from net investment income*
Class R1		(5,622)
Class R2		(333)
Class R3		(56,820)
Class R4		(1,397)
Class R5		(255)
Class R6		(330,455)

	*	(394,882)

Distributions from net realized gains*
Class R1		(171)
Class R2		(8)
Class R3		(1,179)
Class R4		(27)
Class R5		(4)
Class R6		(5,354)

	*	(6,743)

See Notes to Financial Statements.

98

	Year Ended July 31,

	2019		2018
Fund share transactions
Net proceeds from shares sold		$25,275,277	$21,103,109
Net asset value of shares issued in reinvestment of dividends and distributions		1,762,291	401,625
Cost of shares reacquired		(10,309,438)	(8,205,921)

Net increase (decrease) in net assets from Fund share transactions		16,728,130	13,298,813

Total increase (decrease)		17,174,742	14,552,438

Net Assets:
Beginning of year		32,589,649	18,037,211

End of year(a)		$49,764,391	$32,589,649

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$257,832

*	For the year ended July 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

Prudential Day One Funds	99

Prudential Day One 2030 Fund

Schedule of Investments

as of July 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 94.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	308,927	$3,126,340
PGIM Global Real Estate Fund (Class R6)	103,285	2,647,207
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	37,210	439,450
PGIM QMA Commodity Strategies Fund (Class R6)	188,435	1,778,830
PGIM QMA Emerging Markets Equity Fund (Class R6)	39,581	441,327
PGIM QMA International Developed Markets Index Fund (Class R6)	417,188	4,851,897
PGIM QMA Large-Cap Core Equity Fund (Class R6)	742,732	11,445,508
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	121,828	1,320,616
PGIM QMA US Broad Market Index Fund (Class R6)	420,796	5,722,830
PGIM TIPS Fund (Class R6)	543,866	5,367,956
PGIM Total Return Bond Fund (Class R6)	333,384	4,924,079

TOTAL LONG-TERM INVESTMENTS (cost $40,666,267)		42,066,040

SHORT-TERM INVESTMENT 5.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,297,551)	2,297,551	2,297,551

TOTAL INVESTMENTS 100.1% (cost $42,963,818)(w)		44,363,591
Liabilities in excess of other assets (0.1)%		(36,427)

NET ASSETS 100.0%		$44,327,164

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

100

The following is a summary of the inputs used as of July 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$44,363,591	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows (unaudited):

Large Cap	25.8%
Broad Market	12.9
TIPS	12.1
Total Return Bond	11.1
International Developed Markets	10.9
Core Bond	7.1
Real Estate	6.0
Short Term	5.2
Commodity	4.0
Mid Cap	3.0%
Emerging Markets	1.0
Small Cap	1.0

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

Prudential Day One Funds	101

Prudential Day One 2030 Fund

Statement of Assets & Liabilities

as of July 31, 2019

Assets
Affiliated investments (cost $42,963,818)	$44,363,591
Receivable for investments sold	400,900
Receivable for Fund shares sold	18,505
Due from Manager	15,438

Total Assets	44,798,434

Liabilities
Payable for investments purchased	324,881
Payable for Fund shares reacquired	62,926
Custodian and accounting fees payable	47,240
Accrued expenses and other liabilities	32,488
Affiliated transfer agent fee payable	2,067
Distribution fee payable	876
Affiliated shareholder servicing fees payable	792

Total Liabilities	471,270

Net Assets	$44,327,164

Net assets were comprised of:
Shares of beneficial interest, at par	$3,856
Paid-in capital in excess of par	42,425,714
Total distributable earnings (loss)	1,897,594

Net assets, July 31, 2019	$44,327,164

See Notes to Financial Statements.

102

Class R1
Net asset value, offering price and redemption price per share, ($33,261 ÷ 2,905 shares of beneficial interest issued and outstanding)	$11.45

Class R2
Net asset value, offering price and redemption price per share, ($3,403,560 ÷ 296,729 shares of beneficial interest issued and outstanding)	$11.47

Class R3
Net asset value, offering price and redemption price per share, ($1,349,457 ÷ 117,655 shares of beneficial interest issued and outstanding)	$11.47

Class R4
Net asset value, offering price and redemption price per share, ($12,159 ÷ 1,061 shares of beneficial interest issued and outstanding)	$11.46

Class R5
Net asset value, offering price and redemption price per share, ($3,011,580 ÷ 262,279 shares of beneficial interest issued and outstanding)	$11.48

Class R6
Net asset value, offering price and redemption price per share, ($36,517,147 ÷ 3,175,336 shares of beneficial interest issued and outstanding)	$11.50

See Notes to Financial Statements.

Prudential Day One Funds	103

Prudential Day One 2030 Fund

Statement of Operations

Year Ended July 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$848,360

Expenses
Management fee	7,466
Distribution fee(a)	9,040
Shareholder servicing fees (including affiliated expense of $4,614)(a)	4,680
Custodian and accounting fees	117,715
Registration fees(a)	68,778
Audit fee	20,402
Legal fees and expenses	17,350
Transfer agent’s fees and expenses (including affiliated expense of $12,077)(a)	13,071
Trustees’ fees	11,470
Shareholders’ reports	10,885
Miscellaneous	14,031

Total expenses	294,888
Less: Fee waiver and/or expense reimbursement(a)	(272,521)

Net expenses	22,367

Net investment income (loss)	825,993

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(1,003,425)
Net capital gain distributions received	1,638,567

635,142

Net change in unrealized appreciation (depreciation) on investments	377,913

Net gain (loss) on investment transactions	1,013,055

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,839,048

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	149	7,873	1,018	—	—	—
Shareholder servicing fees	30	3,149	1,019	482	—	—
Registration fees	11,463	11,463	11,463	11,463	11,463	11,463
Transfer agent’s fees and expenses	129	4,975	1,745	1,106	4,199	917
Fee waiver and/or expense reimbursement	(11,708)	(28,801)	(17,168)	(14,708)	(26,691)	(173,445)

See Notes to Financial Statements.

104

Prudential Day One 2030 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2019	2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$825,993	$345,210
Net realized gain (loss) on investment transactions	(1,003,425)	(134,469)
Net capital gain distributions received	1,638,567	581,138
Net change in unrealized appreciation (depreciation) on investments	377,913	797,100

Net increase (decrease) in net assets resulting from operations	1,839,048	1,588,979

Dividends and Distributions
Distributions from distributable earnings*
Class R1	(1,022)	—
Class R2	(115,451)	—
Class R3	(35,737)	—
Class R4	(28,267)	—
Class R5	(111,145)	—
Class R6	(1,208,259)	—

	(1,499,881)	—

Dividends from net investment income*
Class R1		(147)
Class R2		(1,420)
Class R3		(7,053)
Class R4		(14,481)
Class R5		(2,115)
Class R6		(239,010)

	*	(264,226)

Distributions from net realized gains*
Class R1		(5)
Class R2		(39)
Class R3		(175)
Class R4		(332)
Class R5		(46)
Class R6		(4,691)

	*	(5,288)

See Notes to Financial Statements.

Prudential Day One Funds	105

Prudential Day One 2030 Fund

Statements of Changes in Net Assets (continued)

	Year Ended July 31,

	2019		2018
Fund share transactions
Net proceeds from shares sold		$22,859,015	$23,458,936
Net asset value of shares issued in reinvestment of dividends and distributions		1,499,881	269,515
Cost of shares reacquired		(9,672,196)	(6,078,246)

Net increase (decrease) in net assets from Fund share transactions		14,686,700	17,650,205

Total increase (decrease)		15,025,867	18,969,670

Net Assets:
Beginning of year		29,301,297	10,331,627

End of year(a)		$44,327,164	$29,301,297

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$151,620

*	For the year ended July 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

106

Prudential Day One 2035 Fund

Schedule of Investments

as of July 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 97.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	154,882	$1,567,404
PGIM Global Real Estate Fund (Class R6)	60,415	1,548,433
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	52,237	616,924
PGIM QMA Commodity Strategies Fund (Class R6)	132,262	1,248,557
PGIM QMA Emerging Markets Equity Fund (Class R6)	83,347	929,323
PGIM QMA International Developed Markets Index Fund (Class R6)	346,074	4,024,836
PGIM QMA Large-Cap Core Equity Fund (Class R6)	581,495	8,960,835
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	114,019	1,235,963
PGIM QMA US Broad Market Index Fund (Class R6)	363,528	4,943,975
PGIM TIPS Fund (Class R6)	254,491	2,511,828
PGIM Total Return Bond Fund (Class R6)	191,454	2,827,782

TOTAL LONG-TERM INVESTMENTS (cost $29,533,597)		30,415,860

SHORT-TERM INVESTMENT 2.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $705,908)	705,908	705,908

TOTAL INVESTMENTS 100.2% (cost $30,239,505)(w)		31,121,768
Liabilities in excess of other assets (0.2)%		(56,131)

NET ASSETS 100.0%		$31,065,637

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	107

Prudential Day One 2035 Fund

Schedule of Investments (continued)

as of July 31, 2019

The following is a summary of the inputs used as of July 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$31,121,768	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows (unaudited):

Large Cap	28.8%
Broad Market	15.9
International Developed Markets	13.0
Total Return Bond	9.1
TIPS	8.1
Core Bond	5.0
Real Estate	5.0
Commodity	4.0
Mid Cap	4.0
Emerging Markets	3.0%
Short Term	2.3
Small Cap	2.0

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

108

Prudential Day One 2035 Fund

Statement of Assets & Liabilities

as of July 31, 2019

Assets
Affiliated investments (cost $30,239,505)	$31,121,768
Receivable for investments sold	267,768
Receivable for Fund shares sold	20,228
Due from Manager	15,848

Total Assets	31,425,612

Liabilities
Payable for investments purchased	276,263
Custodian and accounting fees payable	47,471
Audit fee payable	20,402
Accrued expenses and other liabilities	11,846
Affiliated transfer agent fee payable	1,799
Affiliated shareholder servicing fees payable	1,044
Distribution fee payable	616
Payable for Fund shares reacquired	534

Total Liabilities	359,975

Net Assets	$31,065,637

Net assets were comprised of:
Shares of beneficial interest, at par	$2,711
Paid-in capital in excess of par	29,972,607
Total distributable earnings (loss)	1,090,319

Net assets, July 31, 2019	$31,065,637

See Notes to Financial Statements.

Prudential Day One Funds	109

Prudential Day One 2035 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2019

Class R1
Net asset value, offering price and redemption price per share, ($23,598 ÷ 2,067 shares of beneficial interest issued and outstanding)	$11.42

Class R2
Net asset value, offering price and redemption price per share, ($352,610 ÷ 30,857 shares of beneficial interest issued and outstanding)	$11.43

Class R3
Net asset value, offering price and redemption price per share, ($6,270,958 ÷ 547,836 shares of beneficial interest issued and outstanding)	$11.45

Class R4
Net asset value, offering price and redemption price per share, ($12,300 ÷ 1,073 shares of beneficial interest issued and outstanding)	$11.46

Class R5
Net asset value, offering price and redemption price per share, ($94,559 ÷ 8,257 shares of beneficial interest issued and outstanding)	$11.45

Class R6
Net asset value, offering price and redemption price per share, ($24,311,612 ÷ 2,120,914 shares of beneficial interest issued and outstanding)	$11.46

See Notes to Financial Statements.

110

Prudential Day One 2035 Fund

Statement of Operations

Year Ended July 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$557,730

Expenses
Management fee	5,267
Distribution fee(a)	6,783
Shareholder servicing fees (including affiliated expense of $6,129)(a)	6,234
Custodian and accounting fees	117,916
Registration fees(a)	68,268
Audit fee	20,402
Legal fees and expenses	17,340
Transfer agent’s fees and expenses (including affiliated expense of $10,575)(a)	11,912
Trustees’ fees	11,454
Shareholders’ reports	11,217
Miscellaneous	14,017

Total expenses	290,810
Less: Fee waiver and/or expense reimbursement(a)	(277,273)

Net expenses	13,537

Net investment income (loss)	544,193

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(858,238)
Net capital gain distributions received	1,253,358

395,120

Net change in unrealized appreciation (depreciation) on investments	83,693

Net gain (loss) on investment transactions	478,813

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,023,006

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	83	849	5,851	—	—	—
Shareholder servicing fees	16	340	5,850	28	—	—
Registration fees	11,378	11,378	11,378	11,378	11,378	11,378
Transfer agent’s fees and expenses	108	1,319	9,092	102	303	988
Fee waiver and/or expense reimbursement	(11,588)	(14,881)	(57,935)	(11,670)	(12,117)	(169,082)

See Notes to Financial Statements.

Prudential Day One Funds	111

Prudential Day One 2035 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2019	2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$544,193	$287,248
Net realized gain (loss) on investment transactions	(858,238)	(106,866)
Net capital gain distributions received	1,253,358	645,426
Net change in unrealized appreciation (depreciation) on investments	83,693	632,290

Net increase (decrease) in net assets resulting from operations	1,023,006	1,458,098

Dividends and Distributions
Distributions from distributable earnings*
Class R1	(504)	—
Class R2	(15,170)	—
Class R3	(278,108)	—
Class R4	(2,341)	—
Class R5	(3,726)	—
Class R6	(955,310)	—

	(1,255,159)	—

Dividends from net investment income*
Class R1		(146)
Class R2		(182)
Class R3		(77,919)
Class R4		(746)
Class R5		(214)
Class R6		(228,561)

	*	(307,768)

Distributions from net realized gains*
Class R1		(3)
Class R2		(3)
Class R3		(1,161)
Class R4		(10)
Class R5		(3)
Class R6		(2,797)

	*	(3,977)

See Notes to Financial Statements.

112

	Year Ended July 31,

	2019		2018
Fund share transactions
Net proceeds from shares sold		$15,152,438	$12,790,604
Net asset value of shares issued in reinvestment of dividends and distributions		1,255,159	311,745
Cost of shares reacquired		(6,504,219)	(3,878,913)

Net increase (decrease) in net assets from Fund share transactions		9,903,378	9,223,436

Total increase (decrease)		9,671,225	10,369,789

Net Assets:
Beginning of year		21,394,412	11,024,623

End of year(a)		$31,065,637	$21,394,412

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$78,487

*	For the year ended July 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

Prudential Day One Funds	113

Prudential Day One 2040 Fund

Schedule of Investments

as of July 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 98.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	110,777	$1,121,064
PGIM Global Real Estate Fund (Class R6)	54,016	1,384,424
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	70,057	827,376
PGIM QMA Commodity Strategies Fund (Class R6)	118,253	1,116,304
PGIM QMA Emerging Markets Equity Fund (Class R6)	99,359	1,107,852
PGIM QMA International Developed Markets Index Fund (Class R6)	357,021	4,152,148
PGIM QMA Large-Cap Core Equity Fund (Class R6)	519,907	8,011,761
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	152,914	1,657,584
PGIM QMA US Broad Market Index Fund (Class R6)	325,025	4,420,340
PGIM TIPS Fund (Class R6)	142,203	1,403,541
PGIM Total Return Bond Fund (Class R6)	152,149	2,247,236

TOTAL LONG-TERM INVESTMENTS (cost $26,667,044)		27,449,630

SHORT-TERM INVESTMENT 1.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $361,557)	361,557	361,557

TOTAL INVESTMENTS 100.2% (cost $27,028,601)(w)		27,811,187
Liabilities in excess of other assets (0.2)%		(59,933)

NET ASSETS 100.0%		$27,751,254

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

114

The following is a summary of the inputs used as of July 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$27,811,187	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows (unaudited):

Large Cap	28.9%
Broad Market	15.9
International Developed Markets	15.0
Total Return Bond	8.1
Mid Cap	6.0
TIPS	5.0
Real Estate	5.0
Core Bond	4.0
Commodity	4.0
Emerging Markets	4.0%
Small Cap	3.0
Short Term	1.3

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

Prudential Day One Funds	115

Prudential Day One 2040 Fund

Statement of Assets & Liabilities

as of July 31, 2019

Assets
Affiliated investments (cost $27,028,601)	$27,811,187
Receivable for investments sold	241,930
Receivable for Fund shares sold	29,739
Due from Manager	17,227

Total Assets	28,100,083

Liabilities
Payable for investments purchased	263,494
Custodian and accounting fees payable	47,399
Audit fee payable	20,402
Accrued expenses and other liabilities	11,511
Affiliated transfer agent fee payable	2,475
Payable for Fund shares reacquired	2,364
Distribution fee payable	627
Affiliated shareholder servicing fees payable	557

Total Liabilities	348,829

Net Assets	$27,751,254

Net assets were comprised of:
Shares of beneficial interest, at par	$2,381
Paid-in capital in excess of par	26,538,884
Total distributable earnings (loss)	1,209,989

Net assets, July 31, 2019	$27,751,254

See Notes to Financial Statements.

116

Class R1
Net asset value, offering price and redemption price per share , ($15,904 ÷ 1,370 shares of beneficial interest issued and outstanding)	$11.61

Class R2
Net asset value, offering price and redemption price per share , ($2,424,195 ÷ 208,529 shares of beneficial interest issued and outstanding)	$11.63

Class R3
Net asset value, offering price and redemption price per share , ($1,490,663 ÷ 128,067 shares of beneficial interest issued and outstanding)	$11.64

Class R4
Net asset value, offering price and redemption price per share , ($12,445 ÷ 1,068 shares of beneficial interest issued and outstanding)	$11.65

Class R5
Net asset value, offering price and redemption price per share , ($6,055,844 ÷ 519,645 shares of beneficial interest issued and outstanding)	$11.65

Class R6
Net asset value, offering price and redemption price per share , ($17,752,203 ÷ 1,521,847 shares of beneficial interest issued and outstanding)	$11.66

See Notes to Financial Statements.

Prudential Day One Funds	117

Prudential Day One 2040 Fund

Statement of Operations

Year Ended July 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$463,180

Expenses
Management fee	4,709
Distribution fee(a)	5,208
Shareholder servicing fees (including affiliated expense of $2,585)(a)	2,653
Custodian and accounting fees	117,902
Registration fees(a)	68,268
Audit fee	20,402
Legal fees and expenses	17,331
Transfer agent’s fees and expenses (including affiliated expense of $13,759)(a)	14,145
Trustees’ fees	11,404
Shareholders’ reports	10,477
Miscellaneous	14,016

Total expenses	286,515
Less: Fee waiver and/or expense reimbursement(a)	(277,721)

Net expenses	8,794

Net investment income (loss)	454,386

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(526,698)
Net capital gain distributions received	1,147,991

621,293

Net change in unrealized appreciation (depreciation) on investments	(127,583)

Net gain (loss) on investment transactions	493,710

Net Increase (Decrease) In Net Assets Resulting From Operations	$948,096

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	70	4,223	915	—	—	—
Shareholder servicing fees	14	1,689	915	35	—	—
Registration fees	11,378	11,378	11,378	11,378	11,378	11,378
Transfer agent’s fees and expenses	78	2,808	1,520	79	8,743	917
Fee waiver and/or expense reimbursement	(11,560)	(26,514)	(19,524)	(11,729)	(63,098)	(145,296)

See Notes to Financial Statements.

118

Prudential Day One 2040 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2019	2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$454,386	$187,898
Net realized gain (loss) on investment transactions	(526,698)	(78,025)
Net capital gain distributions received	1,147,991	391,795
Net change in unrealized appreciation (depreciation) on investments	(127,583)	729,367

Net increase (decrease) in net assets resulting from operations	948,096	1,231,035

Dividends and Distributions
Distributions from distributable earnings*
Class R1	(501)	—
Class R2	(59,712)	—
Class R3	(29,211)	—
Class R4	(1,838)	—
Class R5	(246,402)	—
Class R6	(617,891)	—

	(955,555)	—

Dividends from net investment income*
Class R1		(156)
Class R2		(229)
Class R3		(4,597)
Class R4		(2,380)
Class R5		(229)
Class R6		(190,806)

	*	(198,397)

Distributions from net realized gains*
Class R1		(11)
Class R2		(14)
Class R3		(258)
Class R4		(126)
Class R5		(11)
Class R6		(8,863)

	*	(9,283)

See Notes to Financial Statements.

Prudential Day One Funds	119

Prudential Day One 2040 Fund

Statements of Changes in Net Assets (continued)

	Year Ended July 31,

	2019		2018
Fund share transactions
Net proceeds from shares sold		$10,251,967	$16,085,787
Net asset value of shares issued in reinvestment of dividends and distributions		955,555	207,681
Cost of shares reacquired		(3,942,783)	(2,675,851)

Net increase (decrease) in net assets from Fund share transactions		7,264,739	13,617,617

Total increase (decrease)		7,257,280	14,640,972

Net Assets:
Beginning of year		20,493,974	5,853,002

End of year(a)		$27,751,254	$20,493,974

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$60,006

*	For the year ended July 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

120

Prudential Day One 2045 Fund

Schedule of Investments

as of July 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	52,596	$532,276
PGIM Global Real Estate Fund (Class R6)	34,195	876,411
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	44,350	523,769
PGIM QMA Commodity Strategies Fund (Class R6)	56,145	530,010
PGIM QMA Emerging Markets Equity Fund (Class R6)	78,624	876,657
PGIM QMA International Developed Markets Index Fund (Class R6)	271,214	3,154,221
PGIM QMA Large-Cap Core Equity Fund (Class R6)	329,126	5,071,837
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	112,935	1,224,221
PGIM QMA US Broad Market Index Fund (Class R6)	218,617	2,973,185
PGIM TIPS Fund (Class R6)	36,009	355,411
PGIM Total Return Bond Fund (Class R6)	96,320	1,422,640

TOTAL LONG-TERM INVESTMENTS (cost $17,061,723)		17,540,638

SHORT-TERM INVESTMENT 0.4%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $73,551)	73,551	73,551

TOTAL INVESTMENTS 100.3% (cost $17,135,274)(w)		17,614,189
Liabilities in excess of other assets (0.3)%		(59,457)

NET ASSETS 100.0%		$17,554,732

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	121

Prudential Day One 2045 Fund

Schedule of Investments (continued)

as of July 31, 2019

The following is a summary of the inputs used as of July 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$17,614,189	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows (unaudited):

Large Cap	28.9%
International Developed Markets	18.0
Broad Market	16.9
Total Return Bond	8.1
Mid Cap	7.0
Emerging Markets	5.0
Real Estate	5.0
Core Bond	3.0
Commodity	3.0
Small Cap	3.0%
TIPS	2.0
Short Term	0.4

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

122

Prudential Day One 2045 Fund

Statement of Assets & Liabilities

as of July 31, 2019

Assets
Affiliated investments (cost $17,135,274)	$17,614,189
Receivable for investments sold	159,592
Due from Manager	18,015
Receivable for Fund shares sold	10,348

Total Assets	17,802,144

Liabilities
Payable for investments purchased	160,730
Custodian and accounting fees payable	47,600
Audit fee payable	20,402
Accrued expenses and other liabilities	12,147
Payable for Fund shares reacquired	2,609
Affiliated transfer agent fee payable	2,041
Affiliated shareholder servicing fees payable	1,205
Distribution fee payable	678

Total Liabilities	247,412

Net Assets	$17,554,732

Net assets were comprised of:
Shares of beneficial interest, at par	$1,524
Paid-in capital in excess of par	16,895,384
Total distributable earnings (loss)	657,824

Net assets, July 31, 2019	$17,554,732

See Notes to Financial Statements.

Prudential Day One Funds	123

Prudential Day One 2045 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2019

Class R1
Net asset value, offering price and redemption price per share, ($13,055 ÷ 1,138 shares of beneficial interest issued and outstanding)	$11.47

Class R2
Net asset value, offering price and redemption price per share, ($97,716 ÷ 8,502 shares of beneficial interest issued and outstanding)	$11.49

Class R3
Net asset value, offering price and redemption price per share, ($7,638,704 ÷ 664,420 shares of beneficial interest issued and outstanding)	$11.50

Class R4
Net asset value, offering price and redemption price per share, ($30,681 ÷ 2,667 shares of beneficial interest issued and outstanding)	$11.50

Class R5
Net asset value, offering price and redemption price per share, ($173,632 ÷ 15,080 shares of beneficial interest issued and outstanding)	$11.51

Class R6
Net asset value, offering price and redemption price per share, ($9,600,944 ÷ 832,498 shares of beneficial interest issued and outstanding)	$11.53

See Notes to Financial Statements.

124

Prudential Day One 2045 Fund

Statement of Operations

Year Ended July 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$290,800

Expenses
Management fee	3,055
Distribution fee(a)	6,864
Shareholder servicing fees (including affiliated expense of $6,770)(a)	6,943
Custodian and accounting fees	118,194
Registration fees(a)	68,268
Audit fee	20,402
Legal fees and expenses	17,311
Transfer agent’s fees and expenses (including affiliated expense of $11,468)(a)	12,406
Trustees’ fees	11,333
Shareholders’ reports	11,192
Miscellaneous	14,006

Total expenses	289,974
Less: Fee waiver and/or expense reimbursement(a)	(274,517)

Net expenses	15,457

Net investment income (loss)	275,343

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(420,494)
Net capital gain distributions received	768,445

347,951

Net change in unrealized appreciation (depreciation) on investments	(101,765)

Net gain (loss) on investment transactions	246,186

Net Increase (Decrease) In Net Assets Resulting From Operations	$521,529

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	60	146	6,658	—	—	—
Shareholder servicing fees	11	58	6,657	217	—	—
Registration fees	11,378	11,378	11,378	11,378	11,378	11,378
Transfer agent’s fees and expenses	57	359	10,370	475	391	754
Fee waiver and/or expense reimbursement	(11,577)	(12,417)	(100,852)	(14,492)	(12,953)	(122,226)

See Notes to Financial Statements.

Prudential Day One Funds	125

Prudential Day One 2045 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2019	2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$275,343	$157,098
Net realized gain (loss) on investment transactions	(420,494)	(61,346)
Net capital gain distributions received	768,445	429,060
Net change in unrealized appreciation (depreciation) on investments	(101,765)	479,078

Net increase (decrease) in net assets resulting from operations	521,529	1,003,890

Dividends and Distributions
Distributions from distributable earnings*
Class R1	(553)	—
Class R2	(1,341)	—
Class R3	(314,504)	—
Class R4	(13,084)	—
Class R5	(4,282)	—
Class R6	(429,583)	—

	(763,347)	—

Dividends from net investment income*
Class R1		(177)
Class R2		(257)
Class R3		(89,711)
Class R4		(7,291)
Class R5		(284)
Class R6		(108,540)

	*	(206,260)

Distributions from net realized gains*
Class R1		(9)
Class R2		(11)
Class R3		(3,663)
Class R4		(281)
Class R5		(10)
Class R6		(3,724)

	*	(7,698)

See Notes to Financial Statements.

126

	Year Ended July 31,

	2019		2018
Fund share transactions
Net proceeds from shares sold		$6,940,190	$8,107,700
Net asset value of shares issued in reinvestment of dividends and distributions		763,347	213,958
Cost of shares reacquired		(3,511,127)	(3,051,456)

Net increase (decrease) in net assets from Fund share transactions		4,192,410	5,270,202

Total increase (decrease)		3,950,592	6,060,134

Net Assets:
Beginning of year		13,604,140	7,544,006

End of year(a)		$17,554,732	$13,604,140

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$24,373

*	For the year ended July 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

Prudential Day One Funds	127

Prudential Day One 2050 Fund

Schedule of Investments

as of July 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	21,927	$221,897
PGIM Global Real Estate Fund (Class R6)	21,384	548,061
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	36,978	436,716
PGIM QMA Commodity Strategies Fund (Class R6)	35,110	331,441
PGIM QMA Emerging Markets Equity Fund (Class R6)	59,000	657,853
PGIM QMA International Developed Markets Index Fund (Class R6)	179,024	2,082,052
PGIM QMA Large-Cap Core Equity Fund (Class R6)	198,721	3,062,294
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	80,713	874,925
PGIM QMA US Broad Market Index Fund (Class R6)	136,711	1,859,275
PGIM TIPS Fund (Class R6)	11,259	111,122
PGIM Total Return Bond Fund (Class R6)	52,702	778,403

TOTAL LONG-TERM INVESTMENTS (cost $10,640,545)		10,964,039

SHORT-TERM INVESTMENT 0.7%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $71,734)	71,734	71,734

TOTAL INVESTMENTS 100.6% (cost $10,712,279)(w)		11,035,773
Liabilities in excess of other assets (0.6)%		(62,907)

NET ASSETS 100.0%		$10,972,866

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

128

The following is a summary of the inputs used as of July 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$11,035,773	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows (unaudited):

Large Cap	27.9%
International Developed Markets	19.0
Broad Market	16.9
Mid Cap	8.0
Total Return Bond	7.1
Emerging Markets	6.0
Real Estate	5.0
Small Cap	4.0
Commodity	3.0
Core Bond	2.0%
TIPS	1.0
Short Term	0.7

100.6
Liabilities in excess of other assets	(0.6)

100.0%

See Notes to Financial Statements.

Prudential Day One Funds	129

Prudential Day One 2050 Fund

Statement of Assets & Liabilities

as of July 31, 2019

Assets
Affiliated investments (cost $10,712,279)	$11,035,773
Receivable for investments sold	102,020
Due from Manager	17,421
Receivable for Fund shares sold	390

Total Assets	11,155,604

Liabilities
Payable for investments purchased	96,811
Custodian and accounting fees payable	47,491
Audit fee payable	20,402
Accrued expenses and other liabilities	11,718
Payable for Fund shares reacquired	4,324
Affiliated transfer agent fee payable	1,010
Distribution fee payable	552
Affiliated shareholder servicing fees payable	430

Total Liabilities	182,738

Net Assets	$10,972,866

Net assets were comprised of:
Shares of beneficial interest, at par	$944
Paid-in capital in excess of par	10,588,103
Total distributable earnings (loss)	383,819

Net assets, July 31, 2019	$10,972,866

See Notes to Financial Statements.

130

Class R1
Net asset value, offering price and redemption price per share, ($166,388 ÷ 14,360 shares of beneficial interest issued and outstanding)	$11.59

Class R2
Net asset value, offering price and redemption price per share, ($1,950,870 ÷ 168,265 shares of beneficial interest issued and outstanding)	$11.59

Class R3
Net asset value, offering price and redemption price per share, ($1,073,820 ÷ 92,513 shares of beneficial interest issued and outstanding)	$11.61

Class R4
Net asset value, offering price and redemption price per share, ($12,454 ÷ 1,074 shares of beneficial interest issued and outstanding)	$11.59

Class R5
Net asset value, offering price and redemption price per share, ($732,077 ÷ 63,011 shares of beneficial interest issued and outstanding)	$11.62

Class R6
Net asset value, offering price and redemption price per share, ($7,037,257 ÷ 604,499 shares of beneficial interest issued and outstanding)	$11.64

See Notes to Financial Statements.

Prudential Day One Funds	131

Prudential Day One 2050 Fund

Statement of Operations

Year Ended July 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$144,989

Expenses
Management fee	1,628
Distribution fee(a)	4,751
Shareholder servicing fees (including affiliated expense of $2,013)(a)	2,215
Custodian and accounting fees	118,030
Registration fees(a)	68,268
Audit fee	20,402
Legal fees and expenses	17,308
Trustees’ fees	11,313
Shareholders’ reports	10,466
Transfer agent’s fees and expenses (including affiliated expense of $5,099)(a)	5,763
Miscellaneous	13,998

Total expenses	274,142
Less: Fee waiver and/or expense reimbursement(a)	(268,842)

Net expenses	5,300

Net investment income (loss)	139,689

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(249,769)
Net capital gain distributions received	382,816

133,047

Net change in unrealized appreciation (depreciation) on investments	32,598

Net gain (loss) on investment transactions	165,645

Net Increase (Decrease) In Net Assets Resulting From Operations	$305,334

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	726	3,370	655	—	—	—
Shareholder servicing fees	145	1,348	655	67	—	—
Registration fees	11,378	11,378	11,378	11,378	11,378	11,378
Transfer agent’s fees and expenses	241	2,449	1,211	141	1,082	639
Fee waiver and/or expense reimbursement	(15,018)	(44,805)	(27,178)	(13,292)	(26,654)	(141,895)

See Notes to Financial Statements.

132

Prudential Day One 2050 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2019	2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$139,689	$54,667
Net realized gain (loss) on investment transactions	(249,769)	(19,129)
Net capital gain distributions received	382,816	138,942
Net change in unrealized appreciation (depreciation) on investments	32,598	228,457

Net increase (decrease) in net assets resulting from operations	305,334	402,937

Dividends and Distributions
Distributions from distributable earnings*
Class R1	(5,279)	—
Class R2	(50,175)	—
Class R3	(20,972)	—
Class R4	(504)	—
Class R5	(25,567)	—
Class R6	(211,035)	—

	(313,532)	—

Dividends from net investment income*
Class R1		(1,853)
Class R2		(535)
Class R3		(2,293)
Class R4		(1,851)
Class R5		(250)
Class R6		(64,187)

	*	(70,969)

Distributions from net realized gains*
Class R1		(147)
Class R2		(36)
Class R3		(145)
Class R4		(111)
Class R5		(14)
Class R6		(3,419)

	*	(3,872)

See Notes to Financial Statements.

Prudential Day One Funds	133

Prudential Day One 2050 Fund

Statements of Changes in Net Assets (continued)

	Year Ended July 31,

	2019		2018
Fund share transactions
Net proceeds from shares sold		$6,485,384	$5,470,653
Net asset value of shares issued in reinvestment of dividends and distributions		313,532	74,841
Cost of shares reacquired		(1,892,738)	(2,023,608)

Net increase (decrease) in net assets from Fund share transactions		4,906,178	3,521,886

Total increase (decrease)		4,897,980	3,849,982

Net Assets:
Beginning of year		6,074,886	2,224,904

End of year(a)		$10,972,866	$6,074,886

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$10,142

*	For the year ended July 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

134

Prudential Day One 2055 Fund

Schedule of Investments

as of July 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Global Real Estate Fund (Class R6)	14,653	$375,545
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	31,673	374,061
PGIM QMA Commodity Strategies Fund (Class R6)	24,058	227,112
PGIM QMA Emerging Markets Equity Fund (Class R6)	53,905	601,042
PGIM QMA International Developed Markets Index Fund (Class R6)	135,586	1,576,863
PGIM QMA Large-Cap Core Equity Fund (Class R6)	131,305	2,023,417
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	62,220	674,464
PGIM QMA US Broad Market Index Fund (Class R6)	88,167	1,199,078
PGIM Total Return Bond Fund (Class R6)	30,955	457,208

TOTAL LONG-TERM INVESTMENTS (cost $7,333,579)		7,508,790

SHORT-TERM INVESTMENT 1.0%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $70,317)	70,317	70,317

TOTAL INVESTMENTS 100.9% (cost $7,403,896)(w)		7,579,107
Liabilities in excess of other assets (0.9)%		(64,277)

NET ASSETS 100.0%		$7,514,830

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	135

Prudential Day One 2055 Fund

Schedule of Investments (continued)

as of July 31, 2019

The following is a summary of the inputs used as of July 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$7,579,107	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows (unaudited):

Large Cap	26.9%
International Developed Markets	21.0
Broad Market	15.9
Mid Cap	9.0
Emerging Markets	8.0
Total Return Bond	6.1
Real Estate	5.0
Small Cap	5.0
Commodity	3.0%
Short Term	1.0

100.9
Liabilities in excess of other assets	(0.9)

100.0%

See Notes to Financial Statements.

136

Prudential Day One 2055 Fund

Statement of Assets & Liabilities

as of July 31, 2019

Assets
Affiliated investments (cost $7,403,896)	$7,579,107
Receivable for investments sold	70,903
Due from Manager	17,173
Receivable for Fund shares sold	7,455

Total Assets	7,674,638

Liabilities
Payable for investments purchased	73,110
Custodian and accounting fees payable	47,519
Audit fee payable	20,402
Accrued expenses and other liabilities	12,108
Payable for Fund shares reacquired	4,736
Affiliated transfer agent fee payable	1,022
Affiliated shareholder servicing fees payable	577
Distribution fee payable	334

Total Liabilities	159,808

Net Assets	$7,514,830

Net assets were comprised of:
Shares of beneficial interest, at par	$650
Paid-in capital in excess of par	7,299,377
Total distributable earnings (loss)	214,803

Net assets, July 31, 2019	$7,514,830

See Notes to Financial Statements.

Prudential Day One Funds	137

Prudential Day One 2055 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2019

Class R1
Net asset value, offering price and redemption price per share, ($15,364 ÷ 1,333 shares of beneficial interest issued and outstanding)	$11.52

Class R2
Net asset value, offering price and redemption price per share, ($62,627 ÷ 5,425 shares of beneficial interest issued and outstanding)	$11.54

Class R3
Net asset value, offering price and redemption price per share, ($3,698,863 ÷ 320,332 shares of beneficial interest issued and outstanding)	$11.55

Class R4
Net asset value, offering price and redemption price per share, ($12,579 ÷ 1,088 shares of beneficial interest issued and outstanding)	$11.56

Class R5
Net asset value, offering price and redemption price per share, ($90,425 ÷ 7,819 shares of beneficial interest issued and outstanding)	$11.56

Class R6
Net asset value, offering price and redemption price per share, ($3,634,972 ÷ 314,303 shares of beneficial interest issued and outstanding)	$11.57

See Notes to Financial Statements.

138

Prudential Day One 2055 Fund

Statement of Operations

Year Ended July 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$117,576

Expenses
Management fee	1,297
Distribution fee(a)	3,359
Shareholder servicing fees (including affiliated expense of $3,177)(a)	3,267
Custodian and accounting fees	117,970
Registration fees(a)	68,268
Audit fee	20,402
Legal fees and expenses	17,294
Trustees’ fees	11,243
Shareholders’ reports	11,070
Transfer agent’s fees and expenses (including affiliated expense of $5,832)(a)	6,489
Miscellaneous	13,997

Total expenses	274,656
Less: Fee waiver and/or expense reimbursement(a)	(268,948)

Net expenses	5,708

Net investment income (loss)	111,868

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(193,726)
Net capital gain distributions received	328,773

135,047

Net change in unrealized appreciation (depreciation) on investments	(92,821)

Net gain (loss) on investment transactions	42,226

Net Increase (Decrease) In Net Assets Resulting From Operations	$154,094

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	74	108	3,177	—	—	—
Shareholder servicing fees	15	43	3,177	32	—	—
Registration fees	11,378	11,378	11,378	11,378	11,378	11,378
Transfer agent’s fees and expenses	75	538	5,020	94	200	562
Fee waiver and/or expense reimbursement	(11,886)	(13,172)	(109,171)	(12,458)	(13,010)	(109,251)

See Notes to Financial Statements.

Prudential Day One Funds	139

Prudential Day One 2055 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2019		2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$111,868	$66,005
Net realized gain (loss) on investment transactions		(193,726)	(41,560)
Net capital gain distributions received		328,773	204,550
Net change in unrealized appreciation (depreciation) on investments		(92,821)	229,773

Net increase (decrease) in net assets resulting from operations		154,094	458,768

Dividends and Distributions
Distributions from distributable earnings*
Class R1		(720)	—
Class R2		(1,666)	—
Class R3		(163,072)	—
Class R4		(831)	—
Class R5		(1,643)	—
Class R6		(170,969)	—

		(338,901)	—

Dividends from net investment income*
Class R1			(193)
Class R2			(361)
Class R3			(44,776)
Class R4			(1,142)
Class R5			(278)
Class R6			(51,383)

		*	(98,133)

Fund share transactions
Net proceeds from shares sold		2,799,993	3,478,096
Net asset value of shares issued in reinvestment of dividends and distributions		338,901	98,133
Cost of shares reacquired		(1,144,621)	(1,061,383)

Net increase (decrease) in net assets from Fund share transactions		1,994,273	2,514,846

Total increase (decrease)		1,809,466	2,875,481

Net Assets:
Beginning of year		5,705,364	2,829,883

End of year(a)		$7,514,830	$5,705,364

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$4,611

*	For the year ended July 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

140

Prudential Day One 2060 Fund

Schedule of Investments

as of July 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Global Real Estate Fund (Class R6)	4,258	$109,141
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	9,205	108,711
PGIM QMA Commodity Strategies Fund (Class R6)	6,992	66,003
PGIM QMA Emerging Markets Equity Fund (Class R6)	15,666	174,675
PGIM QMA International Developed Markets Index Fund (Class R6)	43,157	501,913
PGIM QMA Large-Cap Core Equity Fund (Class R6)	39,574	609,831
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	18,082	196,014
PGIM QMA US Broad Market Index Fund (Class R6)	25,624	348,480
PGIM Total Return Bond Fund (Class R6)	4,498	66,433

TOTAL LONG-TERM INVESTMENTS (cost $2,123,639)		2,181,201

SHORT-TERM INVESTMENT 3.0%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $65,957)	65,957	65,957

TOTAL INVESTMENTS 102.9% (cost $2,189,596)(w)		2,247,158
Liabilities in excess of other assets (2.9)%		(64,206)

NET ASSETS 100.0%		$2,182,952

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	141

Prudential Day One 2060 Fund

Schedule of Investments (continued)

as of July 31, 2019

The following is a summary of the inputs used as of July 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds.	$2,247,158	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows (unaudited):

Large Cap	27.9%
International Developed Markets	23.0
Broad Market	16.0
Mid Cap	9.0
Emerging Markets	8.0
Real Estate	5.0
Small Cap	5.0
Total Return Bond	3.0
Commodity	3.0%
Short Term	3.0

102.9
Liabilities in excess of other assets	(2.9)

100.0%

See Notes to Financial Statements.

142

Prudential Day One 2060 Fund

Statement of Assets & Liabilities

as of July 31, 2019

Assets
Affiliated investments (cost $2,189,596)	$2,247,158
Receivable for investments sold	20,404
Due from Manager	16,853
Receivable for Fund shares sold	4,014

Total Assets	2,288,429

Liabilities
Custodian and accounting fees payable	47,627
Payable for investments purchased	23,320
Audit fee payable	20,402
Accrued expenses and other liabilities	12,598
Payable for Fund shares reacquired	1,040
Affiliated transfer agent fee payable	296
Distribution fee payable	107
Affiliated shareholder servicing fees payable	87

Total Liabilities	105,477

Net Assets	$2,182,952

Net assets were comprised of:
Shares of beneficial interest, at par	$187
Paid-in capital in excess of par	2,137,911
Total distributable earnings (loss)	44,854

Net assets, July 31, 2019	$2,182,952

See Notes to Financial Statements.

Prudential Day One Funds	143

Prudential Day One 2060 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2019

Class R1
Net asset value, offering price and redemption price per share, ($12,333 ÷ 1,061 shares of beneficial interest issued and outstanding)	$11.62

Class R2
Net asset value, offering price and redemption price per share, ($388,252 ÷ 33,373 shares of beneficial interest issued and outstanding)	$11.63

Class R3
Net asset value, offering price and redemption price per share, ($278,756 ÷ 23,926 shares of beneficial interest issued and outstanding)	$11.65

Class R4
Net asset value, offering price and redemption price per share, ($12,499 ÷ 1,073 shares of beneficial interest issued and outstanding)	$11.65

Class R5
Net asset value, offering price and redemption price per share, ($66,886 ÷ 5,736 shares of beneficial interest issued and outstanding)	$11.66

Class R6
Net asset value, offering price and redemption price per share, ($1,424,226 ÷ 122,149 shares of beneficial interest issued and outstanding)	$11.66

See Notes to Financial Statements.

144

Prudential Day One 2060 Fund

Statement of Operations

Year Ended July 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$24,771

Expenses
Management fee	288
Distribution fee(a)	797
Shareholder servicing fees (including affiliated expense of $358)(a)	398
Custodian and accounting fees	118,174
Registration fees(a)	68,268
Audit fee	20,402
Legal fees and expenses	17,292
Trustees’ fees	11,233
Shareholders’ reports	10,475
Transfer agent’s fees and expenses (including affiliated expense of $1,616)(a)	2,122
Miscellaneous	14,779

Total expenses	264,228
Less: Fee waiver and/or expense reimbursement(a)	(263,645)

Net expenses	583

Net investment income (loss)	24,188

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(62,776)
Net capital gain distributions received	72,543

9,767

Net change in unrealized appreciation (depreciation) on investments	25,847

Net gain (loss) on investment transactions	35,614

Net Increase (Decrease) In Net Assets Resulting From Operations	$59,802

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	60	565	172	—	—	—
Shareholder servicing fees	—	226	172	—	—	—
Registration fees	11,378	11,378	11,378	11,378	11,378	11,378
Transfer agent’s fees and expenses	39	719	488	64	177	635
Fee waiver and/or expense reimbursement	(13,112)	(41,511)	(34,923)	(13,237)	(16,120)	(144,742)

See Notes to Financial Statements.

Prudential Day One Funds	145

Prudential Day One 2060 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2019		2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$24,188	$6,373
Net realized gain (loss) on investment transactions		(62,776)	(5,808)
Net capital gain distributions received		72,543	20,098
Net change in unrealized appreciation (depreciation) on investments		25,847	24,350

Net increase (decrease) in net assets resulting from operations		59,802	45,013

Dividends and Distributions
Distributions from distributable earnings*
Class R1		(430)	—
Class R2		(7,416)	—
Class R3		(5,954)	—
Class R4		(531)	—
Class R5		(1,369)	—
Class R6		(41,918)	—

		(57,618)	—

Dividends from net investment income*
Class R1			(195)
Class R2			(253)
Class R3			(1,462)
Class R4			(252)
Class R5			(264)
Class R6			(7,478)

		*	(9,904)

Fund share transactions
Net proceeds from shares sold		1,819,374	940,521
Net asset value of shares issued in reinvestment of dividends and distributions		57,618	9,904
Cost of shares reacquired		(405,229)	(383,454)

Net increase (decrease) in net assets from Fund share transactions		1,471,763	566,971

Total increase (decrease)		1,473,947	602,080

Net Assets:
Beginning of year		709,005	106,925

End of year(a)		$2,182,952	$709,005

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$267

*	For the year ended July 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

146

Notes to Financial Statements

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust currently consists of fifteen funds: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, PGIM 60/40 Allocation Fund, PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund.

These financial statements relate only to the Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund and Prudential Day One 2060 Fund (collectively referred to as the “Day One Funds”).

The investment objective of each of the Day One Funds is to seek a balance between growth and conservation of capital. Each Day One Fund seeks to achieve its objective by investing in a combination of mutual funds in the PGIM mutual fund family (each, an “underlying fund”). Each of the Day One Funds is typically referred to as a “Fund of Funds” because it invests in other mutual funds. The Day One Funds may also invest directly in U.S. Government securities and money market instruments for cash management purposes or when assuming a defensive position.

1. Accounting Policies

The Day One Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Day One Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Day One Funds hold securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation

Prudential Day One Funds	147

Notes to Financial Statements (continued)

Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Day One Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Day One Funds’ foreign investments may change on days when investors cannot purchase or redeem Day One Funds shares.

Various inputs determine how each Day One Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

148

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each of the Day One Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Prudential Day One Income Fund expects to pay dividends from net investment income quarterly. All other Day One Funds expect to pay dividends from net investment income annually. Each Day One Fund declares and pays its net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Day One Funds, has a management agreement with the Manager. Pursuant to this agreement, the Manger has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Day One Funds. The Manager administers the corporate affairs of the Day One Funds and, in connection therewith, furnishes the Day One Funds with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Day One Funds’ custodian, and the Day One Funds’ transfer agent. The Manager is also responsible for the

Prudential Day One Funds	149

Notes to Financial Statements (continued)

staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Day One Funds. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Day One Funds, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”) (formerly known as Quantitative Management Associates LLC). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Day One Funds. In connection therewith, QMA is obligated to keep certain books and records of the Day One Funds. The Manager pays for the services of QMA, the cost of compensation of officers of the Day One Funds, occupancy and certain clerical and bookkeeping costs of the Day One Funds. The Day One Funds bear all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.02% of each of the Day One Funds’ average daily net assets. All amounts paid or payable by the Day One Funds to the Manager, under the agreement, are reflected in the Statement of Operations.

The Manager has contractually agreed, through November 30, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.15% of average daily net assets for Class R1 shares, 0.90% of average daily net assets for Class R2 shares, 0.75% of average daily net assets for Class R3 shares, 0.65% of average daily net assets for Class R4 shares, 0.55% of average daily net assets for Class R5 shares, and 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Day One Funds, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares of the Day One Funds. The Day One Funds compensate

150

PIMS for distributing and servicing the Day One Funds’ Class R1, Class R2 and Class R3 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class R4, Class R5 and Class R6 shares of the Day One Funds.

Pursuant to the Distribution Plans, the Day One Funds compensate PIMS for distribution related activities at an annual rate of up to 0.50%, 0.25% and 0.10% of the average daily net assets of the Class R1, Class R2 and Class R3 shares, respectively.

The Day One Funds have adopted a Shareholder Services Plan with respect to Class R1, Class R2, Class R3 and Class R4 shares. Under the terms of the Shareholder Services Plan, each Fund’s Class R1, Class R2, Class R3 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R1, Class R2, Class R3 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R1, Class R2, Class R3 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

PGIM Investments, PIMS, QMA and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

PMFS serves as the Day One Funds’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Day One Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Day One Funds’ investment in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and other affiliated mutual funds are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Investments in Affiliated Issuers

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended July 31, 2019, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Day One Income	$6,565,954	$2,902,081
Day One 2010	2,039,793	2,846,577
Day One 2015	4,941,119	2,721,062

Prudential Day One Funds	151

Notes to Financial Statements (continued)

Fund	Cost of Purchases	Proceeds from Sales
Day One 2020	$23,808,345	$11,393,539
Day One 2025	30,060,811	13,826,936
Day One 2030	27,803,737	12,932,521
Day One 2035	19,132,910	8,894,165
Day One 2040	13,909,984	6,079,856
Day One 2045	9,227,547	4,757,966
Day One 2050	7,576,157	2,465,003
Day One 2055	3,955,840	1,861,332
Day One 2060	2,014,365	504,664

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended July 31, 2019, is presented as follows:

Day One Income:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$811,908	$937,679	$416,723	$79,471	$(12,021)	$1,400,314	138,371	$34,330	$—
PGIM Core Ultra Short Bond Fund
623,348	931,071	455,584	—	—	1,098,835	1,098,835	22,341	—
PGIM Global Real Estate Fund (Class R6)
351,267	435,190	230,697	40,017	(3,198)	592,579	23,121	15,856	8,647
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
58,089	91,214	44,729	(1,885)	(4,334)	98,355	8,328	372	5,268
PGIM QMA Commodity Strategies Fund (Class R6)
288,775	387,647	135,153	(32,148)	(11,222)	497,899	52,744	12,298	—
PGIM QMA International Developed Markets Index Fund (Class R6)
289,115	394,713	166,386	(11,153)	(12,615)	493,674	42,448	11,245	305
PGIM QMA Large-Cap Core Equity Fund (Class R6)
640,487	1,024,062	446,297	(47,820)	(86,571)	1,083,861	70,335	16,739	163,193
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
58,497	91,870	44,552	(2,916)	(4,368)	98,531	9,090	821	5,032
PGIM QMA US Broad Market Index Fund (Class R6)
349,107	457,053	241,497	34,367	(7,824)	591,206	43,471	8,366	3,098
PGIM TIPS Fund (Class R6)
1,511,579	1,735,738	720,450	98,970	(20,975)	2,604,862	263,917	61,121	—
PGIM Total Return Bond Fund (Class R6)
871,555	1,010,788	455,597	90,367	(13,209)	1,503,904	101,822	55,008	—

152

Day One Income (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
$5,853,727	$7,497,025	$3,357,665	$247,270	$(176,337)	$10,064,020		$238,497	$185,543

Day One 2010:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$843,993	$264,240	$474,015	$43,746	$(8,575)	$669,388	66,145	$22,565	$—
PGIM Core Ultra Short Bond Fund
549,133	387,009	442,234	—	—	493,908	493,908	12,937	—
PGIM Global Real Estate Fund (Class R6)
340,800	122,337	199,831	15,684	4,318	283,309	11,054	8,985	5,264
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
56,358	34,128	38,618	(4,233)	(605)	47,030	3,982	225	3,190
PGIM QMA Commodity Strategies Fund (Class R6)
280,170	122,927	143,048	(17,557)	(4,508)	237,984	25,210	7,484	—
PGIM QMA International Developed Markets Index Fund (Class R6)
280,500	132,213	157,878	(14,037)	(4,762)	236,036	20,295	6,842	186
PGIM QMA Large-Cap Core Equity Fund (Class R6)
677,894	405,492	430,423	(36,647)	(50,975)	565,341	36,687	11,060	107,825
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
56,754	33,932	38,093	(3,622)	(1,858)	47,113	4,346	497	3,046
PGIM QMA US Broad Market Index Fund (Class R6)
338,705	140,717	213,767	5,605	11,414	282,674	20,785	5,067	1,876
PGIM TIPS Fund (Class R6)
1,410,178	508,240	710,154	46,484	(9,529)	1,245,219	126,162	36,943	—
PGIM Total Return Bond Fund (Class R6)
845,601	275,567	440,750	43,061	(4,588)	718,891	48,672	34,980	—

$5,680,086	$2,426,802	$3,288,811	$78,484	$(69,668)	$4,826,893		$147,585	$121,387

Prudential Day One 2015 Fund:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$1,127,918	$610,723	$345,356	$71,983	$(7,930)	$1,457,338	144,006	$36,830	$—
PGIM Core Ultra Short Bond Fund
818,398	812,809	556,740	—	—	1,074,467	1,074,467	23,173	—

Prudential Day One Funds	153

Notes to Financial Statements (continued)

Prudential Day One 2015 Fund (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Global Real Estate Fund (Class R6)
$525,469	$301,529	$201,002	$39,618	$(1,192)	$664,422	25,924	$16,792	$8,922
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
86,903	72,088	41,886	(3,215)	(3,594)	110,296	9,339	386	5,468
PGIM QMA Commodity Strategies Fund (Class R6)
432,043	282,068	116,373	(30,311)	(9,324)	558,103	59,121	12,764	—
PGIM QMA International Developed Markets Index Fund (Class R6)
519,058	344,176	164,177	(22,197)	(12,619)	664,241	57,114	13,995	380
PGIM QMA Large-Cap Core Equity Fund (Class R6)
1,219,493	962,775	571,334	(63,698)	(110,896)	1,436,340	93,208	22,097	215,426
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
175,017	143,942	82,396	(6,966)	(8,625)	220,972	20,385	1,623	9,947
PGIM QMA US Broad Market Index Fund (Class R6)
609,316	370,988	250,968	46,246	(2,158)	773,424	56,869	10,118	3,746
PGIM TIPS Fund (Class R6)
2,087,465	1,121,423	584,800	85,410	(14,734)	2,694,764	273,026	64,441	—
PGIM Total Return Bond Fund (Class R6)
1,130,045	731,407	362,770	82,375	(8,003)	1,573,054	106,503	56,466	—

$8,731,125	$5,753,928	$3,277,802	$199,245	$(179,075)	$11,227,421		$258,685	$243,889

Prudential Day One 2020 Fund:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$3,601,277	$2,781,615	$1,365,216	$265,671	$(36,125)	$5,247,222	518,500	$126,639	$—
PGIM Core Ultra Short Bond Fund
2,456,173	2,360,181	1,250,773	—	—	3,565,581	3,565,581	75,813	—
PGIM Global Real Estate Fund (Class R6)
1,817,795	1,484,813	856,992	156,284	(10,084)	2,591,816	101,124	65,276	35,190
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
300,615	311,387	155,434	(8,787)	(17,531)	430,250	36,431	1,446	20,465
PGIM QMA Commodity Strategies Fund (Class R6)
1,494,460	1,338,739	487,660	(128,609)	(39,870)	2,177,060	230,621	50,384	—

154

Prudential Day One 2020 Fund (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM QMA International Developed Markets Index Fund (Class R6)
$2,094,703	$1,812,826	$725,427	$(95,466)	$(63,697)	$3,022,939	259,926	$63,096	$1,711
PGIM QMA Large-Cap Core Equity Fund (Class R6)
4,821,165	5,465,326	2,299,229	(248,228)	(412,059)	7,326,975	475,469	96,237	938,238
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
605,445	618,977	300,033	(28,200)	(34,210)	861,979	79,518	6,375	39,083
PGIM QMA US Broad Market Index Fund (Class R6)
2,709,976	2,148,424	1,528,229	209,382	(91,519)	3,448,034	253,532	49,702	18,403
PGIM TIPS Fund (Class R6)
6,618,312	5,041,571	2,279,058	317,578	(63,298)	9,635,105	976,201	220,439	—
PGIM Total Return Bond Fund (Class R6)
3,608,059	2,804,667	1,396,261	277,247	(34,483)	5,259,229	356,075	188,554	—

$30,127,980	$26,168,526	$12,644,312	$716,872	$(802,876)	$43,566,190		$943,961	$1,053,090

Prudential Day One 2025 Fund:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$2,924,932	$2,605,327	$1,233,750	$240,747	$(34,348)	$4,502,908	444,951	$108,034	$—
PGIM Core Ultra Short Bond Fund
2,336,857	2,574,039	1,342,773	—	—	3,568,123	3,568,123	75,712	—
PGIM Global Real Estate Fund (Class R6)
1,968,495	1,790,507	976,152	191,708	(9,084)	2,965,474	115,703	74,288	39,911
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
325,533	366,807	176,497	(6,304)	(17,258)	492,281	41,683	1,640	23,205
PGIM QMA Commodity Strategies Fund (Class R6)
1,618,329	1,604,012	538,844	(151,216)	(41,376)	2,490,905	263,867	57,306	—
PGIM QMA International Developed Markets Index Fund (Class R6)
2,916,422	2,736,796	1,013,641	(116,104)	(76,479)	4,446,994	382,373	90,070	2,443
PGIM QMA Large-Cap Core Equity Fund (Class R6)
6,526,029	7,350,010	3,480,505	(325,540)	(700,419)	9,369,575	608,019	136,315	1,328,960
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
655,636	728,887	338,285	(29,052)	(30,930)	986,256	90,983	7,226	44,296
PGIM QMA US Broad Market Index Fund (Class R6)
3,260,691	2,859,708	1,878,194	295,045	(98,971)	4,438,279	326,344	62,574	23,169
PGIM TIPS Fund (Class R6)
6,190,021	5,985,306	2,448,379	369,644	(74,223)	10,022,369	1,015,438	228,199	—

Prudential Day One Funds	155

Notes to Financial Statements (continued)

Prudential Day One 2025 Fund (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Total Return Bond Fund (Class R6)
$3,907,285	$4,033,451	$1,742,689	$370,558	$(49,480)	$6,519,125	441,376	$223,733	$—

$32,630,230	$32,634,850	$15,169,709	$839,486	$(1,132,568)	$49,802,289		$1,065,097	$1,461,984

Prudential Day One 2030 Fund:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$1,752,731	$2,106,563	$869,829	$155,019	$(18,144)	$3,126,340	308,927	$69,825	$—
PGIM Core Ultra Short Bond Fund
1,517,987	5,515,574	4,736,010	—	—	2,297,551	2,297,551	47,916	—
PGIM Global Real Estate Fund (Class R6)
1,769,351	1,559,736	839,810	165,240	(7,310)	2,647,207	103,285	64,138	33,757
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
292,603	305,211	138,040	(9,006)	(11,318)	439,450	37,210	1,394	19,726
PGIM QMA Commodity Strategies Fund (Class R6)
1,163,706	1,110,756	369,636	(93,057)	(32,939)	1,778,830	188,435	39,138	—
PGIM QMA Emerging Markets Equity Fund (Class R6)
292,232	302,196	128,551	(4,113)	(20,437)	441,327	39,581	6,607	3,297
PGIM QMA International Developed Markets Index Fund (Class R6)
3,495,225	3,067,051	1,453,713	(106,251)	(150,415)	4,851,897	417,188	102,541	2,781
PGIM QMA Large-Cap Core Equity Fund (Class R6)
7,918,908	8,146,467	3,559,304	(492,437)	(568,126)	11,445,508	742,732	153,299	1,494,640
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
883,964	928,722	416,104	(36,313)	(39,653)	1,320,616	121,828	9,039	55,412
PGIM QMA US Broad Market Index Fund (Class R6)
4,396,265	3,410,965	2,334,201	345,620	(95,819)	5,722,830	420,796	78,196	28,954
PGIM TIPS Fund (Class R6)
3,221,276	3,440,729	1,448,790	189,007	(34,266)	5,367,956	543,866	120,085	—
PGIM Total Return Bond Fund (Class R6)
2,634,075	3,425,341	1,374,543	264,204	(24,998)	4,924,079	333,384	156,182	—

$29,338,323	$33,319,311	$17,668,531	$377,913	$(1,003,425)	$44,363,591		$848,360	$1,638,567

156

Prudential Day One 2035 Fund:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$1,066,464	$988,379	$555,359	$83,518	$(15,598)	$1,567,404	154,882	$37,033	$—
PGIM Core Ultra Short Bond Fund
481,600	760,576	536,268	—	—	705,908	705,908	14,039	—
PGIM Global Real Estate Fund (Class R6)
1,076,534	887,809	496,984	90,331	(9,257)	1,548,433	60,415	37,765	19,541
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
427,284	405,614	179,851	(14,960)	(21,163)	616,924	52,237	1,969	27,858
PGIM QMA Commodity Strategies Fund (Class R6)
849,694	832,153	343,425	(60,877)	(28,988)	1,248,557	132,262	27,581	—
PGIM QMA Emerging Markets Equity Fund (Class R6)
853,476	690,527	518,363	(5,602)	(90,715)	929,323	83,347	19,054	9,509
PGIM QMA International Developed Markets Index Fund (Class R6)
2,977,366	2,302,555	1,015,512	(124,403)	(115,170)	4,024,836	346,074	84,228	2,285
PGIM QMA Large-Cap Core Equity Fund (Class R6)
5,996,109	5,915,510	2,159,880	(389,253)	(401,651)	8,960,835	581,495	114,609	1,117,360
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
860,521	806,538	344,648	(44,527)	(41,921)	1,235,963	114,019	8,670	53,150
PGIM QMA US Broad Market Index Fund (Class R6)
3,637,898	2,657,439	1,564,317	299,200	(86,245)	4,943,975	363,528	63,887	23,655
PGIM TIPS Fund (Class R6)
1,496,744	1,714,860	769,672	92,422	(22,526)	2,511,828	254,491	55,813	—
PGIM Total Return Bond Fund (Class R6)
1,709,570	1,931,526	946,154	157,844	(25,004)	2,827,782	191,454	93,082	—

$21,433,260	$19,893,486	$9,430,433	$83,693	$(858,238)	$31,121,768		$557,730	$1,253,358

Prudential Day One 2040 Fund:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$817,161	$584,468	$327,574	$54,864	$(7,855)	$1,121,064	110,777	$26,489	$—
PGIM Core Ultra Short Bond Fund
257,084	566,523	462,050	—	—	361,557	361,557	6,691	—
PGIM Global Real Estate Fund (Class R6)
1,031,105	656,530	377,654	78,414	(3,971)	1,384,424	54,016	32,568	16,571
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
409,255	551,937	149,426	26,203	(10,593)	827,376	70,057	1,677	23,735

Prudential Day One Funds	157

Notes to Financial Statements (continued)

Prudential Day One 2040 Fund (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM QMA Commodity Strategies Fund (Class R6)
$813,845	$623,194	$247,388	$(53,531)	$(19,816)	$1,116,304	118,253	$23,447	$—
PGIM QMA Emerging Markets Equity Fund (Class R6)
817,465	586,096	223,501	(31,582)	(40,626)	1,107,852	99,359	16,228	8,098
PGIM QMA International Developed Markets Index Fund (Class R6)
3,055,444	1,829,581	535,562	(151,423)	(45,892)	4,152,148	357,021	76,723	2,081
PGIM QMA Large-Cap Core Equity Fund (Class R6)
6,153,316	4,250,230	1,658,008	(447,679)	(286,098)	8,011,761	519,907	104,578	1,019,558
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
1,030,259	984,122	306,207	(20,297)	(30,293)	1,657,584	152,914	9,235	56,617
PGIM QMA US Broad Market Index Fund (Class R6)
3,689,358	1,787,329	1,251,842	253,796	(58,301)	4,420,340	325,025	57,609	21,331
PGIM TIPS Fund (Class R6)
819,168	878,904	334,128	47,710	(8,113)	1,403,541	142,203	30,215	—
PGIM Total Return Bond Fund (Class R6)
1,637,407	1,177,593	668,566	115,942	(15,140)	2,247,236	152,149	77,720	—

$20,530,867	$14,476,507	$6,541,906	$(127,583)	$(526,698)	$27,811,187		$463,180	$1,147,991

Prudential Day One 2045 Fund:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$406,826	$304,561	$201,722	$28,674	$(6,063)	$532,276	52,596	$12,893	$—
PGIM Core Ultra Short Bond Fund
49,575	312,030	288,054	—	—	73,551	73,551	704	—
PGIM Global Real Estate Fund (Class R6)
684,446	451,383	309,754	52,525	(2,189)	876,411	34,195	21,071	10,847
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
407,498	288,918	145,191	(14,487)	(12,969)	523,769	44,350	1,648	23,323
PGIM QMA Commodity Strategies Fund (Class R6)
405,179	323,485	162,974	(25,772)	(9,908)	530,010	56,145	11,548	—
PGIM QMA Emerging Markets Equity Fund (Class R6)
678,298	503,862	246,926	(20,262)	(38,315)	876,657	78,624	13,282	6,628

158

Prudential Day One 2045 Fund (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM QMA International Developed Markets Index Fund (Class R6)
$2,433,877	$1,476,161	$598,011	$(104,801)	$(53,005)	$3,154,221	271,214	$60,457	$1,640
PGIM QMA Large-Cap Core Equity Fund (Class R6)
4,084,592	2,804,412	1,323,737	(270,296)	(223,134)	5,071,837	329,126	68,478	667,613
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
820,662	738,817	289,456	(17,694)	(28,108)	1,224,221	112,935	7,247	44,426
PGIM QMA US Broad Market Index Fund (Class R6)
2,449,010	1,223,820	848,351	177,484	(28,778)	2,973,185	218,617	37,723	13,968
PGIM TIPS Fund (Class R6)
271,881	201,547	127,131	13,124	(4,010)	355,411	36,009	8,215	—
PGIM Total Return Bond Fund (Class R6)
951,047	910,581	504,713	79,740	(14,015)	1,422,640	96,320	47,534	—

$13,642,891	$9,539,577	$5,046,020	$(101,765)	$(420,494)	$17,614,189		$290,800	$768,445

Prudential Day One 2050 Fund:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$121,112	$162,428	$70,264	$10,377	$(1,756)	$221,897	21,927	$4,591	$—
PGIM Core Ultra Short Bond Fund
42,748	303,909	274,923	—	—	71,734	71,734	558	—
PGIM Global Real Estate Fund (Class R6)
305,640	381,291	165,838	28,899	(1,931)	548,061	21,384	11,395	5,389
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
242,626	308,148	97,733	(5,103)	(11,222)	436,716	36,978	1,106	15,657
PGIM QMA Commodity Strategies Fund (Class R6)
180,935	254,211	84,523	(12,040)	(7,142)	331,441	35,110	5,811	—
PGIM QMA Emerging Markets Equity Fund (Class R6)
363,476	482,536	153,095	(9,158)	(25,906)	657,853	59,000	8,073	4,029
PGIM QMA International Developed Markets Index Fund (Class R6)
1,086,860	1,366,878	306,300	(36,353)	(29,033)	2,082,052	179,024	30,440	826
PGIM QMA Large-Cap Core Equity Fund (Class R6)
1,763,183	2,165,775	643,775	(106,026)	(116,863)	3,062,294	198,721	33,536	326,946
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
366,467	672,597	155,661	7,848	(16,326)	874,925	80,713	3,670	22,500
PGIM QMA US Broad Market Index Fund (Class R6)
1,154,367	1,130,461	504,358	111,530	(32,725)	1,859,275	136,711	20,172	7,469

Prudential Day One Funds	159

Notes to Financial Statements (continued)

Prudential Day One 2050 Fund (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM TIPS Fund (Class R6)
$60,703	$80,869	$33,185	$3,626	$(891)	$111,122	11,259	$2,301	$—
PGIM Total Return Bond Fund (Class R6)
424,687	570,963	250,271	38,998	(5,974)	778,403	52,702	23,336	—

$6,112,804	$7,880,066	$2,739,926	$32,598	$(249,769)	$11,035,773		$144,989	$382,816

Prudential Day One 2055 Fund:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Ultra Short Bond Fund
$42,782	$323,589	$296,054	$—	$—	$70,317	70,317	$535	$—
PGIM Global Real Estate Fund (Class R6)
287,045	192,092	123,468	21,335	(1,459)	375,545	14,653	8,991	4,642
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
227,866	228,990	77,261	224	(5,758)	374,061	31,673	944	13,365
PGIM QMA Commodity Strategies Fund (Class R6)
169,933	138,596	66,173	(11,467)	(3,777)	227,112	24,058	4,961	—
PGIM QMA Emerging Markets Equity Fund (Class R6)
398,269	366,604	131,512	(10,465)	(21,854)	601,042	53,905	7,991	3,988
PGIM QMA International Developed Markets Index Fund (Class R6)
1,134,183	757,332	242,050	(49,747)	(22,855)	1,576,863	135,586	28,853	783
PGIM QMA Large-Cap Core Equity Fund (Class R6)
1,655,949	1,094,803	503,643	(124,643)	(99,049)	2,023,417	131,305	28,451	277,375
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
401,537	419,149	129,284	(4,223)	(12,715)	674,464	62,220	3,635	22,283
PGIM QMA US Broad Market Index Fund (Class R6)
1,084,160	495,487	420,231	60,786	(21,124)	1,199,078	88,167	17,114	6,337
PGIM Total Return Bond Fund (Class R6)
341,887	262,787	167,710	25,379	(5,135)	457,208	30,955	16,101	—

$5,743,611	$4,279,429	$2,157,386	$(92,821)	$(193,726)	$7,579,107		$117,576	$328,773

160

Prudential Day One 2060 Fund:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Ultra Short Bond Fund
$38,549	$213,184	$185,776	$—	$—	$65,957	65,957	$456	$—
PGIM Global Real Estate Fund (Class R6)
35,676	100,915	32,582	5,697	(565)	109,141	4,258	2,113	976
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
28,317	100,709	20,737	3,401	(2,979)	108,711	9,205	202	2,858
PGIM QMA Commodity Strategies Fund (Class R6)
21,116	65,887	17,789	(1,866)	(1,345)	66,003	6,992	1,055	—
PGIM QMA Emerging Markets Equity Fund (Class R6)
56,563	163,745	39,708	148	(6,073)	174,675	15,666	1,954	975
PGIM QMA International Developed Markets Index Fund (Class R6)
147,982	440,567	78,372	(288)	(7,976)	501,913	43,157	6,474	176
PGIM QMA Large-Cap Core Equity Fund (Class R6)
212,892	582,565	145,191	(11,283)	(29,152)	609,831	39,574	6,302	61,438
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
49,906	182,652	35,924	3,848	(4,468)	196,014	18,082	777	4,764
PGIM QMA US Broad Market Index Fund (Class R6)
134,734	313,173	112,703	23,083	(9,807)	348,480	25,624	3,663	1,356
PGIM Total Return Bond Fund (Class R6)
21,243	64,152	21,658	3,107	(411)	66,433	4,498	1,775	—

$746,978	$2,227,549	$690,440	$25,847	$(62,776)	$2,247,158		$24,771	$72,543

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date.

For the year ended July 31, 2019, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains
Day One Income	$261,651	$48,913
Day One 2010	195,278	73,352
Day One 2015	289,980	101,378
Day One 2020	1,002,544	301,209
Day One 2025	1,182,705	579,586
Day One 2030	1,042,235	457,646
Day One 2035	750,168	504,991
Day One 2040	650,368	305,187
Day One 2045	421,243	342,104

Prudential Day One Funds	161

Notes to Financial Statements (continued)

Fund	Ordinary Income	Long-Term Capital Gains
Day One 2050	$204,840	$108,692
Day One 2055	182,735	156,166
Day One 2060	44,585	13,033

For the year ended July 31, 2018, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income
Day One Income	$83,942
Day One 2010	83,089
Day One 2015	104,827
Day One 2020	270,932
Day One 2025	401,625
Day One 2030	269,514
Day One 2035	311,745
Day One 2040	207,680
Day One 2045	213,958
Day One 2050	74,841
Day One 2055	98,133
Day One 2060	9,904

For the year ended July 31, 2019, the Day One Funds had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Day One Income	$57,715	$125,336
Day One 2010	61,991	89,936
Day One 2015	148,691	182,586
Day One 2020	532,818	742,491
Day One 2025	730,976	963,864
Day One 2030	450,328	1,219,743
Day One 2035	282,961	847,006
Day One 2040	143,074	894,486
Day One 2045	65,841	611,157
Day One 2050	54,928	280,274
Day One 2055	12,598	252,433
Day One 2060	8,291	49,021

162

The United States federal income tax basis of the Day One Funds’ investments and the net unrealized appreciation (depreciation) as of July 31, 2019 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Day One Income	$9,988,150	$323,785	$(247,915)	$75,870
Day One 2010	4,759,110	155,656	(87,873)	67,783
Day One 2015	11,134,434	350,647	(257,660)	92,987
Day One 2020	43,232,836	1,359,368	(1,026,014)	333,354
Day One 2025	49,557,787	1,722,366	(1,477,864)	244,502
Day One 2030	44,136,068	1,555,885	(1,328,362)	227,523
Day One 2035	31,161,416	1,117,674	(1,157,322)	(39,648)
Day One 2040	27,638,758	1,023,216	(850,787)	172,429
Day One 2045	17,633,363	662,411	(681,585)	(19,174)
Day One 2050	10,987,156	361,358	(312,741)	48,617
Day One 2055	7,629,335	277,618	(327,846)	(50,228)
Day One 2060	2,259,616	61,549	(74,007)	(12,458)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

The Manager has analyzed the Day One Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Day One Funds’ financial statements for the current reporting period. The Day One Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Day One Funds, at $0.001 par value per share. The Day One Funds offer Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares.

Under certain circumstances, an exchange may be made from specified share classes of the Day One Funds to one or more other share classes of the Day One Funds as presented in the table of transactions in shares of beneficial interest.

As of July 31, 2019, Prudential through its affiliated entities, including affiliated funds, owned the following number of shares of the Day One Funds:

Fund	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Day One Income	1,049	1,055	1,059	1,062	1,065	1,068
Day One 2010	1,056	1,061	1,064	1,067	1,069	1,072
Day One 2015	1,047	1,052	1,055	1,057	1,060	1,063
Day One 2020	1,040	1,045	1,048	1,050	1,052	1,056
Day One 2025	1,048	1,053	1,056	1,059	1,061	1,064
Day One 2030	1,050	1,055	1,058	1,061	1,063	1,066

Prudential Day One Funds	163

Notes to Financial Statements (continued)

Fund	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Day One 2035	1,063	1,068	1,071	1,074	1,076	1,079
Day One 2040	1,057	1,063	1,066	1,068	1,070	1,074
Day One 2045	1,074	1,079	1,083	1,085	1,087	1,091
Day One 2050	1,063	1,068	1,072	1,074	1,076	1,080
Day One 2055	1,077	1,083	1,086	1,088	1,091	1,094
Day One 2060	1,061	1,067	1,070	1,073	1,075	1,078

At reporting period end, the following number of shareholders of record, each holding greater than 5% of the fund, held the following percentage of the Day One Funds’ outstanding shares on behalf of multiple beneficial owners:

	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
Day One Income	5	84	50
Day One 2010	4	88	88
Day One 2015	4	92	82
Day One 2020	7	89	67
Day One 2025	5	74	49
Day One 2030	7	87	72
Day One 2035	6	73	53
Day One 2040	6	78	67
Day One 2045	7	78	65
Day One 2050	7	77	63
Day One 2055	6	79	58
Day One 2060	8	80	70

Transactions in shares of beneficial interest were as follows:

Prudential Day One Income Fund:

Class R1	Shares	Amount
Year ended July 31, 2019:
Shares issued in reinvestment of dividends and distributions	32	$319

Net increase (decrease) in shares outstanding	32	$319

Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	14	$154

Net increase (decrease) in shares outstanding	14	$154

164

Prudential Day One Income Fund (cont’d.):

Class R2	Shares	Amount
Year ended July 31, 2019:
Shares sold	54,635	$566,496
Shares issued in reinvestment of dividends and distributions	2,997	30,436
Shares reacquired	(11,850)	(123,971)

Net increase (decrease) in shares outstanding	45,782	$472,961

Year ended July 31, 2018:
Shares sold	79,361	$831,665
Shares issued in reinvestment of dividends and distributions	370	3,893
Shares reacquired	(1,311)	(13,760)

Net increase (decrease) in shares outstanding	78,420	$821,798

Class R3
Year ended July 31, 2019:
Shares sold	35,885	$376,559
Shares issued in reinvestment of dividends and distributions	4,479	45,501
Shares reacquired	(23,988)	(251,096)

Net increase (decrease) in shares outstanding	16,376	$170,964

Year ended July 31, 2018:
Shares sold	33,980	$357,645
Shares issued in reinvestment of dividends and distributions	2,274	23,947
Shares reacquired	(25,050)	(264,099)

Net increase (decrease) in shares outstanding	11,204	$117,493

Class R4
Year ended July 31, 2019:
Shares sold	11	$116
Shares issued in reinvestment of dividends and distributions	47	475
Shares reacquired	(588)	(6,120)

Net increase (decrease) in shares outstanding	(530)	$(5,529)

Year ended July 31, 2018:
Shares sold	113	$1,196
Shares issued in reinvestment of dividends and distributions	32	339
Shares reacquired	(122)	(1,298)

Net increase (decrease) in shares outstanding	23	$237

Class R5
Year ended July 31, 2019:
Shares sold	4,945	$50,710
Shares issued in reinvestment of dividends and distributions	188	1,892
Shares reacquired	(63)	(673)

Net increase (decrease) in shares outstanding	5,070	$51,929

Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	20	$219

Net increase (decrease) in shares outstanding	20	$219

Prudential Day One Funds	165

Notes to Financial Statements (continued)

Prudential Day One Income Fund (cont’d.):

Class R6	Shares	Amount
Year ended July 31, 2019:
Shares sold	478,548	$5,033,725
Shares issued in reinvestment of dividends and distributions	22,889	231,941
Shares reacquired	(188,965)	(1,975,188)

Net increase (decrease) in shares outstanding	312,472	$3,290,478

Year ended July 31, 2018:
Shares sold	295,657	$3,119,002
Shares issued in reinvestment of dividends and distributions	5,257	55,391
Shares reacquired	(39,075)	(413,179)

Net increase (decrease) in shares outstanding	261,839	$2,761,214

Prudential Day One 2010 Fund:
Class R1	Shares	Amount
Year ended July 31, 2019:
Shares sold	11	$112
Shares issued in reinvestment of dividends and distributions	45	444

Net increase (decrease) in shares outstanding	56	$556

Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	11	$113

Net increase (decrease) in shares outstanding	11	$113

Class R2
Year ended July 31, 2019:
Shares sold	1,229	$13,260
Shares issued in reinvestment of dividends and distributions	48	471
Shares reacquired	(1,229)	(13,260)

Net increase (decrease) in shares outstanding	48	$471

Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	13	$140

Net increase (decrease) in shares outstanding	13	$140

Class R3
Year ended July 31, 2019:
Shares sold	1,438	$15,039
Shares issued in reinvestment of dividends and distributions	643	6,295
Shares reacquired	(501)	(5,259)

Net increase (decrease) in shares outstanding	1,580	$16,075

Year ended July 31, 2018:
Shares sold	15,274	$164,333
Shares issued in reinvestment of dividends and distributions	223	2,370
Shares reacquired	(3,478)	(37,389)

Net increase (decrease) in shares outstanding	12,019	$129,314

166

Prudential Day One 2010 Fund (cont’d.):

Class R4	Shares	Amount
Year ended July 31, 2019:
Shares sold	45	$487
Shares issued in reinvestment of dividends and distributions	245	2,395
Shares reacquired	(4,179)	(41,519)

Net increase (decrease) in shares outstanding	(3,889)	$(38,637)

Year ended July 31, 2018:
Shares sold	920	$9,836
Shares issued in reinvestment of dividends and distributions	65	697
Shares reacquired	(104)	(1,103)

Net increase (decrease) in shares outstanding	881	$9,430

Class R5
Year ended July 31, 2019:
Shares sold	13,193	$136,912
Shares issued in reinvestment of dividends and distributions	3,916	38,335
Shares reacquired	(12,341)	(129,649)

Net increase (decrease) in shares outstanding	4,768	$45,598

Year ended July 31, 2018:
Shares sold	76,576	$808,677
Shares issued in reinvestment of dividends and distributions	17	178
Shares reacquired	(1,413)	(15,092)

Net increase (decrease) in shares outstanding	75,180	$793,763

Class R6
Year ended July 31, 2019:
Shares sold	127,995	$1,369,690
Shares issued in reinvestment of dividends and distributions	22,543	220,690
Shares reacquired	(234,505)	(2,498,315)

Net increase (decrease) in shares outstanding	(83,967)	$(907,935)

Year ended July 31, 2018:
Shares sold	192,048	$2,036,183
Shares issued in reinvestment of dividends and distributions	7,480	79,592
Shares reacquired	(195,238)	(2,077,367)

Net increase (decrease) in shares outstanding	4,290	$38,408

Prudential Day One 2015 Fund:
Class R1	Shares	Amount
Year ended July 31, 2019:
Shares issued in reinvestment of dividends and distributions	38	$369

Net increase (decrease) in shares outstanding	38	$369

Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	9	$101

Net increase (decrease) in shares outstanding	9	$101

Prudential Day One Funds	167

Notes to Financial Statements (continued)

Prudential Day One 2015 Fund (cont’d.):

Class R2	Shares	Amount
Year ended July 31, 2019:
Shares sold	1,227	$13,410
Shares issued in reinvestment of dividends and distributions	40	397
Shares reacquired	(1,213)	(13,272)

Net increase (decrease) in shares outstanding	54	$535

Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	12	$128

Net increase (decrease) in shares outstanding	12	$128

Class R3
Year ended July 31, 2019:
Shares issued in reinvestment of dividends and distributions	42	$414

Net increase (decrease) in shares outstanding	42	$414

Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	13	$144

Net increase (decrease) in shares outstanding	13	$144

Class R4
Year ended July 31, 2019:
Shares sold	213	$2,331
Shares issued in reinvestment of dividends and distributions	322	3,183
Shares reacquired	(6,883)	(69,990)

Net increase (decrease) in shares outstanding	(6,348)	$(64,476)

Year ended July 31, 2018:
Shares sold	2,462	$26,441
Shares issued in reinvestment of dividends and distributions	84	899
Shares reacquired	(3)	(29)

Net increase (decrease) in shares outstanding	2,543	$27,311

Class R5
Year ended July 31, 2019:
Shares sold	1,890	$20,134
Shares issued in reinvestment of dividends and distributions	99	986
Shares reacquired	(10)	(98)

Net increase (decrease) in shares outstanding	1,979	$21,022

Year ended July 31, 2018:
Shares sold	654	$7,089
Shares issued in reinvestment of dividends and distributions	16	166

Net increase (decrease) in shares outstanding	670	$7,255

168

Prudential Day One 2015 Fund (cont’d.):

Class R6	Shares	Amount
Year ended July 31, 2019:
Shares sold	382,922	$4,070,069
Shares issued in reinvestment of dividends and distributions	39,069	386,786
Shares reacquired	(195,383)	(2,078,820)

Net increase (decrease) in shares outstanding	226,608	$2,378,035

Year ended July 31, 2018:
Shares sold	676,149	$7,232,591
Shares issued in reinvestment of dividends and distributions	9,626	103,388
Shares reacquired	(289,343)	(3,082,288)

Net increase (decrease) in shares outstanding	396,432	$4,253,691

Prudential Day One 2020 Fund:
Class R1	Shares	Amount
Year ended July 31, 2019:
Shares issued in reinvestment of dividends and distributions	31	$310

Net increase (decrease) in shares outstanding	31	$310

Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	9	$94

Net increase (decrease) in shares outstanding	9	$94

Class R2
Year ended July 31, 2019:
Shares sold	128,249	$1,403,467
Shares issued in reinvestment of dividends and distributions	7,331	73,312
Shares reacquired	(37,446)	(398,027)

Net increase (decrease) in shares outstanding	98,134	$1,078,752

Year ended July 31, 2018:
Shares sold	219,358	$2,363,997
Shares issued in reinvestment of dividends and distributions	31	338
Shares reacquired	(8,259)	(89,220)

Net increase (decrease) in shares outstanding	211,130	$2,275,115

Class R3
Year ended July 31, 2019:
Shares sold	33,515	$359,569
Shares issued in reinvestment of dividends and distributions	3,968	39,718
Shares reacquired	(44,107)	(453,132)

Net increase (decrease) in shares outstanding	(6,624)	$(53,845)

Year ended July 31, 2018:
Shares sold	101,501	$1,097,327
Shares issued in reinvestment of dividends and distributions	890	9,656
Shares reacquired	(384)	(4,145)

Net increase (decrease) in shares outstanding	102,007	$1,102,838

Prudential Day One Funds	169

Notes to Financial Statements (continued)

Prudential Day One 2020 Fund (cont’d.):

Class R4	Shares	Amount
Year ended July 31, 2019:
Shares sold	222	$2,461
Shares issued in reinvestment of dividends and distributions	204	2,046
Shares reacquired	(4,864)	(51,248)

Net increase (decrease) in shares outstanding	(4,438)	$(46,741)

Year ended July 31, 2018:
Shares sold	3,680	$39,898
Shares issued in reinvestment of dividends and distributions	241	2,615
Shares reacquired	(15,274)	(168,157)

Net increase (decrease) in shares outstanding	(11,353)	$(125,644)

Class R5
Year ended July 31, 2019:
Shares sold	73,314	$787,450
Shares issued in reinvestment of dividends and distributions	13,104	131,171
Shares reacquired	(57,361)	(623,743)

Net increase (decrease) in shares outstanding	29,057	$294,878

Year ended July 31, 2018:
Shares sold	350,697	$3,771,522
Shares issued in reinvestment of dividends and distributions	15	159
Shares reacquired	(25,026)	(272,990)

Net increase (decrease) in shares outstanding	325,686	$3,498,691

Class R6
Year ended July 31, 2019:
Shares sold	1,649,067	$17,902,185
Shares issued in reinvestment of dividends and distributions	105,931	1,057,196
Shares reacquired	(688,749)	(7,392,849)

Net increase (decrease) in shares outstanding	1,066,249	$11,566,532

Year ended July 31, 2018:
Shares sold	1,515,376	$16,404,702
Shares issued in reinvestment of dividends and distributions	23,873	258,070
Shares reacquired	(626,082)	(6,714,474)

Net increase (decrease) in shares outstanding	913,167	$9,948,298

170

Prudential Day One 2025 Fund:

Class R1	Shares	Amount
Year ended July 31, 2019:
Shares sold	3,161	$34,601
Shares issued in reinvestment of dividends and distributions	2,135	21,333
Shares reacquired	(5,812)	(64,805)

Net increase (decrease) in shares outstanding	(516)	$(8,871)

Year ended July 31, 2018:
Shares sold	4,422	$48,115
Shares issued in reinvestment of dividends and distributions	527	5,793
Shares reacquired	(124)	(1,375)

Net increase (decrease) in shares outstanding	4,825	$52,533

Class R2
Year ended July 31, 2019:
Shares sold	10,349	$113,287
Shares issued in reinvestment of dividends and distributions	68	675
Shares reacquired	(1,188)	(13,358)

Net increase (decrease) in shares outstanding	9,229	$100,604

Year ended July 31, 2018:
Shares sold	1,803	$19,534
Shares issued in reinvestment of dividends and distributions	31	341
Shares reacquired	(1,540)	(16,500)

Net increase (decrease) in shares outstanding	294	$3,375

Class R3
Year ended July 31, 2019:
Shares sold	207,276	$2,263,057
Shares issued in reinvestment of dividends and distributions	25,677	256,516
Shares reacquired	(65,208)	(710,571)

Net increase (decrease) in shares outstanding	167,745	$1,809,002

Year ended July 31, 2018:
Shares sold	224,664	$2,461,292
Shares issued in reinvestment of dividends and distributions	5,277	57,999
Shares reacquired	(69,002)	(748,116)

Net increase (decrease) in shares outstanding	160,939	$1,771,175

Class R4
Year ended July 31, 2019:
Shares sold	433	$4,872
Shares issued in reinvestment of dividends and distributions	178	1,775
Shares reacquired	(9,287)	(99,648)

Net increase (decrease) in shares outstanding	(8,676)	$(93,001)

Year ended July 31, 2018:
Shares sold	5,050	$55,466
Shares issued in reinvestment of dividends and distributions	130	1,424
Shares reacquired	(11,924)	(131,877)

Net increase (decrease) in shares outstanding	(6,744)	$(74,987)

Prudential Day One Funds	171

Notes to Financial Statements (continued)

Prudential Day One 2025 Fund (cont’d.):

Class R5	Shares	Amount
Year ended July 31, 2019:
Shares sold	22,874	$254,198
Shares issued in reinvestment of dividends and distributions	224	2,239
Shares reacquired	(2)	(25)

Net increase (decrease) in shares outstanding	23,096	$256,412

Year ended July 31, 2018:
Shares sold	3,812	$42,009
Shares issued in reinvestment of dividends and distributions	24	259
Shares reacquired	(2,067)	(23,044)

Net increase (decrease) in shares outstanding	1,769	$19,224

Class R6
Year ended July 31, 2019:
Shares sold	2,065,429	$22,605,262
Shares issued in reinvestment of dividends and distributions	147,975	1,479,753
Shares reacquired	(865,516)	(9,421,031)

Net increase (decrease) in shares outstanding	1,347,888	$14,663,984

Year ended July 31, 2018:
Shares sold	1,683,407	$18,476,693
Shares issued in reinvestment of dividends and distributions	30,528	335,809
Shares reacquired	(663,321)	(7,285,009)

Net increase (decrease) in shares outstanding	1,050,614	$11,527,493

Prudential Day One 2030 Fund:
Class R1	Shares	Amount
Year ended July 31, 2019:
Shares sold	504	$5,705
Shares issued in reinvestment of dividends and distributions	101	1,022
Shares reacquired	(14)	(159)

Net increase (decrease) in shares outstanding	591	$6,568

Year ended July 31, 2018:
Shares sold	1,201	$13,663
Shares issued in reinvestment of dividends and distributions	14	153
Shares reacquired	(224)	(2,479)

Net increase (decrease) in shares outstanding	991	$11,337

172

Prudential Day One 2030 Fund (cont’d.):

Class R2	Shares	Amount
Year ended July 31, 2019:
Shares sold	143,276	$1,594,226
Shares issued in reinvestment of dividends and distributions	11,419	115,450
Shares reacquired	(86,269)	(975,795)

Net increase (decrease) in shares outstanding	68,426	$733,881

Year ended July 31, 2018:
Shares sold	277,358	$3,093,847
Shares issued in reinvestment of dividends and distributions	129	1,459
Shares reacquired	(50,388)	(579,329)

Net increase (decrease) in shares outstanding	227,099	$2,515,977

Class R3
Year ended July 31, 2019:
Shares sold	66,495	$737,490
Shares issued in reinvestment of dividends and distributions	3,538	35,737
Shares reacquired	(15,391)	(170,285)

Net increase (decrease) in shares outstanding	54,642	$602,942

Year ended July 31, 2018:
Shares sold	63,939	$717,280
Shares issued in reinvestment of dividends and distributions	641	7,228
Shares reacquired	(2,567)	(29,127)

Net increase (decrease) in shares outstanding	62,013	$695,381

Class R4
Year ended July 31, 2019:
Shares sold	1,616	$19,034
Shares issued in reinvestment of dividends and distributions	2,799	28,267
Shares reacquired	(99,730)	(1,084,539)

Net increase (decrease) in shares outstanding	(95,315)	$(1,037,238)

Year ended July 31, 2018:
Shares sold	20,346	$229,433
Shares issued in reinvestment of dividends and distributions	1,314	14,813
Shares reacquired	(4,821)	(54,575)

Net increase (decrease) in shares outstanding	16,839	$189,671

Class R5
Year ended July 31, 2019:
Shares sold	25,536	$285,183
Shares issued in reinvestment of dividends and distributions	11,004	111,145
Shares reacquired	(10,076)	(112,513)

Net increase (decrease) in shares outstanding	26,464	$283,815

Year ended July 31, 2018:
Shares sold	264,542	$2,946,392
Shares issued in reinvestment of dividends and distributions	192	2,160
Shares reacquired	(29,919)	(341,593)

Net increase (decrease) in shares outstanding	234,815	$2,606,959

Prudential Day One Funds	173

Notes to Financial Statements (continued)

Prudential Day One 2030 Fund (cont’d.):

Class R6	Shares	Amount
Year ended July 31, 2019:
Shares sold	1,806,718	$20,217,377
Shares issued in reinvestment of dividends and distributions	119,512	1,208,260
Shares reacquired	(655,299)	(7,328,905)

Net increase (decrease) in shares outstanding	1,270,931	$14,096,732

Year ended July 31, 2018:
Shares sold	1,461,691	$16,458,321
Shares issued in reinvestment of dividends and distributions	21,605	243,702
Shares reacquired	(452,241)	(5,071,143)

Net increase (decrease) in shares outstanding	1,031,055	$11,630,880

Prudential Day One 2035 Fund:
Class R1	Shares	Amount
Year ended July 31, 2019:
Shares sold	994	$10,875
Shares issued in reinvestment of dividends and distributions	51	504
Shares reacquired	(4)	(45)

Net increase (decrease) in shares outstanding	1,041	$11,334

Year ended July 31, 2018:
Shares sold	13	$150
Shares issued in reinvestment of dividends and distributions	13	149
Shares reacquired	(241)	(2,691)

Net increase (decrease) in shares outstanding	(215)	$(2,392)

Class R2
Year ended July 31, 2019:
Shares sold	1,675	$18,767
Shares issued in reinvestment of dividends and distributions	1,525	15,170
Shares reacquired	(2,409)	(26,510)

Net increase (decrease) in shares outstanding	791	$7,427

Year ended July 31, 2018:
Shares sold	29,052	$335,942
Shares issued in reinvestment of dividends and distributions	17	185
Shares reacquired	(3)	(30)

Net increase (decrease) in shares outstanding	29,066	$336,097

174

Prudential Day One 2035 Fund (cont’d.):

Class R3	Shares	Amount
Year ended July 31, 2019:
Shares sold	162,179	$1,807,325
Shares issued in reinvestment of dividends and distributions	27,950	278,108
Shares reacquired	(141,615)	(1,539,371)

Net increase (decrease) in shares outstanding	48,514	$546,062

Year ended July 31, 2018:
Shares sold	189,297	$2,147,197
Shares issued in reinvestment of dividends and distributions	6,937	79,080
Shares reacquired	(69,779)	(784,779)

Net increase (decrease) in shares outstanding	126,455	$1,441,498

Class R4
Year ended July 31, 2019:
Shares sold	74	$874
Shares issued in reinvestment of dividends and distributions	235	2,341
Shares reacquired	(3,473)	(35,192)

Net increase (decrease) in shares outstanding	(3,164)	$(31,977)

Year ended July 31, 2018:
Shares sold	626	$7,170
Shares issued in reinvestment of dividends and distributions	66	757
Shares reacquired	(1,744)	(19,569)

Net increase (decrease) in shares outstanding	(1,052)	$(11,642)

Class R5
Year ended July 31, 2019:
Shares sold	8,349	$94,694
Shares issued in reinvestment of dividends and distributions	375	3,726
Shares reacquired	(3,280)	(34,347)

Net increase (decrease) in shares outstanding	5,444	$64,073

Year ended July 31, 2018:
Shares sold	1,795	$20,782
Shares issued in reinvestment of dividends and distributions	19	216
Shares reacquired	(1)	(7)

Net increase (decrease) in shares outstanding	1,813	$20,991

Class R6
Year ended July 31, 2019:
Shares sold	1,175,179	$13,219,903
Shares issued in reinvestment of dividends and distributions	96,011	955,310
Shares reacquired	(436,947)	(4,868,754)

Net increase (decrease) in shares outstanding	834,243	$9,306,459

Year ended July 31, 2018:
Shares sold	902,631	$10,279,363
Shares issued in reinvestment of dividends and distributions	20,294	231,358
Shares reacquired	(270,149)	(3,071,837)

Net increase (decrease) in shares outstanding	652,776	$7,438,884

Prudential Day One Funds	175

Notes to Financial Statements (continued)

Prudential Day One 2040 Fund:

Class R1	Shares	Amount
Year ended July 31, 2019:
Shares sold	226	$2,551
Shares issued in reinvestment of dividends and distributions	50	501
Shares reacquired	(2)	(20)

Net increase (decrease) in shares outstanding	274	$3,032

Year ended July 31, 2018:
Shares sold	81	$947
Shares issued in reinvestment of dividends and distributions	15	168
Shares reacquired	— **	(1)

Net increase (decrease) in shares outstanding	96	$1,114

Class R2
Year ended July 31, 2019:
Shares sold	120,504	$1,358,381
Shares issued in reinvestment of dividends and distributions	5,930	59,712
Shares reacquired	(15,578)	(173,197)

Net increase (decrease) in shares outstanding	110,856	$1,244,896

Year ended July 31, 2018:
Shares sold	98,384	$1,126,063
Shares issued in reinvestment of dividends and distributions	21	243
Shares reacquired	(1,834)	(21,451)

Net increase (decrease) in shares outstanding	96,571	$1,104,855

Class R3
Year ended July 31, 2019:
Shares sold	88,981	$990,652
Shares issued in reinvestment of dividends and distributions	2,901	29,211
Shares reacquired	(10,213)	(115,886)

Net increase (decrease) in shares outstanding	81,669	$903,977

Year ended July 31, 2018:
Shares sold	48,724	$561,741
Shares issued in reinvestment of dividends and distributions	421	4,855
Shares reacquired	(3,747)	(43,448)

Net increase (decrease) in shares outstanding	45,398	$523,148

Class R4
Year ended July 31, 2019:
Shares sold	1,159	$13,848
Shares issued in reinvestment of dividends and distributions	182	1,838
Shares reacquired	(5,401)	(59,627)

Net increase (decrease) in shares outstanding	(4,060)	$(43,941)

Year ended July 31, 2018:
Shares sold	1,553	$17,826
Shares issued in reinvestment of dividends and distributions	218	2,506
Shares reacquired	(7,155)	(83,139)

Net increase (decrease) in shares outstanding	(5,384)	$(62,807)

176

Prudential Day One 2040 Fund (cont’d.):

Class R5	Shares	Amount
Year ended July 31, 2019:
Shares sold	32,992	$373,640
Shares issued in reinvestment of dividends and distributions	24,469	246,402
Shares reacquired	(48,909)	(549,965)

Net increase (decrease) in shares outstanding	8,552	$70,077

Year ended July 31, 2018:
Shares sold	536,356	$6,096,691
Shares issued in reinvestment of dividends and distributions	21	240
Shares reacquired	(26,284)	(307,672)

Net increase (decrease) in shares outstanding	510,093	$5,789,259

Class R6
Year ended July 31, 2019:
Shares sold	662,466	$7,512,895
Shares issued in reinvestment of dividends and distributions	61,360	617,891
Shares reacquired	(265,333)	(3,044,088)

Net increase (decrease) in shares outstanding	458,493	$5,086,698

Year ended July 31, 2018:
Shares sold	718,605	$8,282,519
Shares issued in reinvestment of dividends and distributions	17,332	199,669
Shares reacquired	(192,059)	(2,220,140)

Net increase (decrease) in shares outstanding	543,878	$6,262,048

**	Less than 1 share.

Prudential Day One 2045 Fund:

Class R1	Shares	Amount
Year ended July 31, 2019:
Shares sold	64	$715
Shares issued in reinvestment of dividends and distributions	58	553
Shares reacquired	—	(2)

Net increase (decrease) in shares outstanding	122	$1,266

Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	16	$186

Net increase (decrease) in shares outstanding	16	$186

Class R2
Year ended July 31, 2019:
Shares sold	6,122	$65,484
Shares issued in reinvestment of dividends and distributions	140	1,341
Shares reacquired	(13)	(150)

Net increase (decrease) in shares outstanding	6,249	$66,675

Year ended July 31, 2018:
Shares sold	1,340	$15,800
Shares issued in reinvestment of dividends and distributions	23	268
Shares reacquired	(196)	(2,322)

Net increase (decrease) in shares outstanding	1,167	$13,746

Prudential Day One Funds	177

Notes to Financial Statements (continued)

Prudential Day One 2045 Fund (cont’d.):

Class R3	Shares	Amount
Year ended July 31, 2019:
Shares sold	233,354	$2,570,402
Shares issued in reinvestment of dividends and distributions	32,795	314,504
Shares reacquired	(97,971)	(1,113,722)

Net increase (decrease) in shares outstanding	168,178	$1,771,184

Year ended July 31, 2018:
Shares sold	199,475	$2,304,398
Shares issued in reinvestment of dividends and distributions	8,056	93,374
Shares reacquired	(58,139)	(668,608)

Net increase (decrease) in shares outstanding	149,392	$1,729,164

Class R4
Year ended July 31, 2019:
Shares sold	5,824	$61,556
Shares issued in reinvestment of dividends and distributions	1,366	13,084
Shares reacquired	(42,886)	(463,637)

Net increase (decrease) in shares outstanding	(35,696)	$(388,997)

Year ended July 31, 2018:
Shares sold	20,115	$234,228
Shares issued in reinvestment of dividends and distributions	654	7,572
Shares reacquired	(4,883)	(57,011)

Net increase (decrease) in shares outstanding	15,886	$184,789

Class R5
Year ended July 31, 2019:
Shares sold	10,785	$121,861
Shares issued in reinvestment of dividends and distributions	446	4,282
Shares reacquired	(412)	(4,506)

Net increase (decrease) in shares outstanding	10,819	$121,637

Year ended July 31, 2018:
Shares sold	3,601	$42,321
Shares issued in reinvestment of dividends and distributions	25	295
Shares reacquired	(410)	(4,812)

Net increase (decrease) in shares outstanding	3,216	$37,804

Class R6
Year ended July 31, 2019:
Shares sold	361,862	$4,120,172
Shares issued in reinvestment of dividends and distributions	44,748	429,583
Shares reacquired	(168,801)	(1,929,110)

Net increase (decrease) in shares outstanding	237,809	$2,620,645

Year ended July 31, 2018:
Shares sold	477,283	$5,510,953
Shares issued in reinvestment of dividends and distributions	9,670	112,263
Shares reacquired	(205,148)	(2,318,703)

Net increase (decrease) in shares outstanding	281,805	$3,304,513

178

Prudential Day One 2050 Fund:

Class R1	Shares	Amount
Year ended July 31, 2019:
Shares sold	1,922	$22,007
Shares issued in reinvestment of dividends and distributions	546	5,279
Shares reacquired	(2)	(20)

Net increase (decrease) in shares outstanding	2,466	$27,266

Year ended July 31, 2018:
Shares sold	2,800	$31,875
Shares issued in reinvestment of dividends and distributions	173	2,000

Net increase (decrease) in shares outstanding	2,973	$33,875

Class R2
Year ended July 31, 2019:
Shares sold	93,441	$1,058,324
Shares issued in reinvestment of dividends and distributions	5,199	50,175
Shares reacquired	(12,690)	(137,233)

Net increase (decrease) in shares outstanding	85,950	$971,266

Year ended July 31, 2018:
Shares sold	92,270	$1,061,227
Shares issued in reinvestment of dividends and distributions	49	571
Shares reacquired	(11,633)	(136,067)

Net increase (decrease) in shares outstanding	80,686	$925,731

Class R3
Year ended July 31, 2019:
Shares sold	67,526	$758,026
Shares issued in reinvestment of dividends and distributions	2,173	20,971
Shares reacquired	(6,239)	(71,941)

Net increase (decrease) in shares outstanding	63,460	$707,056

Year ended July 31, 2018:
Shares sold	28,393	$328,701
Shares issued in reinvestment of dividends and distributions	210	2,438
Shares reacquired	(550)	(6,398)

Net increase (decrease) in shares outstanding	28,053	$324,741

Class R4
Year ended July 31, 2019:
Shares sold	151	$1,808
Shares issued in reinvestment of dividends and distributions	52	504
Shares reacquired	(12,526)	(136,164)

Net increase (decrease) in shares outstanding	(12,323)	$(133,852)

Year ended July 31, 2018:
Shares sold	6,412	$74,850
Shares issued in reinvestment of dividends and distributions	169	1,961
Shares reacquired	(4)	(50)

Net increase (decrease) in shares outstanding	6,577	$76,761

Prudential Day One Funds	179

Notes to Financial Statements (continued)

Prudential Day One 2050 Fund (cont’d.):

Class R5	Shares	Amount
Year ended July 31, 2019:
Shares sold	22,648	$257,062
Shares issued in reinvestment of dividends and distributions	2,649	25,567
Shares reacquired	(9,094)	(102,073)

Net increase (decrease) in shares outstanding	16,203	$180,556

Year ended July 31, 2018:
Shares sold	47,728	$548,268
Shares issued in reinvestment of dividends and distributions	23	265
Shares reacquired	(1,943)	(22,688)

Net increase (decrease) in shares outstanding	45,808	$525,845

Class R6
Year ended July 31, 2019:
Shares sold	385,207	$4,388,157
Shares issued in reinvestment of dividends and distributions	21,847	211,036
Shares reacquired	(126,482)	(1,445,307)

Net increase (decrease) in shares outstanding	280,572	$3,153,886

Year ended July 31, 2018:
Shares sold	296,969	$3,425,732
Shares issued in reinvestment of dividends and distributions	5,823	67,606
Shares reacquired	(161,744)	(1,858,405)

Net increase (decrease) in shares outstanding	141,048	$1,634,933

Prudential Day One 2055 Fund:
Class R1	Shares	Amount
Year ended July 31, 2019:
Shares sold	16	$185
Shares issued in reinvestment of dividends and distributions	75	720
Shares reacquired	(2)	(24)

Net increase (decrease) in shares outstanding	89	$881

Year ended July 31, 2018:
Shares sold	228	$2,742
Shares issued in reinvestment of dividends and distributions	16	193

Net increase (decrease) in shares outstanding	244	$2,935

180

Prudential Day One 2055 Fund (cont’d.):

Class R2	Shares	Amount
Year ended July 31, 2019:
Shares sold	3,006	$33,612
Shares issued in reinvestment of dividends and distributions	174	1,666
Shares reacquired	(708)	(8,240)

Net increase (decrease) in shares outstanding	2,472	$27,038

Year ended July 31, 2018:
Shares sold	1,468	$17,522
Shares issued in reinvestment of dividends and distributions	31	361
Shares reacquired	(90)	(1,085)

Net increase (decrease) in shares outstanding	1,409	$16,798

Class R3
Year ended July 31, 2019:
Shares sold	103,337	$1,174,196
Shares issued in reinvestment of dividends and distributions	17,004	163,072
Shares reacquired	(30,088)	(343,298)

Net increase (decrease) in shares outstanding	90,253	$993,970

Year ended July 31, 2018:
Shares sold	96,950	$1,134,145
Shares issued in reinvestment of dividends and distributions	3,807	44,776
Shares reacquired	(32,457)	(377,512)

Net increase (decrease) in shares outstanding	68,300	$801,409

Class R4
Year ended July 31, 2019:
Shares sold	95	$1,175
Shares issued in reinvestment of dividends and distributions	87	831
Shares reacquired	(4,527)	(48,662)

Net increase (decrease) in shares outstanding	(4,345)	$(46,656)

Year ended July 31, 2018:
Shares sold	1,289	$15,162
Shares issued in reinvestment of dividends and distributions	97	1,142
Shares reacquired	(9)	(100)

Net increase (decrease) in shares outstanding	1,377	$16,204

Class R5
Year ended July 31, 2019:
Shares sold	6,293	$70,948
Shares issued in reinvestment of dividends and distributions	171	1,643
Shares reacquired	(338)	(3,845)

Net increase (decrease) in shares outstanding	6,126	$68,746

Year ended July 31, 2018:
Shares sold	683	$8,177
Shares issued in reinvestment of dividends and distributions	24	278
Shares reacquired	(14)	(166)

Net increase (decrease) in shares outstanding	693	$8,289

Prudential Day One Funds	181

Notes to Financial Statements (continued)

Prudential Day One 2055 Fund (cont’d.):

Class R6	Shares	Amount
Year ended July 31, 2019:
Shares sold	132,509	$1,519,877
Shares issued in reinvestment of dividends and distributions	17,847	170,969
Shares reacquired	(64,518)	(740,552)

Net increase (decrease) in shares outstanding	85,838	$950,294

Year ended July 31, 2018:
Shares sold	196,590	$2,300,348
Shares issued in reinvestment of dividends and distributions	4,369	51,383
Shares reacquired	(57,918)	(682,520)

Net increase (decrease) in shares outstanding	143,041	$1,669,211

Prudential Day One 2060 Fund:
Class R1	Shares	Amount
Year ended July 31, 2019:
Shares issued in reinvestment of dividends and distributions	44	$430

Net increase (decrease) in shares outstanding	44	$430

Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	17	$195

Net increase (decrease) in shares outstanding	17	$195

Class R2
Year ended July 31, 2019:
Shares sold	27,312	$310,649
Shares issued in reinvestment of dividends and distributions	768	7,416
Shares reacquired	(2,489)	(28,377)

Net increase (decrease) in shares outstanding	25,591	$289,688

Year ended July 31, 2018:
Shares sold	7,565	$89,229
Shares issued in reinvestment of dividends and distributions	22	253
Shares reacquired	(819)	(9,788)

Net increase (decrease) in shares outstanding	6,768	$79,694

Class R3
Year ended July 31, 2019:
Shares sold	16,347	$185,955
Shares issued in reinvestment of dividends and distributions	617	5,954
Shares reacquired	(3,047)	(37,098)

Net increase (decrease) in shares outstanding	13,917	$154,811

Year ended July 31, 2018:
Shares sold	11,193	$129,893
Shares issued in reinvestment of dividends and distributions	125	1,462
Shares reacquired	(2,309)	(27,685)

Net increase (decrease) in shares outstanding	9,009	$103,670

182

Prudential Day One 2060 Fund (cont’d.):

Class R4	Shares	Amount
Year ended July 31, 2019:
Shares sold	14	$164
Shares issued in reinvestment of dividends and distributions	55	531
Shares reacquired	(89)	(966)

Net increase (decrease) in shares outstanding	(20)	$(271)

Year ended July 31, 2018:
Shares sold	75	$895
Shares issued in reinvestment of dividends and distributions	21	252
Shares reacquired	(7)	(80)

Net increase (decrease) in shares outstanding	89	$1,067

Class R5
Year ended July 31, 2019:
Shares sold	4,537	$51,253
Shares issued in reinvestment of dividends and distributions	142	1,369
Shares reacquired	(304)	(3,245)

Net increase (decrease) in shares outstanding	4,375	$49,377

Year ended July 31, 2018:
Shares sold	343	$4,140
Shares issued in reinvestment of dividends and distributions	22	264
Shares reacquired	(4)	(45)

Net increase (decrease) in shares outstanding	361	$4,359

Class R6
Year ended July 31, 2019:
Shares sold	109,695	$1,271,353
Shares issued in reinvestment of dividends and distributions	4,348	41,918
Shares reacquired	(29,218)	(335,543)

Net increase (decrease) in shares outstanding	84,825	$977,728

Year ended July 31, 2018:
Shares sold	61,021	$716,364
Shares issued in reinvestment of dividends and distributions	639	7,478
Shares reacquired	(28,997)	(345,856)

Net increase (decrease) in shares outstanding	32,663	$377,986

7. Borrowings

The Trust, on behalf of the Day One Funds, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Day One Funds’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual

Prudential Day One Funds	183

Notes to Financial Statements (continued)

spread plus the higher of (1) the effective federal funds rate, (2) the 1-month London Interbank Offering Rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably. The Day One Funds did not utilize the SCA during the year ended July 31, 2019.

8. Risks of Investing in the Day One Funds

The Day One Funds’ risks include, but are not limited to, some or all of the risks discussed below:

Fund of Funds Risk: The value of an investment in the Day One Funds will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Day One Funds are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Funds’ allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Day One Funds may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Day One Funds to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Day One Funds’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Day One Funds fall, the value of an investment in the Day One Funds will decline. Additionally, the Day One Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Day One Funds have unsettled or open transactions defaults.

184

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Day One Funds’ financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Day One Funds’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

Prudential Day One Funds	185

Prudential Day One Income Fund

Financial Highlights

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R1
Year Ended 07/31/19	$10.59	$0.20	$0.25	$0.45	$(0.24)	$(0.07)		$(0.31)
Year Ended 07/31/18	10.36	0.19	0.19	0.38	(0.15)	(-	)(f)	(0.15)
December 13, 2016(g) through July 31, 2017	10.00	0.08	0.31	0.39	(0.03)	-		(0.03)
Class R2
Year Ended 07/31/19	10.59	0.22	0.26	0.48	(0.27)	(0.07)		(0.34)
Year Ended 07/31/18	10.37	0.23	0.17	0.40	(0.18)	(-	)(f)	(0.18)
December 13, 2016(g) through July 31, 2017	10.00	0.09	0.32	0.41	(0.04)	-		(0.04)
Class R3
Year Ended 07/31/19	10.60	0.24	0.25	0.49	(0.28)	(0.07)		(0.35)
Year Ended 07/31/18	10.37	0.24	0.18	0.42	(0.19)	(-	)(f)	(0.19)
December 13, 2016(g) through July 31, 2017	10.00	0.11	0.31	0.42	(0.05)	-		(0.05)
Class R4
Year Ended 07/31/19	10.60	0.25	0.25	0.50	(0.29)	(0.07)		(0.36)
Year Ended 07/31/18	10.37	0.25	0.18	0.43	(0.20)	(-	)(f)	(0.20)
December 13, 2016(g) through July 31, 2017	10.00	0.11	0.31	0.42	(0.05)	-		(0.05)
Class R5
Year Ended 07/31/19	10.60	0.29	0.22	0.51	(0.30)	(0.07)		(0.37)
Year Ended 07/31/18	10.37	0.26	0.19	0.45	(0.22)	(-	)(f)	(0.22)
December 13, 2016(g) through July 31, 2017	10.00	0.12	0.31	0.43	(0.06)	-		(0.06)
Class R6
Year Ended 07/31/19	10.61	0.29	0.25	0.54	(0.32)	(0.07)		(0.39)
Year Ended 07/31/18	10.38	0.28	0.18	0.46	(0.23)	(-	)(f)	(0.23)
December 13, 2016(g) through July 31, 2017	10.00	0.12	0.32	0.44	(0.06)	-		(0.06)

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

186

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.73	4.46%	$11	$11	0.74%		108.50%		1.92%		38%
10.59	3.71	11	11	0.64		124.02		1.84		25
10.36	3.89	10	10	0.64	(h)	299.81	(h)	1.18	(h)	146

10.73	4.72	1,345	1,036	0.49		3.89		2.13		38
10.59	3.86	843	248	0.46		9.08		2.18		25
10.37	4.09	12	11	0.39	(h)	286.56	(h)	1.43	(h)	146

10.74	4.87	1,597	1,377	0.34		3.50		2.31		38
10.60	4.09	1,403	1,331	0.24		5.23		2.23		25
10.37	4.17	1,256	32	0.09	(h)	132.21	(h)	1.63	(h)	146

10.74	5.06	12	14	0.24		84.52		2.36		38
10.60	4.21	18	18	0.13		76.23		2.34		25
10.37	4.23	17	15	0.14	(h)	275.84	(h)	1.67	(h)	146

10.74	5.09	65	51	0.14		24.81		2.75		38
10.60	4.33	11	11	0.04		122.74		2.44		25
10.37	4.29	10	10	0.03	(h)	298.99	(h)	1.79	(h)	146

10.76	5.33	6,939	6,203	0.00	(j)	2.41		2.80		38
10.61	4.45	3,529	2,451	0.00	(j)	4.36		2.67		25
10.38	4.46	734	199	0.00	(j)(h)	80.76	(h)	1.91	(h)	146

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	187

Prudential Day One 2010 Fund

Financial Highlights

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R1
Year Ended 07/31/19	$10.73	$0.20	$0.24	$0.44	$(0.26)	$(0.18)	$(0.44)
Year Ended 07/31/18	10.43	0.20	0.21	0.41	(0.09)	(0.02)	(0.11)
December 13, 2016(g) through July 31, 2017	10.00	0.08	0.35	0.43	-	-	-
Class R2
Year Ended 07/31/19	10.74	0.21	0.26	0.47	(0.29)	(0.18)	(0.47)
Year Ended 07/31/18	10.45	0.22	0.21	0.43	(0.12)	(0.02)	(0.14)
December 13, 2016(g) through July 31, 2017	10.00	0.09	0.36	0.45	-	-	-
Class R3
Year Ended 07/31/19	10.75	0.24	0.24	0.48	(0.30)	(0.18)	(0.48)
Year Ended 07/31/18	10.46	0.02	0.43	0.45	(0.14)	(0.02)	(0.16)
December 13, 2016(g) through July 31, 2017	10.00	0.10	0.36	0.46	-	-	-
Class R4
Year Ended 07/31/19	10.76	0.30	0.18	0.48	(0.31)	(0.18)	(0.49)
Year Ended 07/31/18	10.46	0.25	0.22	0.47	(0.15)	(0.02)	(0.17)
December 13, 2016(g) through July 31, 2017	10.00	0.11	0.35	0.46	-	-	-
Class R5
Year Ended 07/31/19	10.76	0.26	0.25	0.51	(0.32)	(0.18)	(0.50)
Year Ended 07/31/18	10.47	0.27	0.20	0.47	(0.16)	(0.02)	(0.18)
December 13, 2016(g) through July 31, 2017	10.00	0.11	0.36	0.47	-	-	-
Class R6
Year Ended 07/31/19	10.78	0.28	0.24	0.52	(0.34)	(0.18)	(0.52)
Year Ended 07/31/18	10.48	0.27	0.22	0.49	(0.17)	(0.02)	(0.19)
December 13, 2016(g) through July 31, 2017	10.00	0.15	0.33	0.48	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

188

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.73	4.58%	$11	$11	0.73%		108.96%		1.92%		41%
10.73	3.96	11	11	0.63		122.38		1.85		53
10.43	4.30	10	10	0.65	(h)	336.61	(h)	1.16	(h)	9

10.74	4.85	11	12	0.48		95.25		2.04		41
10.74	4.12	11	11	0.38		121.77		2.10		53
10.45	4.50	10	10	0.40	(h)	336.27	(h)	1.41	(h)	9

10.75	5.01	157	144	0.33		11.73		2.32		41
10.75	4.27	140	93	0.27		17.16		0.22		53
10.46	4.60	10	10	0.26	(h)	336.07	(h)	1.56	(h)	9

10.75	5.02	11	30	0.23		41.92		2.87		41
10.76	4.48	53	48	0.13		29.63		2.33		53
10.46	4.60	43	31	0.12	(h)	259.21	(h)	1.71	(h)	9

10.77	5.13	872	842	0.13		4.97		2.44		41
10.76	4.49	820	262	0.11		8.20		2.49		53
10.47	4.70	10	10	0.04	(h)	335.77	(h)	1.77	(h)	9

10.78	5.30	3,702	4,531	0.00	(j)	3.70		2.68		41
10.78	4.74	4,606	4,776	0.00	(j)	3.27		2.57		53
10.48	4.80	4,436	452	0.00	(j)(h)	26.49	(h)	2.20	(h)	9

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	189

Prudential Day One 2015 Fund

Financial Highlights

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R1
Year Ended 07/31/19	$10.86	$0.19	$0.23	$0.42	$(0.23)	$(0.14)	$(0.37)
Year Ended 07/31/18	10.49	0.19	0.28	0.47	(0.08)	(0.02)	(0.10)
December 13, 2016(g) through July 31, 2017	10.00	0.07	0.42	0.49	-	-	-
Class R2
Year Ended 07/31/19	10.88	0.21	0.22	0.43	(0.25)	(0.14)	(0.39)
Year Ended 07/31/18	10.50	0.21	0.30	0.51	(0.11)	(0.02)	(0.13)
December 13, 2016(g) through July 31, 2017	10.00	0.09	0.41	0.50	-	-	-
Class R3
Year Ended 07/31/19	10.89	0.24	0.21	0.45	(0.27)	(0.14)	(0.41)
Year Ended 07/31/18	10.51	0.23	0.29	0.52	(0.12)	(0.02)	(0.14)
December 13, 2016(g) through July 31, 2017	10.00	0.10	0.41	0.51	-	-	-
Class R4
Year Ended 07/31/19	10.88	0.30	0.17	0.47	(0.28)	(0.14)	(0.42)
Year Ended 07/31/18	10.51	0.24	0.29	0.53	(0.14)	(0.02)	(0.16)
December 13, 2016(g) through July 31, 2017	10.00	0.11	0.40	0.51	-	-	-
Class R5
Year Ended 07/31/19	10.90	0.26	0.22	0.48	(0.29)	(0.14)	(0.43)
Year Ended 07/31/18	10.53	0.25	0.29	0.54	(0.15)	(0.02)	(0.17)
December 13, 2016(g) through July 31, 2017	10.00	0.11	0.42	0.53	-	-	-
Class R6
Year Ended 07/31/19	10.90	0.28	0.22	0.50	(0.31)	(0.14)	(0.45)
Year Ended 07/31/18	10.53	0.27	0.28	0.55	(0.16)	(0.02)	(0.18)
December 13, 2016(g) through July 31, 2017	10.00	0.13	0.40	0.53	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

190

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.91	4.17%	$11	$11	0.73%		106.63%		1.83%		30%
10.86	4.50	11	11	0.63		120.64		1.74		57
10.49	4.90	10	10	0.65	(h)	244.08	(h)	1.10	(h)	82

10.92	4.34	12	13	0.48		92.94		1.94		30
10.88	4.85	11	11	0.38		119.98		1.99		57
10.50	5.00	11	10	0.40	(h)	243.71	(h)	1.35	(h)	82

10.93	4.50	12	11	0.33		105.36		2.23		30
10.89	5.01	11	11	0.23		119.64		2.14		57
10.51	5.10	11	10	0.26	(h)	243.52	(h)	1.50	(h)	82

10.93	4.62	12	44	0.23		28.32		2.82		30
10.88	5.02	81	65	0.14		22.01		2.27		57
10.51	5.10	51	42	0.16	(h)	144.74	(h)	1.72	(h)	82

10.95	4.82	40	28	0.13		43.44		2.44		30
10.90	5.11	18	12	0.04		110.69		2.34		57
10.53	5.30	11	10	0.05	(h)	243.22	(h)	1.71	(h)	82

10.95	4.89	11,081	9,955	0.00	(j)	2.04		2.58		30
10.90	5.27	8,567	6,742	0.00	(j)	2.53		2.50		57
10.53	5.30	4,099	640	0.00	(j)(h)	27.57	(h)	1.94	(h)	82

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	191

Prudential Day One 2020 Fund

Financial Highlights

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R1
Year Ended 07/31/19	$10.98	$0.19	$0.23	$0.42	$(0.21)	$(0.10)	$(0.31)
Year Ended 07/31/18	10.52	0.18	0.37	0.55	(0.08)	(0.01)	(0.09)
December 13, 2016(g) through July 31, 2017	10.00	0.07	0.45	0.52	-	-	-
Class R2
Year Ended 07/31/19	10.99	0.22	0.23	0.45	(0.23)	(0.10)	(0.33)
Year Ended 07/31/18	10.54	0.19	0.38	0.57	(0.11)	(0.01)	(0.12)
December 13, 2016(g) through July 31, 2017	10.00	0.08	0.46	0.54	-	-	-
Class R3
Year Ended 07/31/19	11.01	0.25	0.22	0.47	(0.25)	(0.10)	(0.35)
Year Ended 07/31/18	10.55	0.25	0.35	0.60	(0.13)	(0.01)	(0.14)
December 13, 2016(g) through July 31, 2017	10.00	0.09	0.46	0.55	-	-	-
Class R4
Year Ended 07/31/19	11.03	0.28	0.18	0.46	(0.26)	(0.10)	(0.36)
Year Ended 07/31/18	10.55	0.24	0.39	0.63	(0.14)	(0.01)	(0.15)
December 13, 2016(g) through July 31, 2017	10.00	0.10	0.45	0.55	-	-	-
Class R5
Year Ended 07/31/19	11.03	0.25	0.23	0.48	(0.27)	(0.10)	(0.37)
Year Ended 07/31/18	10.56	0.23	0.40	0.63	(0.15)	(0.01)	(0.16)
December 13, 2016(g) through July 31, 2017	10.00	0.11	0.45	0.56	-	-	-
Class R6
Year Ended 07/31/19	11.00	0.27	0.23	0.50	(0.29)	(0.10)	(0.39)
Year Ended 07/31/18	10.54	0.26	0.38	0.64	(0.17)	(0.01)	(0.18)
December 13, 2016(g) through July 31, 2017	10.00	0.12	0.42	0.54	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

192

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.09	4.19%	$12	$11	0.74%		105.39%		1.74%		33%
10.98	5.28	11	11	0.64		118.30		1.68		41
10.52	5.20	11	10	0.67	(h)	211.29	(h)	1.02	(h)	21

11.11	4.47	3,446	2,456	0.49		1.51		2.02		33
10.99	5.43	2,332	693	0.46		3.02		1.78		41
10.54	5.40	11	10	0.42	(h)	210.95	(h)	1.27	(h)	21

11.13	4.63	1,072	1,066	0.34		1.99		2.28		33
11.01	5.67	1,134	673	0.28		3.00		2.33		41
10.55	5.50	11	10	0.27	(h)	210.74	(h)	1.41	(h)	21

11.13	4.64	12	37	0.24		31.79		2.61		33
11.03	5.97	61	191	0.14		7.79		2.19		41
10.55	5.50	178	160	0.14	(h)	45.98	(h)	1.45	(h)	21

11.14	4.75	3,962	3,807	0.14		0.99		2.34		33
11.03	5.99	3,603	1,162	0.11		1.91		2.13		41
10.56	5.60	11	10	0.06	(h)	210.44	(h)	1.62	(h)	21

11.11	4.93	35,018	30,081	0.00	(j)	0.58		2.54		33
11.00	6.06	22,951	16,888	0.00	(j)	0.93		2.42		41
10.54	5.40	12,368	1,944	0.00	(j)(h)	9.10	(h)	1.80	(h)	21

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	193

Prudential Day One 2025 Fund

Financial Highlights

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R1
Year Ended 07/31/19	$11.15	$0.19	$0.18	$0.37	$(0.20)	$(0.18)		$(0.38)
Year Ended 07/31/18	10.58	0.17	0.50	0.67	(0.10)	(-	)(f)	(0.10)
December 13, 2016(g) through July 31, 2017	10.00	0.04	0.54	0.58	-	-		-
Class R2
Year Ended 07/31/19	11.16	0.18	0.22	0.40	(0.23)	(0.18)		(0.41)
Year Ended 07/31/18	10.59	0.24	0.46	0.70	(0.13)	(-	)(f)	(0.13)
December 13, 2016(g) through July 31, 2017	10.00	0.08	0.51	0.59	-	-		-
Class R3
Year Ended 07/31/19	11.18	0.23	0.19	0.42	(0.25)	(0.18)		(0.43)
Year Ended 07/31/18	10.61	0.21	0.51	0.72	(0.15)	(-	)(f)	(0.15)
December 13, 2016(g) through July 31, 2017	10.00	0.07	0.54	0.61	-	-		-
Class R4
Year Ended 07/31/19	11.18	0.22	0.21	0.43	(0.26)	(0.18)		(0.44)
Year Ended 07/31/18	10.61	0.20	0.53	0.73	(0.16)	(-	)(f)	(0.16)
December 13, 2016(g) through July 31, 2017	10.00	0.08	0.53	0.61	-	-		-
Class R5
Year Ended 07/31/19	11.19	0.24	0.19	0.43	(0.27)	(0.18)		(0.45)
Year Ended 07/31/18	10.62	0.23	0.51	0.74	(0.17)	(-	)(f)	(0.17)
December 13, 2016(g) through July 31, 2017	10.00	0.10	0.52	0.62	-	-		-
Class R6
Year Ended 07/31/19	11.21	0.27	0.17	0.44	(0.28)	(0.18)		(0.46)
Year Ended 07/31/18	10.64	0.25	0.51	0.76	(0.19)	(-	)(f)	(0.19)
December 13, 2016(g) through July 31, 2017	10.00	0.10	0.54	0.64	-	-		-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

194

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.14	3.73%	$671	$625	0.74%		3.01%		1.72%		35%
11.15	6.35	678	639	0.65		3.42		1.55		37
10.58	5.80	592	43	0.53	(h)	55.43	(h)	0.55	(h)	6

11.15	4.09	117	39	0.49		31.08		1.60		35
11.16	6.62	14	18	0.39		71.60		2.18		37
10.59	5.90	11	10	0.42	(h)	215.71	(h)	1.16	(h)	6

11.17	4.17	7,737	6,760	0.34		1.00		2.14		35
11.18	6.76	5,871	4,653	0.25		1.24		1.94		37
10.61	6.10	3,863	77	0.04	(h)	34.35	(h)	1.06	(h)	6

11.17	4.27	12	45	0.25		26.16		2.04		35
11.18	6.88	109	134	0.13		10.37		1.81		37
10.61	6.10	175	133	0.15	(h)	49.61	(h)	1.17	(h)	6

11.17	4.29	295	71	0.14		16.90		2.21		35
11.19	6.98	37	25	0.07		50.68		2.05		37
10.62	6.20	16	12	0.06	(h)	179.75	(h)	1.47	(h)	6

11.19	4.55	40,932	35,028	0.00	(j)	0.51		2.52		35
11.21	7.13	25,880	20,307	0.00	(j)	0.70		2.29		37
10.64	6.40	13,380	2,024	0.00	(j)(h)	8.73	(h)	1.57	(h)	6

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	195

Prudential Day One 2030 Fund

Financial Highlights

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R1
Year Ended 07/31/19	$11.53	$0.18	$0.13	$0.31	$(0.22)	$(0.17)		$(0.39)
Year Ended 07/31/18	10.74	0.14	0.77	0.91	(0.12)	(-	)(f)	(0.12)
December 13, 2016(g) through July 31, 2017	10.00	0.04	0.70	0.74	-	-		-
Class R2
Year Ended 07/31/19	11.55	0.21	0.13	0.34	(0.25)	(0.17)		(0.42)
Year Ended 07/31/18	10.75	0.11	0.83	0.94	(0.14)	(-	)(f)	(0.14)
December 13, 2016(g) through July 31, 2017	10.00	0.06	0.69	0.75	-	-		-
Class R3
Year Ended 07/31/19	11.55	0.21	0.15	0.36	(0.27)	(0.17)		(0.44)
Year Ended 07/31/18	10.76	0.21	0.74	0.95	(0.16)	(-	)(f)	(0.16)
December 13, 2016(g) through July 31, 2017	10.00	0.07	0.69	0.76	-	-		-
Class R4
Year Ended 07/31/19	11.56	0.29	0.06	0.35	(0.28)	(0.17)		(0.45)
Year Ended 07/31/18	10.77	0.20	0.76	0.96	(0.17)	(-	)(f)	(0.17)
December 13, 2016(g) through July 31, 2017	10.00	0.05	0.72	0.77	-	-		-
Class R5
Year Ended 07/31/19	11.57	0.25	0.12	0.37	(0.29)	(0.17)		(0.46)
Year Ended 07/31/18	10.78	0.15	0.82	0.97	(0.18)	(-	)(f)	(0.18)
December 13, 2016(g) through July 31, 2017	10.00	0.08	0.70	0.78	-	-		-
Class R6
Year Ended 07/31/19	11.59	0.25	0.14	0.39	(0.31)	(0.17)		(0.48)
Year Ended 07/31/18	10.79	0.22	0.78	1.00	(0.20)	(-	)(f)	(0.20)
December 13, 2016(g) through July 31, 2017	10.00	0.08	0.71	0.79	-	-		-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

196

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.45	3.18%	$33	$30	0.74%		40.10%		1.62%		36%
11.53	8.47	27	15	0.66		84.71		1.29		36
10.74	7.40	14	10	0.69	(h)	195.73	(h)	0.68	(h)	5

11.47	3.46	3,404	3,149	0.49		1.40		1.87		36
11.55	8.81	2,637	883	0.47		2.63		0.99		36
10.75	7.50	13	11	0.43	(h)	183.27	(h)	0.91	(h)	5

11.47	3.63	1,349	1,018	0.34		2.03		1.93		36
11.55	8.86	728	440	0.29		4.05		1.81		36
10.76	7.60	11	10	0.29	(h)	198.46	(h)	1.09	(h)	5

11.46	3.56	12	483	0.25		3.30		2.58		36
11.56	8.98	1,114	987	0.17		2.43		1.82		36
10.77	7.70	857	507	0.17	(h)	20.56	(h)	0.80	(h)	5

11.48	3.76	3,012	2,785	0.14		1.10		2.21		36
11.57	9.08	2,728	934	0.12		2.18		1.36		36
10.78	7.80	11	10	0.08	(h)	198.14	(h)	1.30	(h)	5

11.50	3.93	36,517	29,867	0.00	(j)	0.57		2.25		36
11.59	9.33	22,067	15,382	0.00	(j)	0.97		1.94		36
10.79	7.90	9,426	1,557	0.00	(j)(h)	9.71	(h)	1.23	(h)	5

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	197

Prudential Day One 2035 Fund

Financial Highlights

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R1
Year Ended 07/31/19	$11.68	$0.12	$0.11	$0.23	$(0.23)	$(0.26)		$(0.49)
Year Ended 07/31/18	10.81	0.12	0.90	1.02	(0.15)	(-	)(f)	(0.15)
December 13, 2016(g) through July 31, 2017	10.00	0.04	0.77	0.81	-	-		-
Class R2
Year Ended 07/31/19	11.69	0.18	0.07	0.25	(0.25)	(0.26)		(0.51)
Year Ended 07/31/18	10.83	0.08	0.96	1.04	(0.18)	(-	)(f)	(0.18)
December 13, 2016(g) through July 31, 2017	10.00	0.05	0.78	0.83	-	-		-
Class R3
Year Ended 07/31/19	11.71	0.20	0.07	0.27	(0.27)	(0.26)		(0.53)
Year Ended 07/31/18	10.84	0.17	0.89	1.06	(0.19)	(-	)(f)	(0.19)
December 13, 2016(g) through July 31, 2017	10.00	0.04	0.80	0.84	-	-		-
Class R4
Year Ended 07/31/19	11.72	0.31	(0.03)	0.28	(0.28)	(0.26)		(0.54)
Year Ended 07/31/18	10.85	0.17	0.90	1.07	(0.20)	(-	)(f)	(0.20)
December 13, 2016(g) through July 31, 2017	10.00	0.05	0.80	0.85	-	-		-
Class R5
Year Ended 07/31/19	11.72	0.24	0.05	0.29	(0.30)	(0.26)		(0.56)
Year Ended 07/31/18	10.85	0.18	0.91	1.09	(0.22)	(-	)(f)	(0.22)
December 13, 2016(g) through July 31, 2017	10.00	0.08	0.77	0.85	-	-		-
Class R6
Year Ended 07/31/19	11.74	0.24	0.05	0.29	(0.31)	(0.26)		(0.57)
Year Ended 07/31/18	10.87	0.22	0.88	1.10	(0.23)	(-	)(f)	(0.23)
December 13, 2016(g) through July 31, 2017	10.00	0.07	0.80	0.87	-	-		-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

198

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.42	2.55%	$24	$17	0.72%		70.38%		1.03%		35%
11.68	9.46	12	12	0.63		106.90		1.04		28
10.81	8.10	13	10	0.65	(h)	250.51	(h)	0.58	(h)	13

11.43	2.84	353	340	0.47		4.85		1.60		35
11.69	9.62	352	77	0.44		17.83		0.70		28
10.83	8.30	11	10	0.40	(h)	246.60	(h)	0.84	(h)	13

11.45	3.01	6,271	5,850	0.32		1.31		1.83		35
11.71	9.85	5,849	4,950	0.24		1.58		1.46		28
10.84	8.40	4,044	80	0.08	(h)	40.80	(h)	0.59	(h)	13

11.46	3.12	12	28	0.21		41.69		2.78		35
11.72	9.96	50	48	0.13		27.89		1.48		28
10.85	8.50	57	37	0.14	(h)	122.15	(h)	0.73	(h)	13

11.45	3.15	95	69	0.12		17.68		2.16		35
11.72	10.07	33	15	0.04		87.88		1.54		28
10.85	8.50	11	10	0.05	(h)	246.10	(h)	1.19	(h)	13

11.46	3.23	24,312	20,031	0.00	(j)	0.81		2.14		35
11.74	10.21	15,099	11,332	0.00	(j)	1.10		1.88		28
10.87	8.70	6,889	1,284	0.00	(j)(h)	14.16	(h)	1.03	(h)	13

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	199

Prudential Day One 2040 Fund

Financial Highlights

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R1
Year Ended 07/31/19	$11.83	$0.15	$0.05	$0.20	$(0.24)	$(0.18)	$(0.42)
Year Ended 07/31/18	10.90	0.12	0.98	1.10	(0.16)	(0.01)	(0.17)
December 13, 2016(g) through July 31, 2017	10.00	0.03	0.87	0.90	-	-	-
Class R2
Year Ended 07/31/19	11.84	0.17	0.07	0.24	(0.27)	(0.18)	(0.45)
Year Ended 07/31/18	10.92	0.05	1.07	1.12	(0.19)	(0.01)	(0.20)
December 13, 2016(g) through July 31, 2017	10.00	0.05	0.87	0.92	-	-	-
Class R3
Year Ended 07/31/19	11.86	0.16	0.09	0.25	(0.29)	(0.18)	(0.47)
Year Ended 07/31/18	10.93	0.16	0.98	1.14	(0.20)	(0.01)	(0.21)
December 13, 2016(g) through July 31, 2017	10.00	0.06	0.87	0.93	-	-	-
Class R4
Year Ended 07/31/19	11.87	0.25	0.01	0.26	(0.30)	(0.18)	(0.48)
Year Ended 07/31/18	10.94	0.18	0.97	1.15	(0.21)	(0.01)	(0.22)
December 13, 2016(g) through July 31, 2017	10.00	0.03	0.91	0.94	-	-	-
Class R5
Year Ended 07/31/19	11.88	0.22	0.04	0.26	(0.31)	(0.18)	(0.49)
Year Ended 07/31/18	10.95	0.08	1.09	1.17	(0.23)	(0.01)	(0.24)
December 13, 2016(g) through July 31, 2017	10.00	0.07	0.88	0.95	-	-	-
Class R6
Year Ended 07/31/19	11.89	0.23	0.05	0.28	(0.33)	(0.18)	(0.51)
Year Ended 07/31/18	10.96	0.20	0.98	1.18	(0.24)	(0.01)	(0.25)
December 13, 2016(g) through July 31, 2017	10.00	0.06	0.90	0.96	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

200

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.61	2.28%	$16	$14	0.70%		83.37%		1.31%		26%
11.83	10.11	13	12	0.63		110.40		1.04		27
10.90	9.00	11	10	0.64	(h)	226.80	(h)	0.46	(h)	27

11.63	2.65	2,424	1,689	0.45		2.02		1.50		26
11.84	10.26	1,157	299	0.43		5.77		0.43		27
10.92	9.20	12	11	0.39	(h)	219.37	(h)	0.69	(h)	27

11.64	2.73	1,491	915	0.30		2.43		1.42		26
11.86	10.49	550	281	0.26		6.12		1.34		27
10.93	9.30	11	10	0.24	(h)	226.24	(h)	0.86	(h)	27

11.65	2.84	12	35	0.20		33.44		2.14		26
11.87	10.60	61	124	0.13		11.98		1.58		27
10.94	9.40	115	71	0.13	(h)	81.65	(h)	0.52	(h)	27

11.65	2.87	6,056	5,822	0.10		1.18		1.94		26
11.88	10.71	6,070	1,981	0.09		1.75		0.72		27
10.95	9.50	11	10	0.03	(h)	225.96	(h)	1.07	(h)	27

11.66	3.13	17,752	15,067	0.00	(j)	0.91		2.01		26
11.89	10.86	12,643	9,501	0.00	(j)	1.52		1.75		27
10.96	9.60	5,693	1,375	0.00	(j)(h)	13.42	(h)	0.85	(h)	27

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	201

Prudential Day One 2045 Fund

Financial Highlights

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R1
Year Ended 07/31/19	$11.91	$0.14	$(0.04)	$0.10	$(0.24)	$(0.30)	$(0.54)
Year Ended 07/31/18	10.97	0.11	1.02	1.13	(0.18)	(0.01)	(0.19)
December 13, 2016(g) through July 31, 2017	10.00	0.03	0.94	0.97	-	-	-
Class R2
Year Ended 07/31/19	11.94	0.09	0.03	0.12	(0.27)	(0.30)	(0.57)
Year Ended 07/31/18	10.98	0.13	1.04	1.17	(0.20)	(0.01)	(0.21)
December 13, 2016(g) through July 31, 2017	10.00	0.04	0.94	0.98	-	-	-
Class R3
Year Ended 07/31/19	11.94	0.18	(0.03)	0.15	(0.29)	(0.30)	(0.59)
Year Ended 07/31/18	10.99	0.15	1.03	1.18	(0.22)	(0.01)	(0.23)
December 13, 2016(g) through July 31, 2017	10.00	0.03	0.96	0.99	-	-	-
Class R4
Year Ended 07/31/19	11.95	0.23	(0.08)	0.15	(0.30)	(0.30)	(0.60)
Year Ended 07/31/18	11.00	0.24	0.95	1.19	(0.23)	(0.01)	(0.24)
December 13, 2016(g) through July 31, 2017	10.00	0.03	0.97	1.00	-	-	-
Class R5
Year Ended 07/31/19	11.96	0.18	(0.02)	0.16	(0.31)	(0.30)	(0.61)
Year Ended 07/31/18	11.01	0.14	1.06	1.20	(0.24)	(0.01)	(0.25)
December 13, 2016(g) through July 31, 2017	10.00	0.07	0.94	1.01	-	-	-
Class R6
Year Ended 07/31/19	11.99	0.22	(0.05)	0.17	(0.33)	(0.30)	(0.63)
Year Ended 07/31/18	11.03	0.19	1.04	1.23	(0.26)	(0.01)	(0.27)
December 13, 2016(g) through July 31, 2017	10.00	0.05	0.98	1.03	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

202

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.47	1.78%	$13	$12	0.69%		96.93%		1.26%		31%
11.91	10.31	12	12	0.62		110.92		0.96		33
10.97	9.70	11	10	0.64	(h)	218.87	(h)	0.39	(h)	21

11.49	1.99	98	58	0.44		21.72		0.78		31
11.94	10.75	27	17	0.38		78.26		1.09		33
10.98	9.80	12	11	0.39	(h)	216.07	(h)	0.63	(h)	21

11.50	2.26	7,639	6,657	0.29		1.80		1.58		31
11.94	10.79	5,927	4,901	0.22		2.11		1.33		33
10.99	9.90	3,812	76	0.09	(h)	42.49	(h)	0.38	(h)	21

11.50	2.29	31	217	0.20		6.89		2.01		31
11.95	10.90	458	361	0.13		5.30		2.04		33
11.00	10.00	247	142	0.12	(h)	59.08	(h)	0.38	(h)	21

11.51	2.41	174	101	0.09		12.95		1.62		31
11.96	11.00	51	19	0.04		67.28		1.24		33
11.01	10.10	12	11	0.04	(h)	216.62	(h)	0.99	(h)	21

11.53	2.50	9,601	8,229	0.00	(j)	1.43		1.99		31
11.99	11.24	7,129	5,157	0.00	(j)	1.77		1.63		33
11.03	10.30	3,451	665	0.00	(j)(h)	22.86	(h)	0.80	(h)	21

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	203

Prudential Day One 2050 Fund

Financial Highlights

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R1
Year Ended 07/31/19	$11.92	$0.13	$(0.02)	$0.11	$(0.25)	$(0.19)	$(0.44)
Year Ended 07/31/18	10.95	0.11	1.05	1.16	(0.18)	(0.01)	(0.19)
December 13, 2016(g) through July 31, 2017	10.00	0.01	0.94	0.95	-	-	-
Class R2
Year Ended 07/31/19	11.93	0.15	(0.03)	0.12	(0.27)	(0.19)	(0.46)
Year Ended 07/31/18	10.96	0.03	1.16	1.19	(0.21)	(0.01)	(0.22)
December 13, 2016(g) through July 31, 2017	10.00	0.04	0.92	0.96	-	-	-
Class R3
Year Ended 07/31/19	11.95	0.14	- (i)	0.14	(0.29)	(0.19)	(0.48)
Year Ended 07/31/18	10.97	0.12	1.10	1.22	(0.23)	(0.01)	(0.24)
December 13, 2016(g) through July 31, 2017	10.00	0.05	0.92	0.97	-	-	-
Class R4
Year Ended 07/31/19	11.95	1.53	(1.40)	0.13	(0.30)	(0.19)	(0.49)
Year Ended 07/31/18	10.98	0.14	1.08	1.22	(0.24)	(0.01)	(0.25)
December 13, 2016(g) through July 31, 2017	10.00	0.03	0.95	0.98	-	-	-
Class R5
Year Ended 07/31/19	11.96	0.20	(0.03)	0.17	(0.32)	(0.19)	(0.51)
Year Ended 07/31/18	10.99	0.07	1.16	1.23	(0.25)	(0.01)	(0.26)
December 13, 2016(g) through July 31, 2017	10.00	0.06	0.93	0.99	-	-	-
Class R6
Year Ended 07/31/19	11.99	0.20	(0.03)	0.17	(0.33)	(0.19)	(0.52)
Year Ended 07/31/18	11.00	0.19	1.08	1.27	(0.27)	(0.01)	(0.28)
December 13, 2016(g) through July 31, 2017	10.00	0.06	0.94	1.00	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

204

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.59	1.61%	$166	$145	0.68%		11.03%		1.11%		30%
11.92	10.68	142	122	0.61		15.48		0.95		56
10.95	9.50	98	15	0.59	(h)	192.34	(h)	0.14	(h)	18

11.59	1.83	1,951	1,348	0.43		3.75		1.33		30
11.93	10.96	982	284	0.41		8.52		0.26		56
10.96	9.60	18	11	0.38	(h)	257.36	(h)	0.54	(h)	18

11.61	2.01	1,074	655	0.28		4.43		1.22		30
11.95	11.19	347	162	0.24		12.24		1.01		56
10.97	9.70	11	10	0.23	(h)	267.71	(h)	0.71	(h)	18

11.59	1.95	12	68	0.19		19.83		13.14		30
11.95	11.21	160	113	0.12		15.66		1.24		56
10.98	9.80	75	45	0.11	(h)	141.42	(h)	0.39	(h)	18

11.62	2.24	732	608	0.08		4.47		1.73		30
11.96	11.31	560	176	0.06		10.80		0.56		56
10.99	9.90	11	10	0.02	(h)	267.38	(h)	0.92	(h)	18

11.64	2.33	7,037	5,316	0.00	(j)	2.60		1.75		30
11.99	11.65	3,884	2,964	0.00	(j)	4.62		1.64		56
11.00	10.00	2,013	318	0.00	(j)(h)	49.96	(h)	0.83	(h)	18

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	205

Prudential Day One 2055 Fund

Financial Highlights

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R1
Year Ended 07/31/19	$12.10	$0.14	$(0.15)	$(0.01)	$(0.24)	$(0.33)	$(0.57)
Year Ended 07/31/18	11.07	0.10	1.12	1.22	(0.19)	-	(0.19)
December 13, 2016(g) through July 31, 2017	10.00	0.02	1.05	1.07	-	-	-
Class R2
Year Ended 07/31/19	12.12	0.12	(0.10)	0.02	(0.27)	(0.33)	(0.60)
Year Ended 07/31/18	11.09	0.10	1.15	1.25	(0.22)	-	(0.22)
December 13, 2016(g) through July 31, 2017	10.00	0.03	1.06	1.09	-	-	-
Class R3
Year Ended 07/31/19	12.13	0.18	(0.14)	0.04	(0.29)	(0.33)	(0.62)
Year Ended 07/31/18	11.10	0.15	1.12	1.27	(0.24)	-	(0.24)
December 13, 2016(g) through July 31, 2017	10.00	0.02	1.08	1.10	-	-	-
Class R4
Year Ended 07/31/19	12.14	0.26	(0.21)	0.05	(0.30)	(0.33)	(0.63)
Year Ended 07/31/18	11.11	0.16	1.12	1.28	(0.25)	-	(0.25)
December 13, 2016(g) through July 31, 2017	10.00	0.03	1.08	1.11	-	-	-
Class R5
Year Ended 07/31/19	12.15	0.14	(0.09)	0.05	(0.31)	(0.33)	(0.64)
Year Ended 07/31/18	11.12	0.16	1.13	1.29	(0.26)	-	(0.26)
December 13, 2016(g) through July 31, 2017	10.00	0.06	1.06	1.12	-	-	-
Class R6
Year Ended 07/31/19	12.16	0.21	(0.14)	0.07	(0.33)	(0.33)	(0.66)
Year Ended 07/31/18	11.13	0.19	1.12	1.31	(0.28)	-	(0.28)
December 13, 2016(g) through July 31, 2017	10.00	0.04	1.09	1.13	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

206

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.52	0.89%	$15	$15	0.66%		81.24%		1.22%		29%
12.10	11.10	15	12	0.61		110.87		0.87		29
11.07	10.70	11	10	0.64	(h)	257.86	(h)	0.23	(h)	4

11.54	1.19	63	43	0.41		30.82		1.05		29
12.12	11.34	36	23	0.37		58.64		0.86		29
11.09	10.90	17	11	0.38	(h)	250.88	(h)	0.47	(h)	4

11.55	1.37	3,699	3,177	0.26		3.70		1.59		29
12.13	11.48	2,791	2,323	0.21		4.29		1.26		29
11.10	11.00	1,795	41	0.13	(h)	93.88	(h)	0.25	(h)	4

11.56	1.49	13	33	0.17		37.86		2.20		29
12.14	11.59	66	56	0.11		26.45		1.34		29
11.11	11.10	45	25	0.13	(h)	166.78	(h)	0.41	(h)	4

11.56	1.53	90	50	0.05		26.07		1.20		29
12.15	11.69	21	14	0.01		96.19		1.37		29
11.12	11.20	11	10	0.03	(h)	257.05	(h)	0.84	(h)	4

11.57	1.72	3,635	3,169	0.00	(j)	3.36		1.87		29
12.16	11.85	2,777	2,185	0.00	(j)	3.99		1.62		29
11.13	11.30	950	287	0.00	(j)(h)	60.80	(h)	0.53	(h)	4

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	207

Prudential Day One 2060 Fund

Financial Highlights

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations		Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R1
Year Ended 07/31/19	$12.06	$0.13	$(0.15)	$(0.02)		$(0.25)	$(0.17)	$(0.42)
Year Ended 07/31/18	11.01	0.10	1.15	1.25		(0.20)	-	(0.20)
December 13, 2016(g) through July 31, 2017	10.00	0.01	1.00	1.01		-	-	-
Class R2
Year Ended 07/31/19	12.08	0.15	(0.15)	-	(i)	(0.28)	(0.17)	(0.45)
Year Ended 07/31/18	11.03	0.06	1.21	1.27		(0.22)	-	(0.22)
December 13, 2016(g) through July 31, 2017	10.00	0.03	1.00	1.03		-	-	-
Class R3
Year Ended 07/31/19	12.09	0.14	(0.11)	0.03		(0.30)	(0.17)	(0.47)
Year Ended 07/31/18	11.04	0.13	1.16	1.29		(0.24)	-	(0.24)
December 13, 2016(g) through July 31, 2017	10.00	0.04	1.00	1.04		-	-	-
Class R4
Year Ended 07/31/19	12.10	0.19	(0.16)	0.03		(0.31)	(0.17)	(0.48)
Year Ended 07/31/18	11.04	0.16	1.15	1.31		(0.25)	-	(0.25)
December 13, 2016(g) through July 31, 2017	10.00	0.05	0.99	1.04		-	-	-
Class R5
Year Ended 07/31/19	12.11	0.02	0.02	0.04		(0.32)	(0.17)	(0.49)
Year Ended 07/31/18	11.05	0.16	1.16	1.32		(0.26)	-	(0.26)
December 13, 2016(g) through July 31, 2017	10.00	0.05	1.00	1.05		-	-	-
Class R6
Year Ended 07/31/19	12.11	0.22	(0.16)	0.06		(0.34)	(0.17)	(0.51)
Year Ended 07/31/18	11.06	0.22	1.11	1.33		(0.28)	-	(0.28)
December 13, 2016(g) through July 31, 2017	10.00	0.05	1.01	1.06		-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

208

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.62	0.57%	$12	$12	0.66%		111.01%		1.10%		35%
12.06	11.37	12	12	0.61		149.96		0.87		90
11.01	10.10	11	10	0.63	(h)	479.61	(h)	0.22	(h)	18

11.63	0.79	388	226	0.41		18.79		1.31		35
12.08	11.61	94	29	0.38		79.88		0.51		90
11.03	10.30	11	10	0.37	(h)	479.48	(h)	0.47	(h)	18

11.65	1.05	279	173	0.26		20.50		1.25		35
12.09	11.75	121	80	0.22		53.70		1.11		90
11.04	10.40	11	10	0.23	(h)	479.19	(h)	0.61	(h)	18

11.65	1.09	12	12	0.16		106.19		1.66		35
12.10	11.96	13	12	0.11		147.15		1.35		90
11.04	10.40	11	10	0.12	(h)	479.00	(h)	0.72	(h)	18

11.66	1.21	67	35	0.06		45.88		0.15		35
12.11	12.06	16	13	0.01		140.94		1.39		90
11.05	10.50	11	10	0.02	(h)	478.98	(h)	0.83	(h)	18

11.66	1.39	1,424	981	0.00	(j)	14.67		1.90		35
12.11	12.12	452	266	0.00	(j)	42.30		1.84		90
11.06	10.60	52	19	0.00	(j)(h)	459.90	(h)	0.79	(h)	18

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	209

Financial Highlights (continued)

(a)	Calculated based on average shares outstanding during the period.
(b)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	Less than $(0.005) per share.
(g)	Commencement of operations.
(h)	Annualized.
(i)	Less than $0.005 per share.
(j)

As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses. The effect of such waivers was as follows:

Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the Manager

Fund	Year Ended 07/31/19	Year Ended 07/31/18	December 13, 2016(g) through July 31, 2017*
Day One Income (Class R6)	(0.01)%	(0.09)%	(0.19)%(h)
Day One 2010 (Class R6)	(0.02)%	(0.13)%	(0.27)%(h)
Day One 2015 (Class R6)	(0.02)%	(0.11)%	(0.22)%(h)
Day One 2020 (Class R6)	(0.01)%	(0.10)%	(0.21)%(h)
Day One 2025 (Class R6)	(0.01)%	(0.09)%	(0.19)%(h)
Day One 2030 (Class R6)	(0.01)%	(0.07)%	(0.14)%(h)
Day One 2035 (Class R6)	(0.03)%	(0.11)%	(0.16)%(h)
Day One 2040 (Class R6)	(0.05)%	(0.11)%	(0.17)%(h)
Day One 2045 (Class R6)	(0.06)%	(0.12)%	(0.16)%(h)
Day One 2050 (Class R6)	(0.07)%	(0.13)%	(0.19)%(h)
Day One 2055 (Class R6)	(0.09)%	(0.13)%	(0.15)%(h)
Day One 2060 (Class R6)	(0.09)%	(0.14)%	(0.15)%(h)

* Certain prior year amounts have been classified for consistency with the current period presentation.

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

210

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees

Prudential Investment Portfolios 5:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the funds listed in Appendix A (each, a Fund and collectively, the Funds), each a series of Prudential Investment Portfolios 5, including the schedule of investments, as of July 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or period indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Fund as of July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2019, by correspondence with the transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

September 19, 2019

Prudential Day One Funds	211

Appendix A

Prudential Day One Income Fund

Prudential Day One 2010 Fund

Prudential Day One 2015 Fund

Prudential Day One 2020 Fund

Prudential Day One 2025 Fund

Prudential Day One 2030 Fund

Prudential Day One 2035 Fund

Prudential Day One 2040 Fund

Prudential Day One 2045 Fund

Prudential Day One 2050 Fund

Prudential Day One 2055 Fund

Prudential Day One 2060 Fund

212

Federal Income Tax Information (unaudited)

We are advising you that during the fiscal year ended July 31, 2019, the Funds reported the maximum amount allowed per share for Class R1, R2, R3, R4, R5 and R6 shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

Capital Gain Distributions
Prudential Day One Income Fund	0.06
Prudential Day One 2010 Fund	0.14
Prudential Day One 2015 Fund	0.12
Prudential Day One 2020 Fund	0.09
Prudential Day One 2025 Fund	0.15
Prudential Day One 2030 Fund	0.14
Prudential Day One 2035 Fund	0.23
Prudential Day One 2040 Fund	0.16
Prudential Day One 2045 Fund	0.28
Prudential Day One 2050 Fund	0.18
Prudential Day One 2055 Fund	0.29
Prudential Day One 2060 Fund	0.11

For the year ended July 31, 2019, the Fund reports the maximum amount allowable under Section 854 of the Internal Revenue Code, but not less than, the following percentages of the ordinary income dividends paid as 1) qualified dividend income (QDI); and 2) eligible for corporate dividends received deduction (DRD):

	QDI	DRD
Prudential Day One Income Fund	18.20%	12.28%
Prudential Day One 2010 Fund	15.36%	10.60%
Prudential Day One 2015 Fund	20.95%	14.53%
Prudential Day One 2020 Fund	26.84%	18.71%
Prudential Day One 2025 Fund	31.01%	21.56%
Prudential Day One 2030 Fund	40.67%	28.29%
Prudential Day One 2035 Fund	45.97%	30.62%
Prudential Day One 2040 Fund	48.28%	32.39%
Prudential Day One 2045 Fund	52.36%	33.35%
Prudential Day One 2050 Fund	55.11%	34.68%
Prudential Day One 2055 Fund	54.94%	33.39%
Prudential Day One 2060 Fund	50.11%	29.92%

In January 2020, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of dividends and distributions received by you in calendar year 2019.

Prudential Day One Funds	213

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 3/11/58 Board Member Portfolios Overseen: 96	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (since 2009); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 7/13/52 Board Member Portfolios Overseen: 96	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

Prudential Day One Funds

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 7/9/52 Board Member Portfolios Overseen: 96	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

Barry H. Evans 11/2/60 Board Member Portfolios Overseen: 95	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014–2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 10/13/56 Board Member & Independent Chair Portfolios Overseen: 96	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

Visit our website at pgiminvestments.com

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 9/29/62 Board Member Portfolios Overseen: 95	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Synnex Corporation (since April 2019) (information technology); Independent Director, Kabbage, Inc. (since July 2018) (financial services); Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Michael S. Hyland, CFA 10/4/45 Board Member Portfolios Overseen: 96	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Brian K. Reid 9/22/61 Board Member Portfolios Overseen: 95	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

Prudential Day One Funds

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 6/28/59 Board Member Portfolios Overseen: 95	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 10/5/62 Board Member & President Portfolios Overseen: 96	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

Visit our website at pgiminvestments.com

Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin 5/21/73 Board Member & Vice President Portfolios Overseen: 96	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara 9/11/55 Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988—August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012

Prudential Day One Funds

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Dino Capasso 8/19/74 Chief Compliance Officer	Chief Compliance Officer (July 2019-Present) of PGIM Investments LLC; Chief Compliance Officer (July 2019-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global High Yield Fund, Inc., and PGIM High Yield Bond Fund, Inc.; Vice President and Deputy Chief Compliance Officer (June 2017-2019) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

Andrew R. French 12/22/62 Secretary	Vice President of PGIM Investments LLC (December 2018-Present); formerly Vice President and Corporate Counsel (February 2010-December 2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Jonathan D. Shain 8/9/58 Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

Claudia DiGiacomo 10/14/74 Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Diana N. Huffman 4/14/82 Assistant Secretary	Vice President and Corporate Counsel (since September 2015) of Prudential; formerly Associate at Willkie Farr & Gallagher LLP (2009-2015).	Since March 2019

Christian J. Kelly 5/5/75 Treasurer and Principal Financial and Accounting Officer	Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly, Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

Peter Parrella 8/21/58 Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within PGIM Investments Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since June 2007

Visit our website at pgiminvestments.com

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Lana Lomuti 6/7/67 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Linda McMullin 7/10/61 Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within PGIM Investments Fund Administration.	Since April 2014

Kelly A. Coyne 8/8/68 Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

Charles H. Smith 1/11/73 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007-December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998-January 2007).	Since January 2017

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Prudential Day One Funds

Approval of Advisory Agreements (unaudited)

The Funds’ Boards of Trustees

The Boards of Trustees (the “Board”) of the Prudential Day One Funds (each, a “Fund”, and collectively, the “Funds”)1 consists of eleven individuals, nine2 of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of each Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with QMA LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow.

[1]

Each of the Prudential Day One Funds is a series of Prudential Investment Portfolios 5. The Prudential Day One Funds are: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, and Prudential Day One 2060 Fund.

[2]

Grace C. Torres was an Interested Trustee of the Fund at the time the Board considered and approved the renewal of the Fund’s advisory agreements, but has since become an Independent Trustee of the Fund.

Prudential Day One Funds

Approval of Advisory Agreements (continued)

In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to each Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Trustees determined that the overall arrangements between each Fund and PGIM Investments, which serves as each Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as each Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for each Fund, as well as the provision of fund recordkeeping, compliance and other services to each Fund, and PGIM Investments’ role as administrator for the Funds’ liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, including investment research and security selection, as well as adherence to each Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of the QMA portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio.

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The Board was provided with information pertaining to PGIM Investments’ and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and QMA. The Board also noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer (“CCO”) as to each of PGIM Investments and QMA.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to each Fund by QMA, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as each Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2018 exceeded the management fees paid by each Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as each Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of each Fund, the management fees of the Funds compared to similarly managed funds and PGIM Investments’ investment in each Fund. The Board noted that economies of scale can be shared with each Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of each Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

Prudential Day One Funds

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA and their affiliates as a result of their relationship with each Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by each Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Funds. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Funds / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of each Fund for the one-year period ended December 31, 2018. The Board considered that each Fund commenced operations on December 13, 2016 and that longer-term performance was not yet available.

The Board also considered each Fund’s actual management fee, as well as each Fund’s net total expense ratio, for the fiscal year ended July 31, 2018. The Board considered the management fee for each Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, for each Fund were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed each Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

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The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance, fees and overall expenses. For each Fund, the table sets forth net performance comparisons (which reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of fund expenses, or any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Prudential Day One Income Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2019.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2010 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

Prudential Day One Funds

Approval of Advisory Agreements (continued)

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2019.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2015 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2019.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

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•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2020 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2019.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2025 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•	The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating

Prudential Day One Funds

Approval of Advisory Agreements (continued)

expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2019.
•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2030 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2019.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

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Prudential Day One 2035 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2019.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2040 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2019.

Prudential Day One Funds

Approval of Advisory Agreements (continued)

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2045 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2019.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2050 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

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•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2019.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2055 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2019.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

Prudential Day One Funds

Approval of Advisory Agreements (continued)

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2060 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2019.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of each Fund and its shareholders.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Funds’ subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus and summary prospectus for each Fund contain this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Day One Funds, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

The Funds’ Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL DAY ONE FUNDS	NASDAQ	CUSIP		NASDAQ	CUSIP		NASDAQ	CUSIP
Prudential Day One Income Fund (Share Class R1)	PDADX	74445D109	Prudential Day One 2025 Fund (Share Class R1)	PDEDX	74445D711	Prudential Day One 2045 Fund (Share Class R1)	PDIDX	74445D448
Prudential Day One Income Fund (Share Class R2)	PDAEX	74445D208	Prudential Day One 2025 Fund (Share Class R2)	PDEEX	74445D695	Prudential Day One 2045 Fund (Share Class R2)	PDIEX	74445D430
Prudential Day One Income Fund (Share Class R3)	PDAFX	74445D307	Prudential Day One 2025 Fund (Share Class R3)	PDEFX	74445D687	Prudential Day One 2045 Fund (Share Class R3)	PDIKX	74445D422
Prudential Day One Income Fund (Share Class R4)	PDAGX	74445D406	Prudential Day One 2025 Fund (Share Class R4)	PDEGX	74445D679	Prudential Day One 2045 Fund (Share Class R4)	PDIGX	74445D414
Prudential Day One Income Fund (Share Class R5)	PDAHX	74445D505	Prudential Day One 2025 Fund (Share Class R5)	PDEHX	74445D661	Prudential Day One 2045 Fund (Share Class R5)	PDIHX	74445D398
Prudential Day One Income Fund (Share Class R6)	PDAJX	74445D604	Prudential Day One 2025 Fund (Share Class R6)	PDEJX	74445D653	Prudential Day One 2045 Fund (Share Class R6)	PDIJX	74445D380
Prudential Day One 2010 Fund (Share Class R1)	PDBDX	74445D703	Prudential Day One 2030 Fund (Share Class R1)	PDFCX	74445D646	Prudential Day One 2050 Fund (Share Class R1)	PDJDX	74445D372
Prudential Day One 2010 Fund (Share Class R2)	PDBEX	74445D802	Prudential Day One 2030 Fund (Share Class R2)	PDFEX	74445D638	Prudential Day One 2050 Fund (Share Class R2)	PDJEX	74445D364
Prudential Day One 2010 Fund (Share Class R3)	PDBFX	74445D885	Prudential Day One 2030 Fund (Share Class R3)	PDFFX	74445D620	Prudential Day One 2050 Fund (Share Class R3)	PDJFX	74445D356
Prudential Day One 2010 Fund (Share Class R4)	PDBGX	74445D877	Prudential Day One 2030 Fund (Share Class R4)	PDFGX	74445D612	Prudential Day One 2050 Fund (Share Class R4)	PDJGX	74445D349
Prudential Day One 2010 Fund (Share Class R5)	PDBHX	74445D869	Prudential Day One 2030 Fund (Share Class R5)	PDFHX	74445D596	Prudential Day One 2050 Fund (Share Class R5)	PDJHX	74445D331
Prudential Day One 2010 Fund (Share Class R6)	PDBJX	74445D851	Prudential Day One 2030 Fund (Share Class R6)	PDFJX	74445D588	Prudential Day One 2050 Fund (Share Class R6)	PDJJX	74445D323
Prudential Day One 2015 Fund (Share Class R1)	PDCDX	74445D844	Prudential Day One 2035 Fund (Share Class R1)	PDGCX	74445D570	Prudential Day One 2055 Fund (Share Class R1)	PDKDX	74445D315
Prudential Day One 2015 Fund (Share Class R2)	PDCEX	74445D836	Prudential Day One 2035 Fund (Share Class R2)	PDGEX	74445D562	Prudential Day One 2055 Fund (Share Class R2)	PDKEX	74445D299
Prudential Day One 2015 Fund (Share Class R3)	PDCFX	74445D828	Prudential Day One 2035 Fund (Share Class R3)	PDGFX	74445D554	Prudential Day One 2055 Fund (Share Class R3)	PDKFX	74445D281
Prudential Day One 2015 Fund (Share Class R4)	PDCGX	74445D810	Prudential Day One 2035 Fund (Share Class R4)	PDGGX	74445D547	Prudential Day One 2055 Fund (Share Class R4)	PDKGX	74445D273
Prudential Day One 2015 Fund (Share Class R5)	PDCHX	74445D794	Prudential Day One 2035 Fund (Share Class R5)	PDGHX	74445D539	Prudential Day One 2055 Fund (Share Class R5)	PDKHX	74445D265
Prudential Day One 2015 Fund (Share Class R6)	PDCJX	74445D786	Prudential Day One 2035 Fund (Share Class R6)	PDGJX	74445D521	Prudential Day One 2055 Fund (Share Class R6)	PDKJX	74445D257
Prudential Day One 2020 Fund (Share Class R1)	PDDDX	74445D778	Prudential Day One 2040 Fund (Share Class R1)	PDHDX	74445D513	Prudential Day One 2060 Fund (Share Class R1)	PDLDX	74445D240
Prudential Day One 2020 Fund (Share Class R2)	PDDEX	74445D760	Prudential Day One 2040 Fund (Share Class R2)	PDHEX	74445D497	Prudential Day One 2060 Fund (Share Class R2)	PDLEX	74445D232
Prudential Day One 2020 Fund (Share Class R3)	PDDFX	74445D752	Prudential Day One 2040 Fund (Share Class R3)	PDHFX	74445D489	Prudential Day One 2060 Fund (Share Class R3)	PDLFX	74445D224
Prudential Day One 2020 Fund (Share Class R4)	PDDGX	74445D745	Prudential Day One 2040 Fund (Share Class R4)	PDHGX	74445D471	Prudential Day One 2060 Fund (Share Class R4)	PDLGX	74445D216
Prudential Day One 2020 Fund (Share Class R5)	PDDHX	74445D737	Prudential Day One 2040 Fund (Share Class R5)	PDHHX	74445D463	Prudential Day One 2060 Fund (Share Class R5)	PDLHX	74445D190
Prudential Day One 2020 Fund (Share Class R6)	PDDJX	74445D729	Prudential Day One 2040 Fund (Share Class R6)	PDHJX	74445D455	Prudential Day One 2060 Fund (Share Class R6)	PDLJX	74445D182

MF236E

PGIM 60/40 ALLOCATION FUND

ANNUAL REPORT

JULY 31, 2019

Objective: Seek a balance between growth and conservation of capital.

Highlights

•	The Fund is comprised of two underlying funds: the PGIM Total Return Bond Fund and the PGIM QMA Large-Cap Core Equity Fund.

•

The Fund benefited from its underlying position in the PGIM Total Return Bond Fund, which outperformed its benchmark—the Bloomberg Barclays US Aggregate Bond Index—by 1.32% during the period for the 12-month period ending July 31, 2019.

•	The Fund’s underlying stock position in the PGIM QMA Large-Cap Core Equity Fund underperformed its benchmark—the S&P 500 Index—by 3.76% during the period.

•	The Fund benefited most from its exposure to bonds versus stocks, as the Bloomberg Barclays US Aggregate Bond Index outperformed the S&P 500 by 0.09% during the period.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of QMA LLC, a registered investment adviser and, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Table of Contents

Your Fund’s Performance	5

Growth of a $10,000 Investment	5

Strategy and Performance Overview	7

Fees and Expenses	8

Holdings and Financial Statements	11

Approval of Advisory Agreements

PGIM 60/40 Allocation Fund	3

This Page Intentionally Left Blank

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 7/31/19
	One Year (%)	Since Inception (%)
Fund	6.73	8.54 (9/13/17)
Custom Benchmark Index
	8.47	8.95
Lipper Mixed Asset Target Allocation Growth Funds Average
	3.57	6.20

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund with a similar investment in the Custom Benchmark Index (60% S&P 500 Index/40% Bloomberg Barclays US Aggregate Bond Index) by portraying the initial account values at the commencement of operations (September 13, 2017) and the account values at the end of the current fiscal year (July 31, 2019), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, the returns would have been lower.

PGIM 60/40 Allocation Fund	5

Your Fund’s Performance (continued)

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

Custom Benchmark Index—The Custom Benchmark is comprised of 60% S&P 500 Index and 40% Bloomberg Barclays US Aggregate Bond Index.

Lipper Mixed Asset Target Allocation Growth Funds Average—Lipper Mixed Asset Target Allocation Growth Funds Average are funds that by portfolio practice maintain a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

60/40 Allocation Ten Largest Holdings	Line of Business	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	59.6%
PGIM Total Return Bond Fund	Total Return Bond	40.3%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term Investments. Holdings/Issues/Industries/Sectors are subject to change.

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PGIM 60/40 Allocation Fund

Strategy and Performance Overview

How did the Fund perform?

The PGIM 60/40 Allocation Fund’s Class R6 shares returned 6.73% in the 12-month reporting period that ended July 31, 2019, underperforming the 8.47% return of its custom benchmark—a 60%/40% blend of the S&P 500 Index and the Bloomberg Barclays US Aggregate Bond Index, respectively.

What were the market conditions?

•

US stocks performed strongly during the reporting period. Large-cap equities led the way, significantly outpacing their mid- and small-cap counterparts. International and emerging-markets equities fell, notably trailing US large-cap stocks.

•

The bond market delivered mixed returns during the period. The best performance was in US core bonds, which outperformed nearly all other fixed income asset classes. US investment-grade corporate bonds posted a double-digit gain, outperforming the strong performance of US government nominal bonds.

What worked?

•	The Fund benefited most from its exposure to bonds versus stocks, as the Bloomberg Barclays US Aggregate Bond Index outperformed the S&P 500 by 0.09% during the period.

•	The Fund also benefited from its underlying position in the PGIM Total Return Bond Fund, which outperformed its benchmark—the Bloomberg Barclays US Aggregate Bond Index—by 1.32% during the period.

What didn’t work?

•	The Fund’s underlying stock position in the PGIM QMA Large-Cap Core Equity Fund underperformed its benchmark—the S&P 500 Index—by 3.76% during the period.

Current outlook

•	QMA believes that US-China interests have permanently diverged and should be viewed in the context of a geopolitical competition that is unlikely to be resolved by a trade deal.

•

QMA believes the current tensions are likely to persist for some time, albeit with some ebb and flow. A positive scenario for risk assets could involve a US-China trade truce ahead of the 2020 US presidential election, along with continued central bank dovishness (i.e., moderating their stance on interest rate hikes) and additional China stimulus.

PGIM 60/40 Allocation Fund	7

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended July 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

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period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM 60/40 Allocation Fund		Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R6	Actual	$1,000.00	$1,084.10	0.40%	$2.07
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2019, and divided by 365 days in the Fund’s fiscal year ended July 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM 60/40 Allocation Fund	9

PGIM 60/40 Allocation Fund

Schedule of Investments

as of July 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM QMA Large-Cap Core Equity Fund (Class R6)	657,818	$10,136,981
PGIM Total Return Bond Fund (Class R6)	465,064	6,868,996

TOTAL LONG-TERM INVESTMENTS (cost $15,482,380)		17,005,977

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $79,196)	79,196	79,196

TOTAL INVESTMENTS 100.4% (cost $15,561,576)(w)		17,085,173
Liabilities in excess of other assets (0.4)%		(65,733)

NET ASSETS 100.0%		$17,019,440

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$17,085,173	$—	$—

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund	11

PGIM 60/40 Allocation Fund

Schedule of Investments (continued)

as of July 31, 2019

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows (unaudited):

Large Cap	59.6%
Total Return Bond	40.3
Short Term	0.5

100.4
Liabilities in excess of other assets	(0.4)

100.0%

See Notes to Financial Statements.

12

Statement of Assets & Liabilities

as of July 31, 2019

Assets
Affiliated investments (cost $15,561,576)	$17,085,173
Receivable for Fund shares sold	265,324
Due from Manager	19,160
Dividends receivable	16,397

Total Assets	17,386,054

Liabilities
Payable for investments purchased	280,767
Custodian and accounting fees payable	49,117
Audit fee payable	22,727
Accrued expenses and other liabilities	13,976
Payable for Fund shares reacquired	14
Affiliated transfer agent fee payable	13

Total Liabilities	366,614

Net Assets	$17,019,440

Net assets were comprised of:
Shares of beneficial interest, at par	$1,534
Paid-in capital in excess of par	15,442,313
Total distributable earnings (loss)	1,575,593

Net assets, July 31, 2019	$17,019,440

Class R6
Net asset value, offering price and redemption price per share,
($17,019,440 ÷ 1,534,168 shares of beneficial interest issued and outstanding)	$11.09

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund	13

Statement of Operations

Year Ended July 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$187,326

Expenses
Management fee	1,973
Custodian and accounting fees	74,191
Legal fees and expenses	30,161
Audit fee	22,725
Shareholders’ reports	20,734
Trustees’ fees	11,233
Registration fees	1,000
Transfer agent’s fees and expenses (including affiliated expense of $71)	88
Miscellaneous	13,017

Total expenses	175,122
Less: Fee waiver and/or expense reimbursement	(172,490)

Net expenses	2,632

Net investment income (loss)	184,694

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(364,322)
Net capital gain distributions received	358,455

(5,867)

Net change in unrealized appreciation (depreciation) on investments	1,490,347

Net gain (loss) on investment transactions	1,484,480

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,669,174

See Notes to Financial Statements.

14

Statements of Changes in Net Assets

	Year Ended July 31, 2019		September 13, 2017* through July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$184,694	$4,914
Net realized gain (loss) on investment transactions		(364,322)	(389)
Net capital gain distributions received		358,455	1,020
Net change in unrealized appreciation (depreciation) on investments		1,490,347	33,250

Net increase (decrease) in net assets resulting from operations		1,669,174	38,795

Dividends and Distributions
Distributions from distributable earnings**
Class R6		(132,175)	—

Dividends from net investment income**
Class R6		**	(201)

Fund share transactions
Net proceeds from shares sold		14,210,268	3,008,789
Net asset value of shares issued in reinvestment of dividends and distributions		132,175	201
Cost of shares reacquired		(1,758,924)	(148,662)

Net increase (decrease) in net assets from Fund share transactions		12,583,519	2,860,328

Total increase (decrease)		14,120,518	2,898,922

Net Assets:
Beginning of period		2,898,922	—

End of period(a)		$17,019,440	$2,898,922

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	**	$4,760

*	Commencement of operations.
**	For the year ended July 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund	15

Notes to Financial Statements

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust currently consists of fifteen funds: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, PGIM 60/40 Allocation Fund, PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund. These financial statements relate only to the PGIM 60/40 Allocation Fund (the “Fund”).

The investment objective of the Fund is to seek a balance between growth and conservation of capital.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities

16

trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

PGIM 60/40 Allocation Fund	17

Notes to Financial Statements (continued)

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”)(formerly known as Quantitative Management Associates, LLC). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. The Manager pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.02% average daily net assets.

The Manager has contractually agreed, through November 30, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.40% of average

18

daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended July 31, 2019, were $15,973,463 and $2,990,116, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended July 31, 2019, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Ultra Short Bond Fund
$22,334	$644,594	$587,732	$—	$—	$79,196	79,196	$723	$—

PGIM 60/40 Allocation Fund	19

Notes to Financial Statements (continued)

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM QMA Large-Cap Core Equity Fund
$1,739,535	$9,313,301	$1,714,994	$1,162,587	$(363,448)	$10,136,981	657,818	$36,767	$358,455
PGIM Total Return Bond Fund
1,157,070	6,660,162	1,275,122	327,760	(874)	6,868,996	465,064	149,836	—

$2,918,939	$16,618,057	$3,577,848	$1,490,347	$(364,322)	$17,085,173		$187,326	$358,455

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date.

For the year ended July 31, 2019, the tax character of dividends paid by the Fund were $131,032 of ordinary income and $1,143 of long-term capital gains. For the period ended July 31, 2018, the tax character of dividends paid by the Fund was $201 of ordinary income.

As of July 31, 2019, the accumulated undistributed earnings on a tax basis were $134,610 of ordinary income and $289,033 of long-term capital gains.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2019 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$15,933,223	$1,523,597	$(371,647)	$1,151,950

The difference between book basis and tax basis is primarily attributable to wash sales.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

20

6. Capital and Ownership

The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Fund, at $0.001 par value per share, divided into one class, designated Class R6 shares.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

At reporting period end, Prudential owned all of the shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class R6	Shares	Amount
Year ended July 31, 2019:
Shares sold	1,420,772	$14,210,268
Shares issued in reinvestment of dividends and distributions	13,683	132,175
Shares reacquired	(169,362)	(1,758,924)

Net increase (decrease) in shares outstanding	1,265,093	$12,583,519

Period ended July 31, 2018*:
Shares sold	282,908	$3,008,789
Shares issued in reinvestment of dividends and distributions	19	201
Shares reacquired	(13,852)	(148,662)

Net increase (decrease) in shares outstanding	269,075	$2,860,328

*	Commencement of operations was September 13, 2017.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those

PGIM 60/40 Allocation Fund	21

Notes to Financial Statements (continued)

portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably. The Fund did not utilize the SCA during the year ended July 31, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Fund of Funds Risk: The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in

22

the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM 60/40 Allocation Fund	23

PGIM 60/40 Allocation Fund

Financial Highlights

Class R6 Shares
	Year Ended July 31, 2019	September 13, 2017(a) through July 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.77	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.20	0.14
Net realized and unrealized gain (loss) on investment transactions	0.47	0.78
Total from investment operations	0.67	0.92
Less Dividends and Distributions:
Dividends from net investment income	(0.34)	(0.15)
Distributions from net realized gains	(0.01)	-
Total dividends and distributions	(0.35)	(0.15)
Net asset value, end of period	$11.09	$10.77
Total Return(c):	6.73%	9.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,019	$2,899
Average net assets (000)	$9,866	$381
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.03%	0.02%	(e)
Expenses before waivers and/or expense reimbursement	1.78%	28.47%	(e)
Net investment income (loss)	1.87%	1.46%	(e)
Portfolio turnover rate(f)	31%	37%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

Report of Independent Registered Public Accounting Firm

To the Shareholders of PGIM 60/40 Allocation Fund and Board of Trustees

Prudential Investment Portfolios 5:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of PGIM 60/40 Allocation Fund, a series of Prudential Investment Portfolios 5, (the Fund), including the schedule of investments, as of July 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for the year ended July 31, 2019 and the period from September 13, 2017 (commencement of operations) to July 31, 2018, and the related notes (collectively, the financial statements) and the financial highlights for the year or period indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for the year ended July 31, 2019 and the period from September 13, 2017 (commencement of operations) to July 31, 2018, and the financial highlights for the year or period indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2019, by correspondence with the transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

September 23, 2019

PGIM 60/40 Allocation Fund	25

Federal Income Tax Information (unaudited)

We are advising you that during the fiscal year ended July 31, 2019, the Fund reported the maximum amount allowed per share but not less than $0.003 per share for Class R6 shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

For the year ended July 31, 2019, the Fund reports, in accordance with Section 854 of the Internal Revenue Code, the following percentages of the ordinary income dividends paid as 1) qualified dividend income (QDI); and 2) eligible for corporate dividends received deduction (DRD):

	QDI	DRD
PGIM 60/40 Allocation Fund	38.80%	37.62%

In January 2020, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of dividends and distributions received by you in calendar year 2019.

26

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 3/11/58 Board Member Portfolios Overseen: 96	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (since 2009); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 7/13/52 Board Member Portfolios Overseen: 96	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

PGIM 60/40 Allocation Fund

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 7/9/52 Board Member Portfolios Overseen: 96	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

Barry H. Evans 11/2/60 Board Member Portfolios Overseen: 95	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014– 2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 10/13/56 Board Member & Independent Chair Portfolios Overseen: 96	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

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Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 9/29/62 Board Member Portfolios Overseen: 95	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Synnex Corporation (since April 2019) (information technology); Independent Director, Kabbage, Inc. (since July 2018) (financial services); Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Michael S. Hyland, CFA 10/4/45 Board Member Portfolios Overseen: 96	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Brian K. Reid 9/22/61 Board Member Portfolios Overseen: 95	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

PGIM 60/40 Allocation Fund

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 6/28/59 Board Member Portfolios Overseen: 95	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 10/5/62 Board Member & President Portfolios Overseen: 96	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

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Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin 5/21/73 Board Member & Vice President Portfolios Overseen: 96	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara 9/11/55 Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012

PGIM 60/40 Allocation Fund

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Dino Capasso 8/19/74 Chief Compliance Officer	Chief Compliance Officer (July 2019-Present) of PGIM Investments LLC; Chief Compliance Officer (July 2019-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global High Yield Fund, Inc., and PGIM High Yield Bond Fund, Inc.; Vice President and Deputy Chief Compliance Officer (June 2017-2019) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

Andrew R. French 12/22/62 Secretary	Vice President of PGIM Investments LLC (December 2018-Present); formerly Vice President and Corporate Counsel (February 2010-December 2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Jonathan D. Shain 8/9/58 Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

Claudia DiGiacomo 10/14/74 Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Diana N. Huffman 4/14/82 Assistant Secretary	Vice President and Corporate Counsel (since September 2015) of Prudential; formerly Associate at Willkie Farr & Gallagher LLP (2009-2015).	Since March 2019

Christian J. Kelly 5/5/75 Treasurer and Principal Financial and Accounting Officer	Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly, Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

Peter Parrella 8/21/58 Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within PGIM Investments Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since June 2007

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Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Lana Lomuti 6/7/67 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Linda McMullin 7/10/61 Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within PGIM Investments Fund Administration.	Since April 2014

Kelly A. Coyne 8/8/68 Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

Charles H. Smith 1/11/73 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007-December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998-January 2007).	Since January 2017

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

PGIM 60/40 Allocation Fund

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM 60/40 Allocation Fund (the “Fund”)1 consists of eleven individuals, nine2 of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with QMA LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

[1]	PGIM 60/40 Allocation Fund is a series of Prudential Investment Portfolios 5.
[2]

Grace C. Torres was an Interested Trustee of the Fund at the time the Board considered and approved the renewal of the Fund’s advisory agreements, but has since become an Independent Trustee of the Fund.

PGIM 60/40 Allocation Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of QMA’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and QMA.

Visit our website at pgiminvestments.com

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2018 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of reducing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM 60/40 Allocation Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-year period ended December 31, 2018. The Board considered that the Fund commenced operations on September 13, 2017 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal period ended July 31, 2018. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund

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expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.40% for Class R6 shares through November 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to allow the Fund to continue to create a longer-term performance record and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM 60/40 Allocation Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Fund’s website and on the Commission’s website at the end of August.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM 60/40 Allocation Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends (as of the third month of the Fund’s fiscal quarter for reporting periods on or after September 30, 2019) will be made publicly available 60 days after the end of each quarter at sec.gov.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM 60/40 ALLOCATION FUND

SHARE CLASS	R6
NASDAQ	PALDX
CUSIP	74440V724

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services – (a) Audit Fees

For the fiscal years ended July 31, 2019 and July 31, 2018, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $315,649 and $310,524 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended July 31, 2019 and July 31, 2018: none.

(c) Tax Fees

For the fiscal years ended July 31, 2019 and July 31, 2018: none.

(d) All Other Fees

For the fiscal years ended July 31, 2019 and July 31, 2018: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the

Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph

will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2)	Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee – For the fiscal years ended July 31, 2019 and July 31, 2018: none.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended July 31, 2019 and July 31, 2018 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants –

The registrant has a separately designated standing audit committee (the “Audit Committee”) established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the Audit Committee are Kevin J. Bannon (chair), Ellen S. Alberding, Linda W. Bynoe, and Richard A. Redeker (ex-officio).

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –

              Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 5

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	September 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 23, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	September 23, 2019